UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23901

Exact name of registrant as specified in charter:	PGIM Rock ETF Trust

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French

655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2025

Date of reporting period:	10/31/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM S&P 500 Buffer 12 ETF - January
(Formerly, PGIM US Large-Cap Buffer 12 ETF - January Prior To February 21, 2025)
TICKER SYMBOL:
JANP
Listing Exchange:
Cboe BZX
Exchange, Inc.
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the PGIM S&P 500 Buffer 12 ETF - January (the “Fund”) for the period of
November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF - January	$46	0.43%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the SPY losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options
(FLEX Options) on the SPY. SPY is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The current target outcome period began on January 1, 2025, and will end on December 31, 2025. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.
ETF1018E_JAN

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 29, 2023 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	13.46%	14.32% (12/29/2023)
S&P 500 Price Return Index	19.89%	21.73%

Since Inception returns are provided for the Fund since it has less than
10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 11,840,200
Number of fund holdings	5
Total advisory fees paid for the year	$ 33,896
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	104.1%
Affiliated Mutual Fund - Short-Term Investment	0.6%
Options Written	(4.6)%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2024:
For the year ended October 31, 2025, total annual Fund operating expenses after waivers and/or expense reimbursement increased from 0.26%
in the year ended October 31, 2024 to 0.43% due to the expiration of a voluntary fee waiver on a portion of the Fund's unitary management fee on
December 31, 2024.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2025 at
pgim.com/investments/etfs/prospectuses-fact-sheets
 or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the
US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Buffer 12 ETF - January

TICKER SYMBOL	JANP
CUSIP	69420N106
ETF1018E_JAN

PGIM S&P 500 Buffer 20 ETF - January
(Formerly, PGIM US Large-Cap Buffer 20 ETF - January Prior To February 21, 2025)
TICKER SYMBOL:
PBJA
Listing Exchange:
Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the PGIM S&P 500 Buffer 20 ETF - January (the “Fund”) for the period of
November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF - January	$52	0.49%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the SPY losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options
(FLEX Options) on the SPY. SPY is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The current target outcome period began on January 1, 2025 and will end on December 31, 2025. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.
ETF1019E_JAN

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 29, 2023 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	10.45%	11.12% (12/29/2023)
S&P 500 Price Return Index	19.89%	21.73%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 27,633,854
Number of fund holdings	5
Total advisory fees paid for the year	$ 168,258
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDI
NG
S AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	106.2%
Affiliated Mutual Fund - Short-Term Investment	0.6%
Options Written	(6.8)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2024:
For the year ended October 31, 2025, total annual Fund operating expenses after waivers and/or expense reimbursement increased from 0.24%
in the year ended October 31, 2024 to 0.49% due to the expiration of a voluntary fee waiver on a waiver on a portion of the Fund's unitary management fee on December 31, 2024.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2025 at
pgim.com/investments/etfs/prospectuses-fact-sheets
 or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Buffer 20 ETF - January

TICKER SYMBOL	PBJA
CUSIP	69420N205
ETF1019E_JAN

PGIM S&P 500 Buffer 12 ETF - February
(Formerly, PGIM US Large-Cap Buffer 12 ETF - February Prior To February 21, 2025)
TICKER SYMBOL:
FEBP
Listing Exchange:
Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the PGIM S&P 500 Buffer 12 ETF - February (the “Fund”) for the period of
November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF - February	$45	0.42%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the SPY losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options
(FLEX Options) on the SPY. SPY is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The current target outcome period began on February 1, 2025 and will end on January 31, 2026. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.
ETF1018E_FEB

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: January 31, 2024 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	12.66%	13.61% (1/31/2024)
S&P 500 Price Return Index	19.89%	21.77%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 10,331,400
Number of fund holdings	5
Total advisory fees paid for the year	$ 32,091
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	103.2%
Affiliated Mutual Fund - Short-Term Investment	0.8%
Options Written	(4.0)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2024:
For the year ended October 31, 2025, total annual Fund operating expenses after waivers and/or expense reimbursement increased from 0.31%
in the year ended October 31, 2024 to 0.42% due to the expiration of a voluntary fee waiver on a portion of the Fund's unitary management fee on
December 31, 2024.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2025 at
pgim.com/investments/etfs/prospectuses-fact-sheets
 or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Buffer 12 ETF - February

TICKER SYMBOL	FEBP
CUSIP	69420N304
ETF1018E_FEB

PGIM S&P 500 Buffer 20 ETF - February
(Formerly, PGIM US Large-Cap Buffer 20 ETF - February Prior To February 21, 2025)
TICKER SYMBOL:
PBFB
Listing Exchange:
Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the PGIM S&P 500 Buffer 20 ETF - February (the “Fund”) for the period of
November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF - February	$47	0.45%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the SPY losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options
(FLEX Options) on the SPY. SPY is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The current target outcome period began on February 1, 2025 and will end on January 31, 2026. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.
ETF1019E_FEB

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: January 31, 2024 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	10.00%	10.81% (1/31/2024)
S&P 500 Price Return Index	19.89%	21.77%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 16,473,298
Number of fund holdings	5
Total advisory fees paid for the year	$ 54,186
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	105.3%
Affiliated Mutual Fund - Short-Term Investment	0.6%
Options Written	(5.9)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2024:
For the year ended October 31, 2025, total annual Fund operating expenses after waivers and/or expense reimbursement increased from 0.29%
in the year ended October 31, 2024 to 0.45% due the expiration of a voluntary fee waiver on a portion of the Fund's unitary management fee on
December 31, 2024.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2025 at
pgim.com/investments/etfs/prospectuses-fact-sheets
 or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Buffer 20 ETF - February

TICKER SYMBOL	PBFB
CUSIP	69420N403
ETF1019E_FEB

PGIM S&P 500 Buffer 12 ETF - March
(Formerly, PGIM US Large-Cap Buffer 12 ETF - March Prior To February 21, 2025)
TICKER SYMBOL:
MRCP
Listing Exchange:
Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the PGIM S&P 500 Buffer 12 ETF - March (the “Fund”) for the period of
November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF - March	$45	0.42%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the SPY losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options
(FLEX Options) on the SPY. SPY is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The current target outcome period began on March 1, 2025 and will end on February 28, 2026. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncement regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.
ETF1018E_MAR

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: February 29, 2024 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	14.96%	14.72% (2/29/2024)
S&P 500 Price Return Index	19.89%	19.31%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 11,955,167
Number of fund holdings	5
Total advisory fees paid for the year	$ 34,484
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	104.8%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Options Written	(5.7)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2024:
For the year ended October 31, 2025, total annual Fund operating expenses after waivers and/or expense reimbursement increased from 0.33%
in the year ended October 31, 2024 to 0.42% due to the expiration of a voluntary fee waiver on a portion of the Fund's unitary management fee on
December 31, 2024.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2025 at
pgim.com/investments/etfs/prospectuses-fact-sheets
 or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Buffer 12 ETF - March

TICKER SYMBOL	MRCP
CUSIP	69420N502
ETF1018E_MAR

PGIM S&P 500 Buffer 20 ETF - March
(Formerly, PGIM US Large-Cap Buffer 20 ETF - March Prior To February 21, 2025)
TICKER SYMBOL:
PBMR
Listing Exchange:
Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the PGIM S&P 500 Buffer 20 ETF - March (the “Fund”) for the period of
November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prosp
ectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF - March	$47	0.44%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the SPY losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options
(FLEX Options) on the SPY. SPY is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The current target outcome period began on March 1, 2025 and will end on February 28, 2026. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.
ETF1019E_MAR

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: February 29, 2024 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	11.38%	11.55% (2/29/2024)
S&P 500 Price Return Index	19.89%	19.31%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 15,309,791
Number of fund holdings	5
Total advisory fees paid for the year	$ 50,315
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	106.8%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Options Written	(7.7)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2024:
For the year ended October 31, 2025, total annual Fund operating expenses after waivers and/or expense reimbursement increased from 0.35%
in the year ended October 31, 2024 to 0.44% due to the expiration of a voluntary fee waiver on a portion of the Fund's unitary management fee on
December 31, 2024.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2025 at
pgim.com/investments/etfs/prospectuses-fact-sheets
 or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Buffer 20 ETF - March

TICKER SYMBOL	PBMR
CUSIP	69420N601
ETF1019E_MAR

PGIM S&P 500 Buffer 12 ETF - April
(Formerly, PGIM US Large-Cap Buffer 12 ETF - April Prior To February 21, 2025)
TICKER SYMBOL:
APRP
Listing Exchange:
Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the PGIM S&P 500 Buffer 12 ETF - April (the “Fund”) for the period of
November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF - April	$44	0.42%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the SPY losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options
(FLEX Options) on the SPY. SPY is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The current target outcome period began on April 1, 2025 and will end on March 31, 2026. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s
FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.
ETF1018E_APR

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: March 28, 2024 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	8.71%	10.29% (3/28/2024)
S&P 500 Price Return Index	19.89%	18.13%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 12,863,577
Number of fund holdings	5
Total advisory fees paid for the year	$ 35,817
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	110.4%
Affiliated Mutual Fund - Short-Term Investment	0.5%
Options Written	(11.2)%
99.7%
Other assets in excess of liabilities	0.3%
100.0%

WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2024:
For the year ended October 31, 2025, total annual Fund operating expenses after waivers and/or expense reimbursement increased from 0.36%
in the year ended October 31, 2024 to 0.42% due to the expiration of a voluntary fee waiver on a portion of the Fund's unitary management fee on
December 31, 2024.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2025 at
pgim.com/investments/etfs/prospectuses-fact-sheets
 or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Buffer 12 ETF - April

TICKER SYMBOL	APRP
CUSIP	69420N700
ETF1018E_APR

PGIM S&P 500 Buffer 20 ETF - April
(Formerly, PGIM US Large-Cap Buffer 20 ETF - April Prior To February 21, 2025)
TICKER SYMBOL:
PBAP
Listing Exchange:
Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the PGIM S&P 500 Buffer 20 ETF - April (the “Fund”) for the period of
November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF - April	$47	0.45%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the SPY losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options
(FLEX Options) on the SPY. SPY is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The current target outcome period began on April 1, 2025 and will end on March 31, 2026. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s
FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.
ETF1019E_APR

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: March 28, 2024 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	7.26%	8.73% (3/28/2024)
S&P 500 Price Return Index	19.89%	18.13%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 20,861,871
Number of fund holdings	5
Total advisory fees paid for the year	$ 70,371
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	113.1%
Affiliated Mutual Fund - Short-Term Investment	0.8%
Options Written	(13.8)%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2024:
For the year ended October 31, 2025, total annual Fund operating expenses after waivers and/or expense reimbursement increased from 0.39%
in the year ended October 31, 2024 to 0.45% due to the expiration of a voluntary fee waiver on a portion of the Fund's unitary management fee on
December 31, 2024.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2025 at
pgim.com/investments/etfs/prospectuses-fact-sheets
 or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Buffer 20 ETF - April

TICKER SYMBOL	PBAP
CUSIP	69420N809
ETF1019E_APR

PGIM S&P 500 Buffer 12 ETF - May
(Formerly, PGIM US Large-Cap Buffer 12 ETF - May Prior To February 21, 2025)
TICKER SYMBOL:
MAYP
Listing Exchange:
Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the PGIM S&P 500 Buffer 12 ETF - May (the “Fund”) for the period of
November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF - May	$44	0.42%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the SPY losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options
(FLEX Options) on the SPY. SPY is an exchange-traded unit investment trust seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The current target outcome period began on May 1, 2025 and will end on April 30, 2026. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s
FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.
ETF1018E_MAY

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: April 30, 2024 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	11.58%	13.91% (4/30/2024)
S&P 500 Price Return Index	19.89%	22.65%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 10,343,301
Number of fund holdings	5
Total advisory fees paid for the year	$ 27,877
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	110.6%
Affiliated Mutual Fund - Short-Term Investment	1.0%
Options Written	(11.6)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2024:
For the year ended October 31, 2025, total annual Fund operating expenses after waivers and/or expense reimbursement increased from 0.37%
in the year ended October 31, 2024 to 0.42% due to the expiration of a voluntary fee waiver on a portion of the Fund's unitary management fee on
December 31, 2024.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2025 at
pgim.com/investments/etfs/prospectuses-fact-sheets
 or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Buffer 12 ETF - May

TICKER SYMBOL	MAYP
CUSIP	69420N882
ETF1018E_MAY

PGIM S&P 500 Buffer 20 ETF - May
(Formerly, PGIM US Large-Cap Buffer 20 ETF - May Prior To February 21, 2025)
TICKER SYMBOL:
PBMY
Listing Exchange:
Cboe BZX
Exchange, Inc.
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the PGIM S&P 500 Buffer 20 ETF - May (the “Fund”) for the period of
November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF - May	$45	0.43%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the SPY losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options
(FLEX Options) on the SPY. SPY is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The current target outcome period began on May 1, 2025 and will end on April 30, 2026. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s
FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.
ETF1019E_MAY

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: April 30, 2024 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	10.34%	11.92% (4/30/2024)
S&P 500 Price Return Index	19.89%	22.65%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 13,626,966
Number of fund holdings	5
Total advisory fees paid for the year	$ 41,859
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	113.8%
Affiliated Mutual Fund - Short-Term Investment	0.8%
Options Written	(14.6)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Buffer 20 ETF - May

TICKER SYMBOL	PBMY
CUSIP	69420N874
ETF1019E_MAY

PGIM S&P 500 Buffer 12 ETF - June
(Formerly, PGIM US Large-Cap Buffer 12 ETF - June Prior To February 21, 2025)
TICKER SYMBOL:
JUNP
Listing Exchange:
Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the PGIM S&P 500 Buffer 12 ETF - June (the “Fund”) for the period of
November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
.
You can also request
this
information by contacting us at
(888) 247-8090 or (973) 802-2093
from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF - June	$45	0.42%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the SPY losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options
(FLEX Options) on the SPY. SPY is an exchange-traded unit investment trust seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The current target outcome period began on June 1, 2025 and will end on May 30, 2026. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s
FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies
, enabling equity markets to recover and gain
additional ground through the end of the reporting period.
ETF1018E_JUN

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: May 31, 2024 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	13.60%	13.93% (5/31/2024)
S&P 500 Price Return Index	19.89%	20.09%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 11,147,421
Number of fund holdings	5
Total advisory fees paid for the year	$ 37,658
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	107.5%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Options Written	(8.4)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Buffer 12 ETF - June

TICKER SYMBOL	JUNP
CUSIP	69420N866
ETF1018E_JUN

PGIM S&P 500 Buffer 20 ETF - June
(Formerly, PGIM US Large-Cap Buffer 20 ETF - June Prior To February 21, 2025)
TICKER SYMBOL:
PBJN
Listing Exchange:
Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the PGIM S&P 500 Buffer 20 ETF - June (the “Fund”) for the period of
November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF - June	$47	0.44%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the SPY losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options
(FLEX Options) on the SPY. SPY is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The current target outcome period began on June 1, 2025 and will end on May 30, 2026. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s
FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.
ETF1019E_JUN

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: May 31, 2024 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	12.38%	12.41% (5/31/2024)
S&P 500 Price Return Index	19.89%	20.09%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 19,794,227
Number of fund holdings	5
Total advisory fees paid for the year	$ 55,867
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	109.4%
Affiliated Mutual Fund - Short-Term Investment	0.7%
Options Written	(10.1)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Buffer 20 ETF - June

TICKER SYMBOL	PBJN
CUSIP	69420N858
ETF1019E_JUN

PGIM S&P 500 Buffer 12 ETF - July
(Formerly, PGIM US Large-Cap Buffer 12 ETF - July Prior To February 21, 2025)
TICKER SYMBOL:
JULP
Listing Exchange:
Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the PGIM S&P 500 Buffer 12 ETF - July (the “Fund”) for the period of
November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF - July	$46	0.43%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the SPY losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options
(FLEX Options) on the SPY. SPY is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The current target outcome period began on July 1, 2025 and will end on June 30, 2026. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s
FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.
ETF1018E_JUL

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: May 7, 2024 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	14.80%	14.04% (5/7/2024)
S&P 500 Price Return Index	19.89%	22.65%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 16,111,760
Number of fund holdings	5
Total advisory fees paid for the year	$ 44,836
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	105.7%
Affiliated Mutual Fund - Short-Term Investment	1.0%
Options Written	(6.4)%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Buffer 12 ETF - July

TICKER SYMBOL	JULP
CUSIP	69420N841
ETF1018E_JUL

PGIM S&P 500 Buffer 20 ETF - July
(Formerly, PGIM US Large-Cap Buffer 20 ETF - July Prior To February 21, 2025)
TICKER SYMBOL:
PBJL
Listing Exchange:
Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the PGIM S&P 500 Buffer 20 ETF - July (the “Fund”) for the period of
November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF - July	$48	0.45%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the SPY losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options
(FLEX Options) on the SPY. SPY is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The current target outcome period began on July 1, 2025 and will end on June 30, 2026. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s
FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.
ETF1019E_JUL

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: May 7, 2024 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	12.51%	11.98% (5/7/2024)
S&P 500 Price Return Index	19.89%	22.65%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 26,330,124
Number of fund holdings	5
Total advisory fees paid for the year	$ 67,409
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	107.1%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Options Written	(7.9)%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Buffer 20 ETF - July

TICKER SYMBOL	PBJL
CUSIP	69420N833
ETF1019E_JUL

PGIM S&P 500 Buffer 12 ETF - August
(Formerly, PGIM US Large-Cap Buffer 12 ETF - August Prior To February 21, 2025)
TICKER SYMBOL:
AUGP
Listing Exchange:
Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the PGIM S&P 500 Buffer 12 ETF - August (the “Fund”) for the period of
November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF - August	$45	0.42%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the SPY losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options
(FLEX Options) on the SPY. SPY is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The current target outcome period began on August 1, 2025 and will end on July 31, 2026. Within each target outcome period, performance is primarily driven by the return of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s
FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.
ETF1018E_AUG

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: May 9, 2024 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	15.94%	14.90% (5/9/2024)
S&P 500 Price Return Index	19.89%	22.65%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 11,364,075
Number of fund holdings	5
Total advisory fees paid for the year	$ 30,636
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	105.0%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Options Written	(5.9)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Buffer 12 ETF - August

TICKER SYMBOL	AUGP
CUSIP	69420N825
ETF1018E_AUG

PGIM S&P 500 Buffer 20 ETF - August
(Formerly, PGIM US Large-Cap Buffer 20 ETF - August Prior To February 21, 2025)
TICKER SYMBOL:
PBAU
Listing Exchange:
Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the PGIM S&P 500 Buffer 20 ETF - August (the “Fund”) for the period of
November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF - August	$47	0.44%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the SPY losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options
(FLEX Options) on the SPY. SPY is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The current target outcome period began on August 1, 2025 and will end on July 31, 2026. Within each target outcome period, performance is primarily driven by the return of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s
FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.
ETF1019E_AUG

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: May 9, 2024 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	12.37%	12.07% (5/9/2024)
S&P 500 Price Return Index	19.89%	22.65%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 18,055,601
Number of fund holdings	5
Total advisory fees paid for the year	$ 38,338
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	106.0%
Affiliated Mutual Fund - Short-Term Investment	0.8%
Options Written	(6.8)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Buffer 20 ETF - August

TICKER SYMBOL	PBAU
CUSIP	69420N817
ETF1019E_AUG

PGIM S&P 500 Buffer 12 ETF - September
(Formerly, PGIM US Large-Cap Buffer 12 ETF - September Prior To February 21, 2025)
TICKER SYMBOL:
SEPP
Listing Exchange:
Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the PGIM S&P 500 Buffer 12 ETF - September (the “Fund”) for the period of
November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF - September	$44	0.41%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the SPY losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options
(FLEX Options) on the SPY. SPY is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The current target outcome period began on September 1, 2025 and will end on August 31, 2026. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.
ETF1018E_SEP

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: May 14, 2024 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	15.13%	13.81% (5/14/2024)
S&P 500 Price Return Index	19.89%	22.65%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 12,394,548
Number of fund holdings	5
Total advisory fees paid for the year	$ 30,679
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	104.7%
Affiliated Mutual Fund - Short-Term Investment	1.2%
Options Written	(5.9)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Buffer 12 ETF - September

TICKER SYMBOL	SEPP
CUSIP	69420N791
ETF1018E_SEP

PGIM S&P 500 Buffer 20 ETF - September
(Formerly, PGIM US Large-Cap Buffer 20 ETF - September Prior To February 21, 2025)
TICKER SYMBOL:
PBSE
Listing Exchange:
Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the PGIM S&P 500 Buffer 20 ETF - September (the “Fund”) for the period of
November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF - September	$48	0.45%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the SPY losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options
(FLEX Options) on the SPY. SPY is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The current target outcome period began on September 1, 2025 and will end on August 31, 2026. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.
ETF1019E_SEP

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: May 14, 2024 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	11.56%	10.95% (5/14/2024)
S&P 500 Price Return Index	19.89%	22.65%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 34,072,575
Number of fund holdings	5
Total advisory fees paid for the year	$ 43,971
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	105.8%
Affiliated Mutual Fund - Short-Term Investment	1.0%
Options Written	(6.8)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Buffer 20 ETF - September

TICKER SYMBOL	PBSE
CUSIP	69420N783
ETF1019E_SEP

PGIM S&P 500 Buffer 12 ETF - October
(Formerly, PGIM US Large-Cap Buffer 12 ETF - October Prior To February 21, 2025)
TICKER SYMBOL:
OCTP
Listing Exchange:
Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the PGIM S&P 500 Buffer 12 ETF - October (the “Fund”) for the period of
November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF - October	$46	0.43%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the SPY losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options
(FLEX Options) on the SPY. SPY is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable.
■
The current target outcome period began on October 1, 2025 and will end on September 30, 2026. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.
ETF1018E_OCT

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: May 16, 2024 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	14.54%	13.25% (5/16/2024)
S&P 500 Price Return Index	19.89%	20.09%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 18,296,036
Number of fund holdings	5
Total advisory fees paid for the year	$ 42,868
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	104.5%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Options Written	(5.4)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including
the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by
contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Buffer 12 ETF - October

TICKER SYMBOL	OCTP
CUSIP	69420N742
ETF1018E_OCT

PGIM S&P 500 Buffer 20 ETF - October
(Formerly, PGIM US Large-Cap Buffer 20 ETF - October Prior To February 21, 2025)
TICKER SYMBOL:
PBOC

Listing Exchange:
Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the PGIM S&P 500 Buffer 20 ETF - October (the “Fund”) for the period of
November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF - October	$46	0.44%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the SPY losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options
(FLEX Options) on the SPY. SPY is an exchange-traded unit investment trust seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The current target outcome period began on October 1, 2025 and will end on September 30, 2026. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.
ETF1019E_OCT

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: May 16, 2024 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	10.86%	10.29% (5/16/2024)
S&P 500 Price Return Index	19.89%	20.09%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 20,196,579
Number of fund holdings	5
Total advisory fees paid for the year	$ 38,457
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	104.9%
Affiliated Mutual Fund - Short-Term Investment	1.1%
Options Written	(5.7)%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and
enroll
.
PGIM S&P 500 Buffer 20 ETF - October

TICKER SYMBOL	PBOC
CUSIP	69420N775
ETF1019E_OCT

PGIM S&P 500 Buffer 12 ETF - November
(Formerly, PGIM US Large-Cap Buffer 12 ETF - November Prior To February 21, 2025)
TICKER SYMBOL:
NOVP
Listing Exchange:
Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the PGIM S&P 500 Buffer 12 ETF - November (the “Fund”) for the period of
November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF - November	$44	0.41%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the SPY losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options
(FLEX Options) on the SPY. SPY is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The target outcome period for the reporting period began on November 1, 2024 and ended on October 31, 2025. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.
ETF1018E_NOV

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: May 21, 2024 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	13.49%	13.77% (5/21/2024)
S&P 500 Price Return Index	19.89%	20.09%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 8,438,125
Number of fund holdings	5
Total advisory fees paid for the year	$ 21,490
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	104.2%
Affiliated Mutual Fund - Short-Term Investment	0.3%
Options Written	(5.0)%
99.5%
Other assets in excess of liabilities	0.5%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Buffer 12 ETF - November

TICKER SYMBOL	NOVP
CUSIP	69420N734
ETF1018E_NOV

PGIM S&P 500 Buffer 20 ETF - November
(Formerly, PGIM US Large-Cap Buffer 20 ETF - November Prior To February 21, 2025)
TICKER SYMBOL:
PBNV
Listing Exchange:
Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the PGIM S&P 500 Buffer 20 ETF - November (the “Fund”) for the period of
November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF - November	$43	0.41%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the SPY losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options
(FLEX Options) on the SPY. SPY is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The target outcome period for the reporting period began on November 1, 2024 and ended on October 31, 2025. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.
ETF1019E_NOV

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: May 21, 2024 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	10.54%	11.03% (5/21/2024)
S&P 500 Price Return Index	19.89%	20.09%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 13,091,233
Number of fund holdings	5
Total advisory fees paid for the year	$ 34,260
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	104.7%
Affiliated Mutual Fund - Short-Term Investment	0.7%
Options Written	(5.1)%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Buffer 20 ETF - November

TICKER SYMBOL	PBNV
CUSIP	69420N767
ETF1019E_NOV

PGIM S&P 500 Buffer 12 ETF - December
(Formerly, PGIM US Large-Cap Buffer 12 ETF - December Prior To February 21, 2025)
TICKER SYMBOL:
DECP
Listing Exchange:
Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the PGIM S&P 500 Buffer 12 ETF - December (the “Fund”) for the period of
November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF - December	$43	0.40%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the SPY losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options
(FLEX Options) on the SPY. SPY is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The target outcome period for the reporting period began on December 1, 2024 and will end on November 30, 2025. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.
ETF1018E_DEC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: May 23, 2024 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	13.23%	13.07% (5/23/2024)
S&P 500 Price Return Index	19.89%	20.09%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT
ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 9,851,516
Number of fund holdings	5
Total advisory fees paid for the year	$ 28,443
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	101.0%
Affiliated Mutual Fund - Short-Term Investment	0.6%
Options Written	(1.6)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Buffer 12 ETF - December

TICKER SYMBOL	DECP
CUSIP	69420N726
ETF1018E_DEC

PGIM S&P 500 Buffer 20 ETF - December
(Formerly, PGIM US Large-Cap Buffer 20 ETF - December Prior To February 21, 2025)
TICKER SYMBOL:
PBDE
Listing Exchange:
Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the PGIM S&P 500 Buffer 20 ETF - December (the “Fund”) for the period of
November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF - December	$50	0.47%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the SPY losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options
(FLEX Options) on the SPY. SPY is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The target outcome period for the reporting period began on December 1, 2024 and will end on November 30, 2025. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.
ETF1019E_DEC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: May 23, 2024 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	10.80%	10.78% (5/23/2024)
S&P 500 Price Return Index	19.89%	20.09%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 23,765,343
Number of fund holdings	5
Total advisory fees paid for the year	$ 89,917
Portfolio turnover rate for the year	0%

WHAT
ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	102.8%
Affiliated Mutual Fund - Short-Term Investment	0.5%
Options Written	(3.3)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Buffer 20 ETF - December

TICKER SYMBOL	PBDE
CUSIP	69420N759
ETF1019E_DEC

PGIM Laddered S&P 500 Buffer 12 ETF
(Formerly, PGIM Laddered Fund Of Buffer 12 ETF Prior To February 21, 2025)
TICKER SYMBOL:
BUFP
Listing Exchange:
Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the PGIM Laddered S&P 500 Buffer 12 ETF (the “Fund”) for the period of
November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Laddered S&P 500 Buffer 12 ETF	$0	0.00%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund buys and holds an equal-weighted portfolio of the twelve PGIM S&P 500 Buffer 12 ETFs (January to December) (the Underlying
ETFs). The Fund itself does not provide any stated buffer against losses. Because each Underlying ETF invests substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (FLEX Options) on the SPDR® S&P 500® ETF Trust
(SPY), its performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of an Underlying Fund’s FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.
ETF1022E

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: June 11, 2024 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	13.37%	13.02% (6/11/2024)
S&P 500 Price Return Index	19.89%	20.09%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT
ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 79,135,672
Number of fund holdings	13
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Affiliated Exchange-Traded Funds - Equity	99.9%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Laddered S&P 500 Buffer 12 ETF

TICKER SYMBOL	BUFP
CUSIP	69420N718
ETF1022E

PGIM Laddered S&P 500 Buffer 20 ETF
(Formerly, PGIM Laddered Fund of Buffer 20 ETF Prior to February 21, 2025)
TICKER SYMBOL:
PBFR
Listing Exchange:
Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the PGIM Laddered S&P 500 Buffer 20 ETF (the “Fund”) for the period of
November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Laddered S&P 500 Buffer 20 ETF	$0	0.00%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund buys and holds an equal-weighted portfolio of the twelve S&P 500 Buffer 20 ETFs (January to December) (the Underlying ETFs).
The Fund itself does not provide any stated buffer against losses. Because each Underlying ETF invests substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (FLEX Options) on the SPDR® S&P 500® ETF Trust
(SPY), its performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of an Underlying Fund’s FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.
ETF1023E

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: June 11, 2024 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	10.73%	10.67% (6/11/2024)
S&P 500 Price Return Index	19.89%	20.09%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 69,943,920
Number of fund holdings	13
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Affiliated Exchange-Traded Funds - Equity	99.9%
Affiliated Mutual Fund - Short-Term Investment	0.6%
100.5%
Liabilities in excess of other assets	(0.5)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Laddered S&P 500 Buffer 20 ETF

TICKER SYMBOL	PBFR
CUSIP	69420N692
ETF1023E

PGIM Nasdaq-100 Buffer 12 ETF - January
TICKER SYMBOL:
PQJA
Listing Exchange:
Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the PGIM Nasdaq-100 Buffer 12 ETF - January (the “Fund”) for the period of
December 27, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Nasdaq-100 Buffer 12 ETF - January	$45	0.50%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the Invesco QQQ Trust
SM
, Series 1 (QQQ) up to a
predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the QQQ losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible
EXchange® Options (FLEX Options) on the QQQ. QQQ is an exchange-traded unit investment trust that seeks to track the investment results, before fees and expenses, of all the stocks in the Nasdaq-100 Index®.
■
The current target outcome period began on January 1, 2025 and will end on December 31, 2025. Within each target outcome period, performance is primarily driven by the returns of QQQ, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In early 2025, equities provided lackluster returns as the US Federal Reserve slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.
ETF1025E_JAN

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call
(888) 247-8090 or (973) 802-2093
from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 27, 2024 to October 31, 2025 Initial Investment of $10,000

Total Returns as of 10/31/2025
Since Inception (%)
Net Asset Value (NAV)	14.12% (12/27/2024)
NASDAQ 100 Price Return Index	23.06%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 5,991,535
Number of fund holdings	5
Total advisory fees paid for the year	$ 17,666
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	106.4%
Affiliated Mutual Fund - Short-Term Investment	1.3%
Options Written	(7.7)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Nasdaq-100 Buffer 12 ETF - January

TICKER SYMBOL	PQJA
CUSIP	69420N551
ETF1025E_JAN

PGIM Nasdaq-100 Buffer 12 ETF - April
TICKER SYMBOL:
PQAP
Listing Exchange:
Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the PGIM Nasdaq-100 Buffer 12 ETF - April (the “Fund”) for the period of
December 27, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Nasdaq-100 Buffer 12 ETF - April	$45	0.50%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the Invesco QQQ Trust
SM
, Series 1 (QQQ) up to a
predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the QQQ losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible
EXchange® Options (FLEX Options) on the QQQ. QQQ is an exchange-traded unit investment trust that seeks to track the investment results, before fees and expenses, of all the stocks in the Nasdaq-100 Index®.
■
The current target outcome period began on April 1, 2025 and will end on March 31, 2026. Within each target outcome period, performance is primarily driven by the returns of QQQ, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s
FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In early 2025, equities provided lackluster returns as the US Federal Reserve slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.
ETF1025E_APR

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 27, 2024 to October 31, 2025 Initial Investment of $10,000

Total Returns as of 10/31/2025
Since Inception (%)
Net Asset Value (NAV)	12.80% (12/27/2024)
NASDAQ 100 Price Return Index	23.06%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 7,331,966
Number of fund holdings	5
Total advisory fees paid for the year	$ 22,344
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	118.1%
Affiliated Mutual Fund - Short-Term Investment	0.8%
Options Written	(18.9)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Nasdaq-100 Buffer 12 ETF - April

TICKER SYMBOL	PQAP
CUSIP	69420N544
ETF1025E_APR

PGIM Nasdaq-100 Buffer 12 ETF - July
TICKER SYMBOL:
PQJL
Listing Exchange:
Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the PGIM Nasdaq-100 Buffer 12 ETF - July (the “Fund”) for the period of
December 27, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Nasdaq-100 Buffer 12 ETF - July	$45	0.50%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING
PERIOD
?
■
The Fund seeks to provide investors with returns that match the price return of the Invesco QQQ Trust
SM
, Series 1 (QQQ)
up
to a
predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the QQQ losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible
EXchange® Options (FLEX Options) on the QQQ. QQQ is an exchange-traded unit investment trust that seeks to track the investment results, before fees and expenses, of all the stocks in the Nasdaq-100 Index®.
■
The current target outcome period began on July 1, 2025 and will end on June 30, 2026. Within each target outcome period, performance is primarily driven by the returns of QQQ, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s
FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In early 2025, equities provided lackluster returns as the US Federal Reserve slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.
ETF1025E_JUL

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 27, 2024 to October 31, 2025 Initial Investment of $10,000

Total Returns as of 10/31/2025
Since Inception (%)
Net Asset Value (NAV)	15.05% (12/27/2024)
NASDAQ 100 Price Return Index	23.06%

Since Inception returns are
provided
for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 4,889,710
Number of fund holdings	5
Total advisory fees paid for the year	$ 13,292
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	108.5%
Affiliated Mutual Fund - Short-Term Investment	0.6%
Options Written	(9.1)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Nasdaq-100 Buffer 12 ETF - July

TICKER SYMBOL	PQJL
CUSIP	69420N536
ETF1025E_JUL

PGIM Nasdaq-100 Buffer 12 ETF - October
TICKER SYMBOL:
PQOC
Listing Exchange:
Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the PGIM Nasdaq-100 Buffer 12 ETF - October (the “Fund”) for the period of
December 27, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Nasdaq-100 Buffer 12 ETF - October	$45	0.50%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE
REPORTING
PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the
Invesco
QQQ Trust
SM
, Series 1 (QQQ) up to a
predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the QQQ losses over the one-year target outcome period. The Fund invests substantially all of its assets in customized equity option contracts known as FLexible
EXchange® Options (FLEX Options) on the QQQ. QQQ is an exchange-traded unit investment trust thatseeks to track the investment results, before fees and expenses, of the Nasdaq-100 Index®.
■
The current target outcome period began on October 1, 2025 and will end on September 30, 2026. Within each target outcome period, performance is primarily driven by the returns of QQQ, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In early 2025, equities provided lackluster returns as the US Federal Reserve slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.
ETF1025E_OCT

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 27, 2024 to October 31, 2025 Initial Investment of $10,000

Total Returns as of 10/31/2025
Since Inception (%)
Net Asset Value (NAV)	14.13% (12/27/2024)
NASDAQ 100 Price Return Index	23.06%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest
month-end to
the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 7,418,949
Number of fund holdings	5
Total advisory fees paid for the year	$ 13,316
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	106.9%
Affiliated Mutual Fund - Short-Term Investment	1.1%
Options Written	(8.0)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Nasdaq-100 Buffer 12 ETF - October

TICKER SYMBOL	PQOC
CUSIP	69420N528
ETF1025E_OCT

PGIM Laddered Nasdaq-100 Buffer 12 ETF
TICKER SYMBOL:
PBQQ
Listing Exchange:
Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the PGIM Laddered Nasdaq-100 Buffer 12 ETF (the “Fund”) for the period of
December 27, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Laddered Nasdaq-100 Buffer 12 ETF	$0	0.00%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING
PERIOD
?
■
The Fund buys and holds an equal-weighted portfolio of the four PGIM Nasdaq-100 Buffer 12 ETFs (
January
, April, July and October) (the
Underlying ETFs). The Fund itself does not provide any stated buffer against losses. Because each Underlying ETF invests substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (FLEX Options) on the Invesco QQQ Trust
SM
,
Series 1 (QQQ), its performance is primarily driven by the returns of QQQ, although other factors, such as changes in volatility or interest rates, can impact the value of the Underlying Funds’ FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks
over this
reporting period. In late 2024, equities rallied on the US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of interest rate cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The US administration later softened its position on its trad and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.
ETF1024E

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 27, 2024 to October 31, 2025 Initial Investment of $10,000

Total Returns as of 10/31/2025
Since Inception (%)
Net Asset Value (NAV)	13.96% (12/27/2024)
NASDAQ 100 Price Return Index	23.06%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured
from the closest month-end to
the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 15,099,874
Number of fund holdings	5
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Affiliated Exchange-Traded Funds - Equity	99.9%
Affiliated Mutual Fund - Short-Term Investment	0.1%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Laddered Nasdaq-100 Buffer 12 ETF

TICKER SYMBOL	PBQQ
CUSIP	69420N510
ETF1024E

PGIM S&P 500 Max Buffer ETF - January
TICKER SYMBOL:
PMJA
Listing Exchange:
Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the PGIM S&P 500 Max Buffer ETF - January (the “Fund”) for the period of
December 31, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - January	$43	0.50%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing 100% downside protection (before fees and expenses) of SPY losses over the one-year target outcome period. The
Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options (FLEX Options) on the
SPY. SPY is an exchange-traded unit investment trust that seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The current target outcome period began on January 1, 2025 and will end on December 31, 2025. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on the US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The
US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.
ETF1026E_JAN

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 31, 2024 to October 31, 2025 Initial Investment of $10,000

Total Returns as of 10/31/2025
Since Inception (%)
Net Asset Value (NAV)	5.83% (12/31/2024)
S&P 500 Price Return Index	16.30%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 2,381,215
Number of fund holdings	4
Total advisory fees paid for the year	$ 10,011
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	107.9%
Affiliated Mutual Fund - Short-Term Investment	1.6%
Options Written	(9.5)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including
the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting
us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Max Buffer ETF - January

TICKER SYMBOL	PMJA
CUSIP	69420N684
ETF1026E_JAN

PGIM S&P 500 Max Buffer ETF - February
TICKER SYMBOL:
PMFB
Listing Exchange:
Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the PGIM S&P 500 Max Buffer ETF - February (the “Fund”) for the period of
January 31, 2025 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - February	$38	0.50%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing 100% downside protection (before fees and expenses) of SPY losses over the one-year target outcome period. The
Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options (FLEX Options) on the
SPY. SPY is an exchange-traded unit investment trust that seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The current target outcome period began on February 1, 2025 and will end on January 31, 2026. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on the US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The
US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.
ETF1026E_FEB

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: January 31, 2025 to October 31, 2025 Initial Investment of $10,000

Total Returns as of 10/31/2025
Since Inception (%)
Net Asset Value (NAV)	5.04% (1/31/2025)
S&P 500 Price Return Index	13.24%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 3,676,416
Number of fund holdings	4
Total advisory fees paid for the year	$ 12,892
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	107.3%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Options Written	(8.2)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including
the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Max Buffer ETF - February

TICKER SYMBOL	PMFB
CUSIP	69420N676
ETF1026E_FEB

PGIM S&P 500 Max Buffer ETF - March
TICKER SYMBOL:
PMMR
Listing Exchange:
Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the PGIM S&P 500 Max Buffer ETF - March (the “Fund”) for the period of
February 28, 2025 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - March	$34	0.50%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing 100% downside protection (before fees and expenses) of SPY losses over the one-year target outcome period. The
Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options (FLEX Options) on the
SPY. SPY is an exchange-traded unit investment trust that seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The current target outcome period began on March 1, 2025 and will end on February 28, 2026. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on the US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The
US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.
ETF1026E_MAR

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: February 28, 2025 to October 31, 2025 Initial Investment of $10,000

Total Returns as of 10/31/2025
Since Inception (%)
Net Asset Value (NAV)	4.46% (2/28/2025)
S&P 500 Price Return Index	14.87%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 2,611,542
Number of fund holdings	4
Total advisory fees paid for the year	$ 8,080
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	109.5%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Options Written	(10.4)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including
the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Max Buffer ETF - March

TICKER SYMBOL	PMMR
CUSIP	69420N668
ETF1026E_MAR

PGIM S&P 500 Max Buffer ETF - April
TICKER SYMBOL:
PMAP
Listing Exchange:
Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the PGIM S&P 500 Max Buffer ETF - April (the “Fund”) for the period of
April 1, 2025 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - April	$30	0.50%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a predetermined upside cap while providing 100% downside protection (before fees and expenses) of SPY losses over the one-year target outcome period. The
Fund invests substantially all of its assets in customized equity option contracts known as FLexible EXchange® Options (FLEX Options) on the
SPY. SPY is an exchange-traded unit investment trust that seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index.
■
The current target outcome period began on April 1, 2025 and will end on March 31, 2026. Within each target outcome period, performance is primarily driven by the returns of SPY, although other factors, such as changes in volatility or interest rates, can impact the value of the Fund’s
FLEX Options.
■
Robust earnings growth and expectations that the artificial intelligence (AI) boom would fuel future growth helped boost US stocks over this reporting period. In late 2024, equities rallied on the US Federal Reserve (Fed) interest rate cuts and the US presidential election. Heading into early 2025, the Fed slowed the pace of cuts amid ongoing concerns about inflation, and the US administration’s pronouncements regarding its new trade and immigration priorities. This came to a head with a sharp sell-off in April when the “Liberation Day” tariffs were announced. The
US administration later softened its position on its trade and tariff policies, enabling equity markets to recover and gain additional ground through the end of the reporting period.
ETF1026E_APR

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: March 31, 2025 to October 31, 2025 Initial Investment of $10,000

Total Returns as of 10/31/2025
Since Inception (%)
Net Asset Value (NAV)	4.46% (4/1/2025)
S&P 500 Price Return Index	21.89%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 2,611,608
Number of fund holdings	4
Total advisory fees paid for the year	$ 7,298
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	114.5%
Affiliated Mutual Fund - Short-Term Investment	2.2%
Options Written	(16.7)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR
code
below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Max Buffer ETF - April

TICKER SYMBOL	PMAP
CUSIP	69420N650
ETF1026E_APR

PGIM S&P 500 Max Buffer ETF - May
TICKER SYMBOL:
PMMY
Listing Exchange:
Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the PGIM S&P 500 Max Buffer ETF - May (the “Fund”) for the period of
April 30, 2025 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - May	$26	0.50%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
The Fund was launched on April 30, 2025. As a result of the Fund’s limited operating history, a discussion of the Fund’s investment performance is not included in this report.
ETF1026E_MAY

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: April 30, 2025 to October 31, 2025 Initial Investment of $10,000

Total Returns as of 10/31/2025
Since Inception (%)
Net Asset Value (NAV)	3.81% (4/30/2025)
S&P 500 Price Return Index	22.82%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s
inception
date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 2,595,439
Number of fund holdings	4
Total advisory fees paid for the year	$ 6,366
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	118.0%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Options Written	(18.9)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Max Buffer ETF - May

TICKER SYMBOL	PMMY
CUSIP	69420N643
ETF1026E_MAY

PGIM S&P 500 Max Buffer ETF - June
TICKER SYMBOL:
PMJN
Listing Exchange:
Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the PGIM S&P 500 Max Buffer ETF - June (the “Fund”) for the period of
May 30, 2025 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - June	$21	0.50%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
The Fund was launched on May 30, 2025. As a result of the Fund’s limited operating history, a discussion of the Fund’s investment performance is not included in this report.
ETF1026E_JUN

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: May 30, 2025 to October 31, 2025 Initial Investment of $10,000

Total Returns as of 10/31/2025
Since Inception (%)
Net Asset Value (NAV)	3.51% (5/30/2025)
S&P 500 Price Return Index	15.71%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 3,105,299
Number of fund holdings	4
Total advisory fees paid for the year	$ 6,267
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	111.5%
Affiliated Mutual Fund - Short-Term Investment	1.3%
Options Written	(12.8)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Max Buffer ETF - June

TICKER SYMBOL	PMJN
CUSIP	69420N635
ETF1026E_JUN

PGIM S&P 500 Max Buffer ETF - July
TICKER SYMBOL:
PMJL
Listing Exchange:
Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the PGIM S&P 500 Max Buffer ETF - July (the “Fund”) for the period of
June 30, 2025 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - July	$17	0.50%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
The Fund was launched on June 30, 2025. As a result of the Fund’s limited operating history, a discussion of the Fund’s investment performance is not included in this report.
ETF1026E_JUL

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: June 30, 2025 to October 31, 2025 Initial Investment of $10,000

Total Returns as of 10/31/2025
Since Inception (%)
Net Asset Value (NAV)	2.51% (6/30/2025)
S&P 500 Price Return Index	10.24%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS
OF
10/31/2025?

Fund’s net assets	$ 2,306,497
Number of fund holdings	4
Total advisory fees paid for the year	$ 3,815
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	106.7%
Affiliated Mutual Fund - Short-Term Investment	2.7%
Options Written	(9.4)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Max Buffer ETF - July

TICKER SYMBOL	PMJL
CUSIP	69420N627
ETF1026E_JUL

PGIM S&P 500 Max Buffer ETF - August
TICKER SYMBOL:
PMAU
Listing Exchange:
Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the PGIM S&P 500 Max Buffer ETF - August (the “Fund”) for the period of
July 31, 2025 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - August	$13	0.50%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
The Fund was launched on July 31, 2025. As a result of the Fund’s limited operating history, a discussion of the Fund’s investment performance is not included in this report.
ETF1026E_AUG

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: July 31, 2025 to October 31, 2025 Initial Investment of $10,000

Total Returns as of 10/31/2025
Since Inception (%)
Net Asset Value (NAV)	2.19% (7/31/2025)
S&P 500 Price Return Index	7.90%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 3,576,648
Number of fund holdings	4
Total advisory fees paid for the year	$ 4,357
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	105.7%
Affiliated Mutual Fund - Short-Term Investment	2.1%
Options Written	(7.8)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Max Buffer ETF - August

TICKER SYMBOL	PMAU
CUSIP	69420N619
ETF1026E_AUG

PGIM S&P 500 Max Buffer ETF - September
TICKER SYMBOL:
PMSE
Listing Exchange:
Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the PGIM S&P 500 Max Buffer ETF - September (the “Fund”) for the period of August 29, 2025 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - September	$9	0.50%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
The Fund was launched on August 29, 2025. As a result of the Fund’s limited operating history, a discussion of the Fund’s investment performance is not included in this report.
ETF1026E_SEP

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 29, 2025 to October 31, 2025 Initial Investment of $10,000

Total Returns as of 10/31/2025
Since Inception (%)
Net Asset Value (NAV)	1.35% (8/29/2025)
S&P 500 Price Return Index	5.88%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 4,054,113
Number of fund holdings	4
Total advisory fees paid for the year	$ 3,061
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	105.8%
Affiliated Mutual Fund - Short-Term Investment	1.7%
Options Written	(7.5)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Max Buffer ETF - September

TICKER SYMBOL	PMSE
CUSIP	69420N593
ETF1026E_SEP

PGIM S&P 500 Max Buffer ETF - October
TICKER SYMBOL:
PMOC
Listing Exchange:
Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the PGIM S&P 500 Max Buffer ETF - October (the “Fund”) for the period of
September 30, 2025 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - October	$4	0.50%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
The Fund was launched on September 30, 2025. As a result of the Fund’s limited operating history, a discussion of the Fund’s investment performance is not included in this report.
ETF1026E_OCT

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/etfs/prospectuses-fact-sheets
or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in the Fund and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 30, 2025 to October 31, 2025 Initial Investment of $10,000

Total Returns as of 10/31/2025
Since Inception (%)
Net Asset Value (NAV)	0.44% (9/30/2025)
S&P 500 Price Return Index	2.27%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 3,515,411
Number of fund holdings	4
Total advisory fees paid for the year	$ 1,173
Portfolio turnover rate for the year	0%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	103.1%
Affiliated Mutual Fund - Short-Term Investment	2.8%
Options Written	(5.9)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Max Buffer ETF - October

TICKER SYMBOL	PMOC
CUSIP	69420N585
ETF1026E_OCT

PGIM S&P 500 Max Buffer ETF - November
TICKER SYMBOL:
PMNV
Listing Exchange:
Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the PGIM S&P 500 Max Buffer ETF - November (the “Fund”) for the period of
October 31, 2025 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request
this
information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - November	$0*	0.50%
*The amount rounds to zero. This report covers a period less than f ull fisc
al year. Expenses for a full fiscal year would be higher than the figures shown.
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
The Fund was launched on October 31, 2025. As a result of the Fund’s limited operating history, a discussion of the Fund’s investment performance is not included in this report.
ETF1026E_NOV

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund was launched on October 31, 2025. As a result of the Fund’s limited operating history, the Fund’s investment performance is not included in this report.
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 2,000,046
Number of fund holdings	4
Total advisory fees paid for the year	$ 27
Portfolio turnover rate for the year	0%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Investment Allocation	% of Net Assets
Options Purchased	101.9%
Affiliated Mutual Fund - Short-Term Investment	100.0%
Options Written	(4.8)%
197.1%
Liabilities in excess of other assets	(97.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/etfs/prospectuses-fact-sheets
or by scanning the QR code below, including the
Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM S&P 500 Max Buffer ETF - November

TICKER SYMBOL	PMNV
CUSIP	69420N577
ETF1026E_NOV

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – See Exhibit (a) (1) of Item 19

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Morris L. McNair, III, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this item.

Item 4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended October 31, 2025 and October 31, 2024, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $417,500 and $260,000, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended October 31, 2025 and October 31, 2024: none.

(c)	Tax Fees

For the fiscal years ended October 31, 2025 and October 31, 2024, PwC, the Registrant’s principal accountant, billed the Registrant $252,600 and $156,000, respectively, for tax services.

(d)	All Other Fees

For the fiscal years ended October 31, 2025 and October 31, 2024: none.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related project

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2)	Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended October 31, 2025	Fiscal Year Ended October 31, 2024
4(b)	Not applicable.	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended October 31, 2025 and October 31, 2024 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i) Not applicable.

(j) Not applicable.

Item 5 – Audit Committee of Listed Registrants –The registrant has a separately designated standing audit committee (the “Audit Committee”) established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The members of the Audit Committee are Mr. Morris L. McNair, III (chair), Mary Lee Schneider and Thomas M. Turpin.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PGIM ROCK ETF TRUST

PGIM S&P 500 Buffer 12 ETF - January	PGIM S&P 500 Buffer 20 ETF - November
PGIM S&P 500 Buffer 20 ETF - January	PGIM S&P 500 Buffer 12 ETF - December
PGIM S&P 500 Buffer 12 ETF - February	PGIM S&P 500 Buffer 20 ETF - December
PGIM S&P 500 Buffer 20 ETF - February	PGIM Laddered S&P 500 Buffer 12 ETF
PGIM S&P 500 Buffer 12 ETF - March	PGIM Laddered S&P 500 Buffer 20 ETF
PGIM S&P 500 Buffer 20 ETF - March	PGIM Nasdaq-100 Buffer 12 ETF - January
PGIM S&P 500 Buffer 12 ETF - April	PGIM Nasdaq-100 Buffer 12 ETF - April
PGIM S&P 500 Buffer 20 ETF - April	PGIM Nasdaq-100 Buffer 12 ETF - July
PGIM S&P 500 Buffer 12 ETF - May	PGIM Nasdaq-100 Buffer 12 ETF - October
PGIM S&P 500 Buffer 20 ETF - May	PGIM Laddered Nasdaq-100 Buffer 12 ETF
PGIM S&P 500 Buffer 12 ETF - June	PGIM S&P 500 Max Buffer ETF - January
PGIM S&P 500 Buffer 20 ETF - June	PGIM S&P 500 Max Buffer ETF - February
PGIM S&P 500 Buffer 12 ETF - July	PGIM S&P 500 Max Buffer ETF - March
PGIM S&P 500 Buffer 20 ETF - July	PGIM S&P 500 Max Buffer ETF - April
PGIM S&P 500 Buffer 12 ETF - August	PGIM S&P 500 Max Buffer ETF - May
PGIM S&P 500 Buffer 20 ETF - August	PGIM S&P 500 Max Buffer ETF - June
PGIM S&P 500 Buffer 12 ETF - September	PGIM S&P 500 Max Buffer ETF - July
PGIM S&P 500 Buffer 20 ETF - September	PGIM S&P 500 Max Buffer ETF - August
PGIM S&P 500 Buffer 12 ETF - October	PGIM S&P 500 Max Buffer ETF - September
PGIM S&P 500 Buffer 20 ETF - October	PGIM S&P 500 Max Buffer ETF - October
PGIM S&P 500 Buffer 12 ETF - November	PGIM S&P 500 Max Buffer ETF - November

Effective February 21, 2025, the PGIM US Large-Cap Buffer 12 ETFs (January through December) and the PGIM US Large-Cap Buffer 20 ETFs (January through December) were each renamed the PGIM S&P 500 Buffer 12 ETFs (January through December) and the PGIM S&P 500 Buffer 20 ETFs (January through December), respectively; and the PGIM Laddered Fund of Buffer 12 ETF and PGIM Laddered Fund of Buffer 20 ETF were each renamed the PGIM Laddered S&P 500 Buffer 12 ETF and PGIM Laddered S&P 500 Buffer 20 ETF, respectively.

FINANCIAL STATEMENTS AND OTHER INFORMATION

OCTOBER 31, 2025

Table of Contents	Financial Statements and Other Information	October 31, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

USD—US Dollar

ETF—Exchange-Traded Fund

S&P—Standard & Poor’s

SPDR—Standard & Poor’s Depositary Receipts

PGIM S&P 500 Buffer 12 ETF - January

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 104.7%

AFFILIATED MUTUAL FUND 0.7%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%)
(cost $76,310)(wb)	76,310	$76,310

OPTIONS PURCHASED*~ 104.0% (cost $11,181,518)		12,315,298

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.7% (cost $11,257,828)		12,391,608

OPTIONS WRITTEN*~ (4.6)% (premiums received $359,733)		(543,696)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.1% (cost $10,898,095)		11,847,912
Liabilities in excess of other assets (0.1)%		(7,712)

NET ASSETS 100.0%		$11,840,200

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	12/31/25	$ 5.86	182	18	$12,274,575
SPDR S&P 500 ETF Trust	Put	12/31/25	$586.08	182	18	40,723

Total Options Purchased (cost $11,181,518)						$12,315,298

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	12/31/25	$667.19	182	18	$(528,661)
SPDR S&P 500 ETF Trust	Put	12/31/25	$515.75	182	18	(15,035)

Total Options Written (premiums received $359,733)						$(543,696)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - January

Schedule of Investments (continued)

as of October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$76,310	$—	$—
Options Purchased	—	12,315,298	—

Total	$76,310	$12,315,298	$—

Liabilities
Options Written	$—	$(543,696)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Options Purchased	104.0%
Affiliated Mutual Fund	0.7

104.7
Options Written	(4.6)
Liabilities in excess of other assets	(0.1)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$12,315,298	Options written outstanding, at value	$543,696

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$502,490	$14,422

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$600,544	$(70,697)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 3

PGIM S&P 500 Buffer 12 ETF - January

Schedule of Investments (continued)

as of October 31, 2025

For the year ended October 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$7,937,333
Options Written (2)	26,760

*	Average volume is based on average quarter end balances for the year ended October 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - January

Statement of Assets & Liabilities

as of October 31, 2025

Assets

Investments at value:
Unaffiliated investments (cost $11,181,518)	$12,315,298
Affiliated investments (cost $76,310)	76,310
Receivable for Fund shares sold	319,995
Receivable for investments sold	14,790
Dividends receivable	296

Total Assets	12,726,689

Liabilities

Options written outstanding, at value (premiums received $359,733)	543,696
Payable for investments purchased	338,080
Management fee payable	4,713

Total Liabilities	886,489

Net Assets	$11,840,200

Net assets were comprised of:
Common stock, at par	$370
Paid-in capital in excess of par	11,449,386
Total distributable earnings (loss)	390,444

Net assets, October 31, 2025	$11,840,200

Net asset value, offering price and redemption price per share, ($11,840,200 ÷ 370,000 shares of common stock issued and outstanding)	$32.00

See Notes to Financial Statements.

PGIM Rock ETF Trust 5

PGIM S&P 500 Buffer 12 ETF - January

Statement of Operations

Year Ended October 31, 2025

Net Investment Income (Loss)

Affiliated dividend income	$3,148

Expenses
Management fee	39,744
Less: Fee waiver and/or expense reimbursement	(5,848)

Net expenses	33,896

Net investment income (loss)	(30,748)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(318,871)
In-kind redemptions	1,048,065
Options written transactions	(212,282)

516,912

Net change in unrealized appreciation (depreciation) on:
Investments	600,544
Options written	(70,697)

529,847

Net gain (loss) on investment transactions	1,046,759

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,016,011

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - January

Statements of Changes in Net Assets

	Year Ended October 31, 2025	December 29, 2023* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(30,748)	$(6,432)
Net realized gain (loss) on investment and in-kind redemptions transactions	516,912	—
Net change in unrealized appreciation (depreciation) on investments	529,847	419,970

Net increase (decrease) in net assets resulting from operations	1,016,011	413,538

Fund share transactions
Net proceeds from shares sold (370,000 and 166,000 shares, respectively)	10,909,339	4,281,062
Shares redeemed in-kind (170,000 and 0 shares, respectively)	(4,879,750)	—

Net increase (decrease) in net assets from Fund share transactions	6,029,589	4,281,062

Total increase (decrease)	7,045,600	4,694,600

Net Assets:
Beginning of period (170,000 and 4,000 shares, respectively)	4,794,600	100,000

End of period	$11,840,200	$4,794,600

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 7

PGIM S&P 500 Buffer 12 ETF - January

Financial Highlights

	Year Ended October 31, 2025	December 29, 2023(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$28.20	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.11)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	3.91	3.25
Total from investment operations	3.80	3.20
Net asset value, end of period	$32.00	$28.20
Total Return(c):	13.46%	12.81%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,840	$4,795
Average net assets (000)	$7,948	$3,607
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.43%	0.26	%(e)
Expenses before waivers and/or expense reimbursement	0.50%	0.50	%(e)
Net investment income (loss)	(0.39)%	(0.21	)%(e)
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - January

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 106.8%

AFFILIATED MUTUAL FUND 0.5%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%) (cost $154,568)(wb)	154,568	$154,568

OPTIONS PURCHASED*~ 106.3% (cost $26,744,405)		29,367,248

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 106.8% (cost $26,898,973)		29,521,816

OPTIONS WRITTEN*~ (6.8)% (premiums received $709,642)		(1,876,876)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $26,189,331)		27,644,940
Liabilities in excess of other assets (0.0)%		(11,086)

NET ASSETS 100.0%		$27,633,854

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	12/31/25	$ 5.86	434	43	$29,270,140
SPDR S&P 500 ETF Trust	Put	12/31/25	$586.08	434	43	97,108

Total Options Purchased (cost $ 26,744,405)						$29,367,248

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	12/31/25	$649.90	434	43	$(1,855,680)
SPDR S&P 500 ETF Trust	Put	12/31/25	$468.86	434	43	(21,196)

Total Options Written (premiums received $ 709,642)						$(1,876,876)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Rock ETF Trust 9

PGIM S&P 500 Buffer 20 ETF - January

Schedule of Investments (continued)

as of October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$154,568	$—	$—
Options Purchased	—	29,367,248	—

Total	$154,568	$29,367,248	$—

Liabilities
Options Written	$—	$(1,876,876)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Options Purchased	106.3%
Affiliated Mutual Fund	0.5

106.8
Options Written	(6.8)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$29,367,248	Options written outstanding, at value	$1,876,876

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$1,581,233	$385,212

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$2,181,032	$(999,127)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - January

Schedule of Investments (continued)

as of October 31, 2025

For the year ended October 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$30,910,653
Options Written (2)	102,400

*	Average volume is based on average quarter end balances for the year ended October 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 11

PGIM S&P 500 Buffer 20 ETF - January

Statement of Assets & Liabilities

as of October 31, 2025

Assets

Investments at value:
Unaffiliated investments (cost $26,744,405)	$29,367,248
Affiliated investments (cost $154,568)	154,568
Dividends receivable	583

Total Assets	29,522,399

Liabilities

Options written outstanding, at value (premiums received $709,642)	1,876,876
Management fee payable	11,669

Total Liabilities	1,888,545

Net Assets	$27,633,854

Net assets were comprised of:
Common stock, at par	$ 910
Paid-in capital in excess of par	26,787,135
Total distributable earnings (loss)	845,809

Net assets, October 31, 2025	$27,633,854

Net asset value, offering price and redemption price per share, ($27,633,854 ÷ 910,001 shares of common stock issued and outstanding)	$ 30.37

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - January

Statement of Operations

Year Ended October 31, 2025

Net Investment Income (Loss)

Affiliated dividend income	$17,959

Expenses
Management fee	172,988
Less: Fee waiver and/or expense reimbursement	(4,730)

Net expenses	168,258

Net investment income (loss)	(150,299)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(511,536)
In-kind redemptions	2,427,226
Options written transactions	50,755

1,966,445

Net change in unrealized appreciation (depreciation) on:
Investments	2,181,032
Options written	(999,127)

1,181,905

Net gain (loss) on investment transactions	3,148,350

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,998,051

See Notes to Financial Statements.

PGIM Rock ETF Trust 13

PGIM S&P 500 Buffer 20 ETF - January

Statements of Changes in Net Assets

	Year Ended October 31, 2025	December 29, 2023* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(150,299)	$(3,889)
Net realized gain (loss) on investment and in-kind redemptions transactions	1,966,445	—
Net change in unrealized appreciation (depreciation) on investments	1,181,905	273,704

Net increase (decrease) in net assets resulting from operations	2,998,051	269,815

Fund share transactions
Net proceeds from shares sold (2,030,000 and 130,001 shares, respectively)	56,899,264	3,304,174
Shares redeemed in-kind (1,250,000 and 0 shares, respectively)	(35,837,450)	—

Net increase (decrease) in net assets from Fund share transactions	21,061,814	3,304,174

Total increase (decrease)	24,059,865	3,573,989

Net Assets:

Beginning of period	3,573,989	—

End of period	$27,633,854	$3,573,989

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - January

Financial Highlights

	Year Ended October 31, 2025	December 29, 2023(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$27.49	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.12)	(0.03)
Net realized and unrealized gain (loss) on investment transactions	3.00	2.52
Total from investment operations	2.88	2.49
Net asset value, end of period	$30.37	$27.49
Total Return(c):	10.45%	9.97%

Ratios/Supplemental Data:
Net assets, end of period (000)	$27,634	$3,574
Average net assets (000)	$34,598	$2,953
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.49%	0.24	%(e)
Expenses before waivers and/or expense reimbursement	0.50%	0.50	%(e)
Net investment income (loss)	(0.43)%	(0.16	)%(e)
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 15

PGIM S&P 500 Buffer 12 ETF - February

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 104.1%

AFFILIATED MUTUAL FUND 0.8%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%) (cost $77,526)(wb)	77,526	$77,526

OPTIONS PURCHASED*~ 103.3% (cost $9,782,970)		10,675,987

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.1% (cost $9,860,496)		10,753,513

OPTIONS WRITTEN*~ (4.1)% (premiums received $300,998)		(418,204)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $9,559,498)		10,335,309
Liabilities in excess of other assets (0.0)%		(3,909)

NET ASSETS 100.0%		$10,331,400

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	01/30/26	$ 6.02	157	16	$10,595,372
SPDR S&P 500 ETF Trust	Put	01/30/26	$601.82	157	16	80,615

Total Options Purchased (cost $9,782,970)						$10,675,987

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	01/30/26	$682.82	157	16	$(387,565)
SPDR S&P 500 ETF Trust	Put	01/30/26	$529.60	157	16	(30,639)

Total Options Written (premiums received $300,998)						$(418,204)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - February

Schedule of Investments (continued)

as of October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$77,526	$—	$—
Options Purchased	—	10,675,987	—

Total	$77,526	$10,675,987	$—

Liabilities
Options Written	$—	$(418,204)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Options Purchased	103.3%
Affiliated Mutual Fund	0.8

104.1
Options Written	(4.1)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$10,675,987	Options written outstanding, at value	$418,204

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$892,094	$(270,760)

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$394,916	$(2,368)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 17

PGIM S&P 500 Buffer 12 ETF - February

Schedule of Investments (continued)

as of October 31, 2025

For the year ended October 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$7,532,378
Options Written (2)	25,040

*	Average volume is based on average quarter end balances for the year ended October 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - February

Statement of Assets & Liabilities

as of October 31, 2025

Assets
Investments at value:
Unaffiliated investments (cost $9,782,970)	$10,675,987
Affiliated investments (cost $77,526)	77,526
Dividends receivable	250

Total Assets	10,753,763

Liabilities
Options written outstanding, at value (premiums received $300,998)	418,204
Management fee payable	4,159

Total Liabilities	422,363

Net Assets	$10,331,400

Net assets were comprised of:
Common stock, at par	$330
Paid-in capital in excess of par	9,959,220
Total distributable earnings (loss)	371,850

Net assets, October 31, 2025	$10,331,400

Net asset value, offering price and redemption price per share, ($10,331,400 ÷ 330,401 shares of common stock issued and outstanding)	$31.27

See Notes to Financial Statements.

PGIM Rock ETF Trust 19

PGIM S&P 500 Buffer 12 ETF - February

Statement of Operations

Year Ended October 31, 2025

Net Investment Income (Loss)
Affiliated dividend income	$3,359

Expenses
Management fee	37,780
Less: Fee waiver and/or expense reimbursement	(5,689)

Net expenses	32,091

Net investment income (loss)	(28,732)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(74,551)
In-kind redemptions	999,314
Options written transactions	(303,429)

621,334

Net change in unrealized appreciation (depreciation) on:
Investments	394,916
Options written	(2,368)

392,548

Net gain (loss) on investment transactions	1,013,882

Net Increase (Decrease) In Net Assets Resulting From Operations	$985,150

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - February

Statements of Changes in Net Assets

	Year Ended October 31, 2025	January 31, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(28,732)	$(7,799)
Net realized gain (loss) on investment and in-kind redemptions transactions	621,334	—
Net change in unrealized appreciation (depreciation) on investments	392,548	383,263

Net increase (decrease) in net assets resulting from operations	985,150	375,464

Fund share transactions
Net proceeds from shares sold (310,000 and 190,401 shares, respectively)	8,905,720	4,909,127
Shares redeemed in-kind (170,000 and 0 shares, respectively)	(4,844,061)	—

Net increase (decrease) in net assets from Fund share transactions	4,061,659	4,909,127

Total increase (decrease)	5,046,809	5,284,591

Net Assets:

Beginning of period	5,284,591	—

End of period	$10,331,400	$5,284,591

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 21

PGIM S&P 500 Buffer 12 ETF - February

Financial Highlights

	Year Ended October 31, 2025	January 31, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$27.76	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.11)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	3.62	2.81
Total from investment operations	3.51	2.76
Net asset value, end of period	$31.27	$27.76
Total Return(c):	12.66%	11.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,331	$5,285
Average net assets (000)	$7,556	$4,042
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.42%	0.31	%(e)
Expenses before waivers and/or expense reimbursement	0.50%	0.50	%(e)
Net investment income (loss)	(0.38)%	(0.26	)%(e)
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - February

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 105.9%

AFFILIATED MUTUAL FUND 0.6%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%) (cost $104,453)(wb)	104,453	$104,453

OPTIONS PURCHASED*~ 105.3% (cost $15,768,188)		17,339,980

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 105.9% (cost $15,872,641)		17,444,433

OPTIONS WRITTEN*~ (5.9)% (premiums received $519,899)		(964,566)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $15,352,742)		16,479,867
Liabilities in excess of other assets (0.0)%		(6,569)

NET ASSETS 100.0%		$16,473,298

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	01/30/26	$ 6.02	255	26	$17,209,045
SPDR S&P 500 ETF Trust	Put	01/30/26	$601.82	255	26	130,935

Total Options Purchased (cost $ 15,768,188)						$17,339,980

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	01/30/26	$665.61	255	26	$(933,889)
SPDR S&P 500 ETF Trust	Put	01/30/26	$481.46	255	26	(30,677)

Total Options Written (premiums received $ 519,899)						$(964,566)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Rock ETF Trust 23

PGIM S&P 500 Buffer 20 ETF - February

Schedule of Investments (continued)

as of October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$104,453	$—	$—
Options Purchased	—	17,339,980	—

Total	$104,453	$17,339,980	$—

Liabilities
Options Written	$—	$(964,566)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Options Purchased	105.3%
Affiliated Mutual Fund	0.6

105.9
Options Written	(5.9)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$17,339,980	Options written outstanding, at value	$964,566

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$852,900	$(402,697)

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$1,056,491	$(246,267)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - February

Schedule of Investments (continued)

as of October 31, 2025

For the year ended October 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$11,052,891
Options Written (2)	36,480

*	Average volume is based on average quarter end balances for the year ended October 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 25

PGIM S&P 500 Buffer 20 ETF - February

Statement of Assets & Liabilities

as of October 31, 2025

Assets

Investments at value:
Unaffiliated investments (cost $15,768,188)	$17,339,980
Affiliated investments (cost $104,453)	104,453
Dividends receivable	298

Total Assets	17,444,731

Liabilities

Options written outstanding, at value (premiums received $519,899)	964,566
Management fee payable	6,867

Total Liabilities	971,433

Net Assets	$16,473,298

Net assets were comprised of:
Common stock, at par	$550
Paid-in capital in excess of par	15,853,292
Total distributable earnings (loss)	619,456

Net assets, October 31, 2025	$16,473,298

Net asset value, offering price and redemption price per share, ($16,473,298 ÷ 550,401 shares of common stock issued and outstanding)	$29.93

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - February

Statement of Operations

Year Ended October 31, 2025

Net Investment Income (Loss)

Affiliated dividend income	$4,647

Expenses
Management fee	59,882
Less: Fee waiver and/or expense reimbursement	(5,696)

Net expenses	54,186

Net investment income (loss)	(49,539)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(59,065)
In-kind redemptions	910,953
Options written transactions	(401,685)

450,203

Net change in unrealized appreciation (depreciation) on:
Investments	1,056,491
Options written	(246,267)

810,224

Net gain (loss) on investment transactions	1,260,427

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,210,888

See Notes to Financial Statements.

PGIM Rock ETF Trust 27

PGIM S&P 500 Buffer 20 ETF - February

Statements of Changes in Net Assets

	Year Ended October 31, 2025	January 31, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(49,539)	$(6,559)
Net realized gain (loss) on investment and in-kind redemptions transactions	450,203	—
Net change in unrealized appreciation (depreciation) on investments	810,224	316,901

Net increase (decrease) in net assets resulting from operations	1,210,888	310,342

Fund share transactions
Net proceeds from shares sold (520,000 and 170,401 shares, respectively)	14,525,133	4,325,770
Shares redeemed in-kind (140,000 and 0 shares, respectively)	(3,898,835)	—

Net increase (decrease) in net assets from Fund share transactions	10,626,298	4,325,770

Total increase (decrease)	11,837,186	4,636,112

Net Assets:
Beginning of period	4,636,112	—

End of period	$16,473,298	$4,636,112

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - February

Financial Highlights

	Year Ended October 31,2025	January 31, 2024(a) through October 31,2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$27.21	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.12)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	2.84	2.25
Total from investment operations	2.72	2.21
Net asset value, end of period	$29.93	$27.21
Total Return(c):	10.00%	8.83%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16,473	$4,636
Average net assets (000)	$11,976	$3,919
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.45%	0.29	%(e)
Expenses before waivers and/or expense reimbursement	0.50%	0.50	%(e)
Net investment income (loss)	(0.41)%	(0.22	)%(e)
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 29

PGIM S&P 500 Buffer 12 ETF - March

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 105.7%

AFFILIATED MUTUAL FUND 0.8%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%) (cost $103,919)(wb)	103,919	$103,919

OPTIONS PURCHASED*~ 104.9% (cost $11,429,421)		12,537,578

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 105.7% (cost $11,533,340)		12,641,497

OPTIONS WRITTEN*~ (5.7)% (premiums received $349,033)		(681,525)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $11,184,307)		11,959,972
Liabilities in excess of other assets (0.0)%		(4,805)

NET ASSETS 100.0%		$11,955,167

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	02/27/26	$5.94	184	18	$12,420,869
SPDR S&P 500 ETF Trust	Put	02/27/26	$594.18	184	18	116,709

Total Options Purchased (cost $11,429,421)						$12,537,578

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	02/27/26	$675.70	184	18	$(632,353)
SPDR S&P 500 ETF Trust	Put	02/27/26	$522.88	184	18	(49,172)

Total Options Written (premiums received $349,033)						$(681,525)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - March

Schedule of Investments (continued)

as of October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$103,919	$—	$—
Options Purchased	—	12,537,578	—

Total	$103,919	$12,537,578	$—

Liabilities
Options Written	$—	$(681,525)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Options Purchased	104.9%
Affiliated Mutual Fund	0.8

105.7
Options Written	(5.7)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$12,537,578	Options written outstanding, at value	$681,525

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts.	$635,941	$158,876

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts.	$739,080	$(327,858)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 31

PGIM S&P 500 Buffer 12 ETF - March

Schedule of Investments (continued)

as of October 31, 2025

For the year ended October 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$7,863,890
Options Written (2)	26,640

*	Average volume is based on average quarter end balances for the year ended October 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - March

Statement of Assets & Liabilities

as of October 31, 2025

Assets

Investments at value:
Unaffiliated investments (cost $11,429,421)	$12,537,578
Affiliated investments (cost $103,919)	103,919
Dividends receivable	360

Total Assets	12,641,857

Liabilities

Options written outstanding, at value (premiums received $349,033)	681,525
Management fee payable	5,165

Total Liabilities	686,690

Net Assets	$11,955,167

Net assets were comprised of:
Common stock, at par	$380
Paid-in capital in excess of par	11,512,652
Total distributable earnings (loss)	442,135

Net assets, October 31, 2025	$11,955,167

Net asset value, offering price and redemption price per share, ($11,955,167 ÷ 380,001 shares of common stock issued and outstanding)	$31.46

See Notes to Financial Statements.

PGIM Rock ETF Trust 33

PGIM S&P 500 Buffer 12 ETF - March

Statement of Operations

Year Ended October 31, 2025

Net Investment Income (Loss)
Affiliated dividend income	$3,333

Expenses
Management fee	40,760
Less: Fee waiver and/or expense reimbursement	(6,276)

Net expenses	34,484

Net investment income (loss)	(31,151)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(374,180)
In-kind redemptions	1,099,898
Options written transactions	69,099

794,817

Net change in unrealized appreciation (depreciation) on:
Investments	739,080
Options written	(327,858)

411,222

Net gain (loss) on investment transactions	1,206,039

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,174,888

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - March

Statements of Changes in Net Assets

	Year Ended October 31, 2025	February 29, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$(31,151)	$(7,273)

Net realized gain (loss) on investment and in-kind redemptions transactions	794,817	—

Net change in unrealized appreciation (depreciation) on investments	411,222	364,443

Net increase (decrease) in net assets resulting from operations	1,174,888	357,170

Fund share transactions

Net proceeds from shares sold (510,000 and 180,001 shares, respectively)	14,810,775	4,568,892

Shares redeemed in-kind (310,000 and 0 shares, respectively)	(8,956,558)	—

Net increase (decrease) in net assets from Fund share transactions	5,854,217	4,568,892

Total increase (decrease)	7,029,105	4,926,062

Net Assets:

Beginning of period	4,926,062	—

End of period	$11,955,167	$4,926,062

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 35

PGIM S&P 500 Buffer 12 ETF - March

Financial Highlights

	Year Ended October 31, 2025	February 29, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$27.37	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.11)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	4.20	2.42
Total from investment operations	4.09	2.37
Net asset value, end of period	$31.46	$27.37
Total Return(c):	14.96%	9.47%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,955	$4,926
Average net assets (000)	$8,152	$4,137
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.42%	0.33	%(e)
Expenses before waivers and/or expense reimbursement	0.50%	0.50	%(e)
Net investment income (loss)	(0.38)%	(0.26	)%(e)
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - March

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 107.7%

AFFILIATED MUTUAL FUND 0.9%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%)
(cost $138,987)(wb)	138,987	$138,987

OPTIONS PURCHASED*~ 106.8%
(cost $14,617,028)		16,353,362

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 107.7%
(cost $14,756,015)		16,492,349

OPTIONS WRITTEN*~ (7.7)%
(premiums received $480,802)		(1,176,600)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0%
(cost $14,275,213)		15,315,749
Liabilities in excess of other assets (0.0)%		(5,958)

NET ASSETS 100.0%		$15,309,791

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	02/27/26	$5.94	240	24	$16,201,133
SPDR S&P 500 ETF Trust	Put	02/27/26	$594.18	240	24	152,229

Total Options Purchased (cost $ 14,617,028)						$16,353,362

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	02/27/26	$657.94	240	24	$(1,136,148)
SPDR S&P 500 ETF Trust	Put	02/27/26	$475.34	240	24	(40,452)

Total Options Written (premiums received $ 480,802)						$(1,176,600)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Rock ETF Trust 37

PGIM S&P 500 Buffer 20 ETF - March

Schedule of Investments (continued)

as of October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$138,987	$—	$—
Options Purchased	—	16,353,362	—

Total	$138,987	$16,353,362	$—

Liabilities
Options Written	$—	$(1,176,600)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Options Purchased	106.8%
Affiliated Mutual Fund	0.9

107.7
Options Written	(7.7)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$16,353,362	Options written outstanding, at value	$1,176,600

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts.	$649,311	$26,597

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts.	$1,271,254	$(614,954)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - March

Schedule of Investments (continued)

as of October 31, 2025

For the year ended October 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$10,861,376
Options Written (2)	36,920

*	Average volume is based on average quarter end balances for the year ended October 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 39

PGIM S&P 500 Buffer 20 ETF - March

Statement of Assets & Liabilities

as of October 31, 2025

Assets

Investments at value:
Unaffiliated investments (cost $14,617,028)	$16,353,362
Affiliated investments (cost $138,987)	138,987
Dividends receivable	514

Total Assets	16,492,863

Liabilities

Options written outstanding, at value (premiums received $480,802)	1,176,600
Management fee payable	6,472

Total Liabilities	1,183,072

Net Assets	$15,309,791

Net assets were comprised of:
Common stock, at par	$510
Paid-in capital in excess of par	14,826,537
Total distributable earnings (loss)	482,744

Net assets, October 31, 2025	$15,309,791

Net asset value, offering price and redemption price per share, ($15,309,791 ÷ 510,001 shares of common stock issued and outstanding)	$30.02

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - March

Statement of Operations

Year Ended October 31, 2025

Net Investment Income (Loss)
Affiliated dividend income	$4,810

Expenses
Management fee	57,211
Less: Fee waiver and/or expense reimbursement	(6,896)

Net expenses	50,315

Net investment income (loss)	(45,505)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(454,860)
In-kind redemptions	1,191,811
Options written transactions	(61,043)

675,908

Net change in unrealized appreciation (depreciation) on:
Investments	1,271,254
Options written	(614,954)

656,300

Net gain (loss) on investment transactions	1,332,208

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,286,703

See Notes to Financial Statements.

PGIM Rock ETF Trust 41

PGIM S&P 500 Buffer 20 ETF - March

Statements of Changes in Net Assets

	Year Ended October 31, 2025	February 29, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(45,505)	$(9,843)
Net realized gain (loss) on investment and in-kind redemptions transactions	675,908	—
Net change in unrealized appreciation (depreciation) on investments	656,300	384,236

Net increase (decrease) in net assets resulting from operations	1,286,703	374,393

Fund share transactions
Net proceeds from shares sold (580,000 and 220,001 shares, respectively)	16,206,242	5,554,873
Shares redeemed in-kind (290,000 and 0 shares, respectively)	(8,112,420)	—

Net increase (decrease) in net assets from Fund share transactions	8,093,822	5,554,873

Total increase (decrease)	9,380,525	5,929,266

Net Assets:

Beginning of period	5,929,266	—

End of period	$15,309,791	$5,929,266

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - March

Financial Highlights

	Year Ended October 31, 2025	February 29, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.95	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.11)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	3.18	2.00
Total from investment operations	3.07	1.95
Net asset value, end of period	$30.02	$26.95
Total Return(c):	11.38%	7.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15,310	$5,929
Average net assets (000)	$11,442	$5,042
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.44%	0.35	%(e)
Expenses before waivers and/or expense reimbursement	0.50%	0.50	%(e)
Net investment income (loss)	(0.40)%	(0.29	)%(e)
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 43

PGIM S&P 500 Buffer 12 ETF - April

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 110.9%

AFFILIATED MUTUAL FUND 0.5%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%) (cost $62,385)(wb)	62,385	$62,385

OPTIONS PURCHASED*~ 110.4% (cost $12,318,662)		14,204,394

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 110.9% (cost $12,381,047)		14,266,779

OPTIONS WRITTEN*~ (11.2)% (premiums received $567,640)		(1,446,589)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 99.7% (cost $11,813,407)		12,820,190
Other assets in excess of liabilities 0.3%		43,387

NET ASSETS 100.0%		$12,863,577

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	03/31/26	$5.59	209	21	$14,086,192
SPDR S&P 500 ETF Trust	Put	03/31/26	$559.39	209	21	118,202

Total Options Purchased (cost $ 12,318,662)						$14,204,394

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	03/31/26	$638.66	209	21	$(1,388,462)
SPDR S&P 500 ETF Trust	Put	03/31/26	$492.26	209	21	(58,127)

Total Options Written (premiums received $ 567,640)						$(1,446,589)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - April

Schedule of Investments (continued)

as of October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$62,385	$—	$—
Options Purchased	—	14,204,394	—

Total	$62,385	$14,204,394	$—

Liabilities
Options Written	$—	$(1,446,589)	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2025 were as follows:

Options Purchased	110.4%
Affiliated Mutual Fund	0.5

110.9
Options Written	(11.2)
Other assets in excess of liabilities	0.3

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$14,204,394	Options written outstanding, at value	$1,446,589

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$62,704	$175,775

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$1,544,859	$(913,873)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 45

PGIM S&P 500 Buffer 12 ETF - April

Schedule of Investments (continued)

as of October 31, 2025

For the year ended October 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$8,493,079
Options Written (2)	29,880

*	Average volume is based on average quarter end balances for the year ended October 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - April

Statement of Assets & Liabilities

as of October 31, 2025

Assets

Investments at value:
Unaffiliated investments (cost $12,318,662)	$14,204,394
Affiliated investments (cost $62,385)	62,385
Receivable for Fund shares sold	292,344
Receivable for investments sold	27,512
Dividends receivable	292

Total Assets	14,586,927

Liabilities

Options written outstanding, at value (premiums received $567,640)	1,446,589

Payable for investments purchased	271,588

Management fee payable	5,173

Total Liabilities	1,723,350

Net Assets	$12,863,577

Net assets were comprised of:
Common stock, at par	$440
Paid-in capital in excess of par	12,311,663
Total distributable earnings (loss)	551,474

Net assets, October 31, 2025	$12,863,577

Net asset value, offering price and redemption price per share, ($12,863,577 ÷ 440,001 shares of common stock issued and outstanding)	$29.24

See Notes to Financial Statements.

PGIM Rock ETF Trust 47

PGIM S&P 500 Buffer 12 ETF - April

Statement of Operations

Year Ended October 31, 2025

Net Investment Income (Loss)
Affiliated dividend income	$3,604

Expenses
Management fee	42,499
Less: Fee waiver and/or expense reimbursement	(6,682)

Net expenses	35,817

Net investment income (loss)	(32,213)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(426,676)
In-kind redemptions	665,053
Options written transactions	102

238,479

Net change in unrealized appreciation (depreciation) on:
Investments	1,544,859
Options written	(913,873)

630,986

Net gain (loss) on investment transactions	869,465

Net Increase (Decrease) In Net Assets Resulting From Operations	$837,252

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - April

Statements of Changes in Net Assets

	Year Ended October 31, 2025	March 28, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$(32,213)	$(8,234)

Net realized gain (loss) on investment and in-kind redemptions transactions	238,479	—

Net change in unrealized appreciation (depreciation) on investments	630,986	375,797

Net increase (decrease) in net assets resulting from operations	837,252	367,563

Fund share transactions

Net proceeds from shares sold (460,000 and 220,001 shares, respectively)	12,609,208	5,548,582

Shares redeemed in-kind (240,000 and 0 shares, respectively)	(6,499,028)	—

Net increase (decrease) in net assets from Fund share transactions	6,110,180	5,548,582

Total increase (decrease)	6,947,432	5,916,145

Net Assets:

Beginning of period	5,916,145	—

End of period	$12,863,577	$5,916,145

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 49

PGIM S&P 500 Buffer 12 ETF - April

Financial Highlights

	Year Ended October 31,2025	March 28, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.89	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.11)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	2.46	1.94
Total from investment operations	2.35	1.89
Net asset value, end of period	$29.24	$26.89
Total Return(c):	8.71%	7.57%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12,864	$5,916
Average net assets (000)	$8,499	$4,614
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.42%	0.36	%(e)
Expenses before waivers and/or expense reimbursement	0.50%	0.50	%(e)
Net investment income (loss)	(0.38)%	(0.30	)%(e)
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - April

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 113.9%

AFFILIATED MUTUAL FUND 0.9%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%) (cost $176,712)(wb)	176,712	$176,712

OPTIONS PURCHASED*~ 113.0% (cost $20,281,611)		23,583,373

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 113.9% (cost $20,458,323)		23,760,085

OPTIONS WRITTEN*~ (13.8)% (premiums received $764,145)		(2,877,671)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.1% (cost $19,694,178)		20,882,414
Liabilities in excess of other assets (0.1)%		(20,543)

NET ASSETS 100.0%		$20,861,871

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	03/31/26	$5.59	347	35	$23,387,124
SPDR S&P 500 ETF Trust	Put	03/31/26	$559.39	347	35	196,249

Total Options Purchased (cost $ 20,281,611)						$23,583,373

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	03/31/26	$620.98	347	35	$(2,812,300)
SPDR S&P 500 ETF Trust	Put	03/31/26	$447.51	347	35	(65,371)

Total Options Written (premiums received $ 764,145)						$(2,877,671)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Rock ETF Trust 51

PGIM S&P 500 Buffer 20 ETF - April

Schedule of Investments (continued)

as of October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$176,712	$—	$—
Options Purchased	—	23,583,373	—

Total	$176,712	$23,583,373	$—

Liabilities
Options Written	$—	$(2,877,671)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Options Purchased	113.0%
Affiliated Mutual Fund	0.9

113.9
Options Written	(13.8)
Liabilities in excess of other assets	(0.1)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$23,583,373	Options written outstanding, at value	$2,877,671

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$525,101	$251,969

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$2,848,696	$(2,086,722)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - April

Schedule of Investments (continued)

as of October 31, 2025

For the year ended October 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$15,431,714
Options Written (2)	54,040

*	Average volume is based on average quarter end balances for the year ended October 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 53

PGIM S&P 500 Buffer 20 ETF - April

Statement of Assets & Liabilities

as of October 31, 2025

Assets

Investments at value:
Unaffiliated investments (cost $20,281,611)	$23,583,373
Affiliated investments (cost $176,712)	176,712
Receivable for Fund shares sold	285,770
Receivable for investments sold	41,230
Dividends receivable	655

Total Assets	24,087,740

Liabilities

Options written outstanding, at value (premiums received $764,145)	2,877,671

Payable for investments purchased	339,485
Management fee payable	8,713

Total Liabilities	3,225,869

Net Assets	$20,861,871

Net assets were comprised of:
Common stock, at par	$730
Paid-in capital in excess of par	20,345,014
Total distributable earnings (loss)	516,127

Net assets, October 31, 2025	$20,861,871

Net asset value, offering price and redemption price per share, ($20,861,871 ÷ 730,001 shares of common stock issued and outstanding)	$28.58

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - April

Statement of Operations

Year Ended October 31, 2025

Net Investment Income (Loss)
Affiliated dividend income	$6,342

Expenses
Management fee	77,731
Less: Fee waiver and/or expense reimbursement	(7,360)

Net expenses	70,371

Net investment income (loss)	(64,029)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(614,800)
In-kind redemptions	1,389,532
Options written transactions	2,338

777,070

Net change in unrealized appreciation (depreciation) on:
Investments	2,848,696
Options written	(2,086,722)

761,974

Net gain (loss) on investment transactions	1,539,044

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,475,015

See Notes to Financial Statements.

PGIM Rock ETF Trust 55

PGIM S&P 500 Buffer 20 ETF - April

Statements of Changes in Net Assets

	Year Ended October 31, 2025	March 28, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(64,029)	$(11,798)
Net realized gain (loss) on investment and in-kind redemptions transactions	777,070	—
Net change in unrealized appreciation (depreciation) on investments	761,974	426,262

Net increase (decrease) in net assets resulting from operations	1,475,015	414,464

Fund share transactions
Net proceeds from shares sold (900,000 and 260,001 shares, respectively)	24,179,661	6,512,698
Shares redeemed in-kind (430,000 and 0 shares, respectively)	(11,719,967)	—

Net increase (decrease) in net assets from Fund share transactions	12,459,694	6,512,698

Total increase (decrease)	13,934,709	6,927,162

Net Assets:

Beginning of period	6,927,162	—

End of period	$20,861,871	$6,927,162

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - April

Financial Highlights

	Year Ended October 31,2025	March 28, 2024(a) through October 31,2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.64	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.11)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	2.05	1.69
Total from investment operations	1.94	1.64
Net asset value, end of period	$28.58	$26.64
Total Return(c):	7.26%	6.57%

Ratios/Supplemental Data:
Net assets, end of period (000)	$20,862	$6,927
Average net assets (000)	$15,545	$5,954
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.45%	0.39	%(e)
Expenses before waivers and/or expense reimbursement	0.50%	0.50	%(e)
Net investment income (loss)	(0.41)%	(0.33	)%(e)
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 57

PGIM S&P 500 Buffer 12 ETF - May

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 111.6%

AFFILIATED MUTUAL FUND 1.0%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%)
(cost $103,621)(wb)	103,621	$103,621

OPTIONS PURCHASED*~ 110.6%
(cost $9,872,363)		11,438,404

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 111.6%
(cost $9,975,984)		11,542,025

OPTIONS WRITTEN*~ (11.6)%
(premiums received $435,678)		(1,194,866)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0%
(cost $9,540,306)		10,347,159
Liabilities in excess of other assets (0.0)%		(3,858)

NET ASSETS 100.0%		$10,343,301

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	04/30/26	$5.55	168	17	$11,326,992
SPDR S&P 500 ETF Trust	Put	04/30/26	$554.54	168	17	111,412

Total Options Purchased (cost $ 9,872,363)						$11,438,404

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	04/30/26	$642.71	168	17	$(1,137,647)
SPDR S&P 500 ETF Trust	Put	04/30/26	$488.00	168	17	(57,219)

Total Options Written (premiums received $ 435,678)						$(1,194,866)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - May

Schedule of Investments (continued)

as of October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$103,621	$—	$—
Options Purchased	—	11,438,404	—

Total	$103,621	$11,438,404	$—

Liabilities
Options Written	$—	$(1,194,866)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Options Purchased	110.6%
Affiliated Mutual Fund	1.0

111.6
Options Written	(11.6)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$11,438,404	Options written outstanding, at value	$1,194,866

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$212,614	$223,324

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$1,281,857	$(714,060)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 59

PGIM S&P 500 Buffer 12 ETF - May

Schedule of Investments (continued)

as of October 31, 2025

For the year ended October 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$6,456,210
Options Written (2)	22,800

*	Average volume is based on average quarter end balances for the year ended October 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - May

Statement of Assets & Liabilities

as of October 31, 2025

Assets

Investments at value:
Unaffiliated investments (cost $9,872,363)	$11,438,404
Affiliated investments (cost $103,621)	103,621
Dividends receivable	384

Total Assets	11,542,409

Liabilities

Options written outstanding, at value (premiums received $435,678)	1,194,866
Management fee payable	4,242

Total Liabilities	1,199,108

Net Assets	$10,343,301

Net assets were comprised of:
Common stock, at par	$340
Paid-in capital in excess of par	9,597,418
Total distributable earnings (loss)	745,543

Net assets, October 31, 2025	$10,343,301

Net asset value, offering price and redemption price per share, ($10,343,301 ÷ 340,001 shares of common stock issued and outstanding)	$30.42

See Notes to Financial Statements.

PGIM Rock ETF Trust 61

PGIM S&P 500 Buffer 12 ETF - May

Statement of Operations

Year Ended October 31, 2025

Net Investment Income (Loss)
Affiliated dividend income	$3,157

Expenses
Management fee	33,130
Less: Fee waiver and/or expense reimbursement	(5,253)

Net expenses	27,877

Net investment income (loss)	(24,720)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(44,763)
In-kind redemptions	474,282
Options written transactions	6,419

435,938

Net change in unrealized appreciation (depreciation) on:
Investments	1,281,857
Options written	(714,060)

567,797

Net gain (loss) on investment transactions	1,003,735

Net Increase (Decrease) In Net Assets Resulting From Operations	$979,015

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - May

Statements of Changes in Net Assets

	Year Ended October 31, 2025	April 30, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(24,720)	$(4,310)
Net realized gain (loss) on investment and in-kind redemptions transactions	435,938	—
Net change in unrealized appreciation (depreciation) on investments	567,797	239,056

Net increase (decrease) in net assets resulting from operations	979,015	234,746

Fund share transactions
Net proceeds from shares sold (410,000 and 150,001 shares, respectively)	11,117,091	3,854,874
Shares redeemed in-kind (220,000 and 0 shares, respectively)	(5,842,425)	—

Net increase (decrease) in net assets from Fund share transactions	5,274,666	3,854,874

Total increase (decrease)	6,253,681	4,089,620

Net Assets:

Beginning of period	4,089,620	—

End of period	$10,343,301	$4,089,620

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 63

PGIM S&P 500 Buffer 12 ETF - May

Financial Highlights

	Year Ended October 31, 2025	April 30, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$27.26	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.11)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	3.27	2.30
Total from investment operations	3.16	2.26
Net asset value, end of period	$30.42	$27.26
Total Return(c):	11.58%	9.06%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,343	$4,090
Average net assets (000)	$6,623	$3,202
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.42%	0.37	%(e)
Expenses before waivers and/or expense reimbursement	0.50%	0.50	%(e)
Net investment income (loss)	(0.37)%	(0.27	)%(e)
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - May

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 114.7%

AFFILIATED MUTUAL FUND 0.8%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%)
(cost $105,011)(wb)	105,011	$105,011

OPTIONS PURCHASED*~ 113.9%
(cost $13,264,885)		15,523,549

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 114.7%
(cost $13,369,896)		15,628,560

OPTIONS WRITTEN*~ (14.7)%
(premiums received $587,166)		(1,996,215)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0%
(cost $12,782,730)		13,632,345
Liabilities in excess of other assets (0.0)%		(5,379)

NET ASSETS 100.0%		$13,626,966

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	04/30/26	$5.55	228	23	$15,372,346
SPDR S&P 500 ETF Trust	Put	04/30/26	$554.54	228	23	151,203

Total Options Purchased (cost $13,264,885)						$15,523,549

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	04/30/26	$621.08	228	23	$(1,943,486)
SPDR S&P 500 ETF Trust	Put	04/30/26	$443.63	228	23	(52,729)

Total Options Written (premiums received $587,166)						$(1,996,215)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Rock ETF Trust 65

PGIM S&P 500 Buffer 20 ETF - May

Schedule of Investments (continued)

as of October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$105,011	$—	$—
Options Purchased	—	15,523,549	—

Total	$105,011	$15,523,549	$—

Liabilities
Options Written	$—	$(1,996,215)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Options Purchased	113.9%
Affiliated Mutual Fund	0.8

114.7
Options Written	(14.7)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$15,523,549	Options written outstanding, at value	$1,996,215

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$409,594	$299,946

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$1,810,166	$(1,262,990)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - May

Schedule of Investments (continued)

as of October 31, 2025

For the year ended October 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$8,909,875
Options Written (2)	31,560

*	Average volume is based on average quarter end balances for the year ended October 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 67

PGIM S&P 500 Buffer 20 ETF - May

Statement of Assets & Liabilities

as of October 31, 2025

Assets

Investments at value:
Unaffiliated investments (cost $13,264,885)	$15,523,549
Affiliated investments (cost $105,011)	105,011
Dividends receivable	391

Total Assets	15,628,951

Liabilities

Options written outstanding, at value (premiums received $587,166)	1,996,215
Management fee payable	5,770

Total Liabilities	2,001,985

Net Assets	$13,626,966

Net assets were comprised of:
Common stock, at par	$460
Paid-in capital in excess of par	12,765,999
Total distributable earnings (loss)	860,507

Net assets, October 31, 2025	$13,626,966

Net asset value, offering price and redemption price per share, ($13,626,966 ÷ 460,001 shares of common stock issued and outstanding)	$29.62

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - May

Statement of Operations

Year Ended October 31, 2025

Net Investment Income (Loss)
Affiliated dividend income	$4,116

Expenses
Management fee	48,205
Less: Fee waiver and/or expense reimbursement	(6,346)

Net expenses	41,859

Net investment income (loss)	(37,743)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	16,106
In-kind redemptions	689,665
Options written transactions	3,769

709,540

Net change in unrealized appreciation (depreciation) on:
Investments	1,810,166
Options written	(1,262,990)

547,176

Net gain (loss) on investment transactions	1,256,716

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,218,973

See Notes to Financial Statements.

PGIM Rock ETF Trust 69

PGIM S&P 500 Buffer 20 ETF - May

Statements of Changes in Net Assets

	Year Ended October 31, 2025	April 30, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$(37,743)	$(7,306)

Net realized gain (loss) on investment and in-kind redemptions transactions	709,540	—

Net change in unrealized appreciation (depreciation) on investments	547,176	302,439

Net increase (decrease) in net assets resulting from operations	1,218,973	295,133

Fund share transactions

Net proceeds from shares sold (540,000 and 190,001 shares, respectively)	14,539,892	4,806,034

Shares redeemed in-kind (270,000 and 0 shares, respectively)	(7,233,066)	—

Net increase (decrease) in net assets from Fund share transactions	7,306,826	4,806,034

Total increase (decrease)	8,525,799	5,101,167

Net Assets:

Beginning of period	5,101,167	—

End of period	$13,626,966	$5,101,167

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - May

Financial Highlights

	Year Ended October 31, 2025	April 30, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.85	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.11)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	2.88	1.89
Total from investment operations	2.77	1.85
Net asset value, end of period	$29.62	$26.85
Total Return(c):	10.34%	7.39%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13,627	$5,101
Average net assets (000)	$9,641	$4,683
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.43%	0.39	%(e)
Expenses before waivers and/or expense reimbursement	0.50%	0.50	%(e)
Net investment income (loss)	(0.39)%	(0.31	)%(e)
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 71

PGIM S&P 500 Buffer 12 ETF - June

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 108.5%

AFFILIATED MUTUAL FUND 0.9%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%)
(cost $97,388)(wb)	97,388	$97,388

OPTIONS PURCHASED*~ 107.6%
(cost $10,888,106)		11,994,425

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 108.5%
(cost $10,985,494)		12,091,813

OPTIONS WRITTEN*~ (8.5)%
(premiums received $520,942)		(940,287)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0%
(cost $10,464,552)		11,151,526
Liabilities in excess of other assets (0.0)%		(4,105)

NET ASSETS 100.0%		$11,147,421

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	05/29/26	$5.89	175	18	$11,799,309
SPDR S&P 500 ETF Trust	Put	05/29/26	$589.39	175	18	195,116

Total Options Purchased (cost $ 10,888,106)						$11,994,425

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	05/29/26	$674.85	175	18	$(844,952)
SPDR S&P 500 ETF Trust	Put	05/29/26	$518.66	175	18	(95,335)

Total Options Written (premiums received $ 520,942)						$(940,287)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - June

Schedule of Investments (continued)

as of October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$97,388	$—	$—
Options Purchased	—	11,994,425	—

Total	$97,388	$11,994,425	$—

Liabilities
Options Written	$—	$(940,287)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Options Purchased	107.6%
Affiliated Mutual Fund	0.9

108.5
Options Written	(8.5)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$11,994,425	Options written outstanding, at value	$940,287

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$419,514	$326,309

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$602,335	$(369,345)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 73

PGIM S&P 500 Buffer 12 ETF - June

Schedule of Investments (continued)

as of October 31, 2025

For the year ended October 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$8,934,199
Options Written (2)	30,920

*	Average volume is based on average quarter end balances for the year ended October 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - June

Statement of Assets & Liabilities

as of October 31, 2025

Assets

Investments at value:
Unaffiliated investments (cost $10,888,106)	$11,994,425
Affiliated investments (cost $97,388)	97,388
Dividends receivable	365

Total Assets	12,092,178

Liabilities

Options written outstanding, at value (premiums received $520,942)	940,287
Management fee payable	4,470

Total Liabilities	944,757

Net Assets	$11,147,421

Net assets were comprised of:
Common stock, at par	$370
Paid-in capital in excess of par	10,517,282
Total distributable earnings (loss)	629,769

Net assets, October 31, 2025	$11,147,421

Net asset value, offering price and redemption price per share, ($11,147,421 ÷ 370,401 shares of common stock issued and outstanding)	$30.10

See Notes to Financial Statements.

PGIM Rock ETF Trust 75

PGIM S&P 500 Buffer 12 ETF - June

Statement of Operations

Year Ended October 31, 2025

Net Investment Income (Loss)

Affiliated dividend income	$4,499

Expenses
Management fee	45,090
Less: Fee waiver and/or expense reimbursement	(7,432)

Net expenses	37,658

Net investment income (loss)	(33,159)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(317,923)
In-kind redemptions	1,044,251
Options written transactions	19,495

745,823

Net change in unrealized appreciation (depreciation) on:
Investments	602,335
Options written	(369,345)

232,990

Net gain (loss) on investment transactions	978,813

Net Increase (Decrease) In Net Assets Resulting From Operations	$945,654

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - June

Statements of Changes in Net Assets

	Year Ended October 31, 2025	May 31, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(33,159)	$(15,190)
Net realized gain (loss) on investment and in-kind redemptions transactions	745,823	—
Net change in unrealized appreciation (depreciation) on investments	232,990	453,984

Net increase (decrease) in net assets resulting from operations	945,654	438,794

Fund share transactions
Net proceeds from shares sold (410,000 and 360,401 shares, respectively)	11,615,972	9,109,316
Shares redeemed in-kind (400,000 and 0 shares, respectively)	(10,962,315)	—

Net increase (decrease) in net assets from Fund share transactions	653,657	9,109,316

Total increase (decrease)	1,599,311	9,548,110

Net Assets:
Beginning of period	9,548,110	—

End of period	$11,147,421	$9,548,110

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 77

PGIM S&P 500 Buffer 12 ETF - June

Financial Highlights

	Year Ended October 31, 2025	May 31, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.49	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.10)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	3.71	1.54
Total from investment operations	3.61	1.49
Net asset value, end of period	$30.10	$26.49
Total Return(c):	13.60%	5.97%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,147	$9,548
Average net assets (000)	$9,018	$8,519
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.42%	0.46	%(e)
Expenses before waivers and/or expense reimbursement	0.50%	0.50	%(e)
Net investment income (loss)	(0.37)%	(0.43	)%(e)
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - June

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 110.1%

AFFILIATED MUTUAL FUND 0.7%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%) (cost $146,568)(wb)	146,568	$146,568

OPTIONS PURCHASED*~ 109.4% (cost $19,448,025)		21,658,504

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 110.1% (cost $19,594,593)		21,805,072

OPTIONS WRITTEN*~ (10.1)% (premiums received $875,083)		(2,003,133)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $18,719,510)		19,801,939
Liabilities in excess of other assets (0.0)%		(7,712)

NET ASSETS 100.0%		$19,794,227

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	05/29/26	$ 5.89	316	32	$21,306,180
SPDR S&P 500 ETF Trust	Put	05/29/26	$589.39	316	32	352,324

Total Options Purchased (cost $19,448,025)						$21,658,504

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	05/29/26	$658.64	316	32	$(1,891,873)
SPDR S&P 500 ETF Trust	Put	05/29/26	$471.51	316	32	(111,260)

Total Options Written (premiums received $ 875,083)						$(2,003,133)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Rock ETF Trust 79

PGIM S&P 500 Buffer 20 ETF - June

Schedule of Investments (continued)

as of October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$146,568	$—	$—
Options Purchased	—	21,658,504	—

Total	$146,568	$21,658,504	$—

Liabilities
Options Written	$—	$(2,003,133)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Options Purchased	109.4%
Affiliated Mutual Fund	0.7

110.1
Options Written	(10.1)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$21,658,504	Options written outstanding, at value	$2,003,133

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts.	$260,100	$442,042

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$1,838,921	$(1,047,972)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - June

Schedule of Investments (continued)

as of October 31, 2025

For the year ended October 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$12,395,132
Options Written (2)	42,120

*	Average volume is based on average quarter end balances for the year ended October 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 81

PGIM S&P 500 Buffer 20 ETF - June

Statement of Assets & Liabilities

as of October 31, 2025

Assets

Investments at value:
Unaffiliated investments (cost $19,448,025)	$21,658,504
Affiliated investments (cost $146,568)	146,568
Dividends receivable	582

Total Assets	21,805,654

Liabilities

Options written outstanding, at value (premiums received $875,083)	2,003,133
Management fee payable	8,294

Total Liabilities	2,011,427

Net Assets	$19,794,227

Net assets were comprised of:
Common stock, at par	$670
Paid-in capital in excess of par	19,009,561
Total distributable earnings (loss)	783,996

Net assets, October 31, 2025	$19,794,227

Net asset value, offering price and redemption price per share, ($19,794,227 ÷ 670,401 shares of common stock issued and outstanding)	$29.53

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - June

Statement of Operations

Year Ended October 31, 2025

Net Investment Income (Loss)

Affiliated dividend income	$5,483

Expenses
Management fee	63,118
Less: Fee waiver and/or expense reimbursement	(7,251)

Net expenses	55,867

Net investment income (loss)	(50,384)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(389,665)
In-kind redemptions	954,420
Options written transactions	137,387

702,142

Net change in unrealized appreciation (depreciation) on:
Investments	1,838,921
Options written	(1,047,972)

790,949

Net gain (loss) on investment transactions	1,493,091

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,442,707

See Notes to Financial Statements.

PGIM Rock ETF Trust 83

PGIM S&P 500 Buffer 20 ETF - June

Statements of Changes in Net Assets

	Year Ended October 31, 2025	May 31, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(50,384)	$(10,237)
Net realized gain (loss) on investment and in-kind redemptions transactions	702,142	—
Net change in unrealized appreciation (depreciation) on investments	790,949	291,480

Net increase (decrease) in net assets resulting from operations	1,442,707	281,243

Fund share transactions
Net proceeds from shares sold (780,000 and 260,401 shares, respectively)	21,653,016	6,560,178
Shares redeemed in-kind (370,000 and 0 shares, respectively)	(10,142,917)	—

Net increase (decrease) in net assets from Fund share transactions	11,510,099	6,560,178

Total increase (decrease)	12,952,806	6,841,421

Net Assets:
Beginning of period	6,841,421	—

End of period	$19,794,227	$6,841,421

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - June

Financial Highlights

	Year Ended October 31,2025	May 31, 2024(a) through October 31,2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.27	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.11)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	3.37	1.31
Total from investment operations	3.26	1.27
Net asset value, end of period	$29.53	$26.27
Total Return(c):	12.38%	5.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19,794	$6,841
Average net assets (000)	$12,624	$6,329
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.44%	0.45	%(e)
Expenses before waivers and/or expense reimbursement	0.50%	0.50	%(e)
Net investment income (loss)	(0.40)%	(0.39	)%(e)
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 85

PGIM S&P 500 Buffer 12 ETF - July

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 106.7%

AFFILIATED MUTUAL FUND 1.0%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%)
(cost $158,104)(wb)	158,104	$158,104

OPTIONS PURCHASED*~ 105.7% (cost $15,888,463)		17,028,054

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 106.7% (cost $16,046,567)		17,186,158

OPTIONS WRITTEN*~ (6.4)% (premiums received $681,198)		(1,029,002)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.3% (cost $15,365,369)		16,157,156
Liabilities in excess of other assets (0.3)%		(45,396)

NET ASSETS 100.0%		$16,111,760

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	06/30/26	$6.18	247	25	$16,606,037
SPDR S&P 500 ETF Trust	Put	06/30/26	$617.85	247	25	422,017

Total Options Purchased (cost $15,888,463)						$17,028,054

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	06/30/26	$703.79	247	25	$(822,893)
SPDR S&P 500 ETF Trust	Put	06/30/26	$543.71	247	25	(206,109)

Total Options Written (premiums received $681,198)						$(1,029,002)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - July

Schedule of Investments (continued)

as of October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$158,104	$—	$—
Options Purchased	—	17,028,054	—

Total	$158,104	$17,028,054	$—

Liabilities
Options Written	$—	$(1,029,002)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Options Purchased	105.7%
Affiliated Mutual Fund	1.0

106.7
Options Written	(6.4)
Liabilities in excess of other assets	(0.3)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$17,028,054	Options written outstanding, at value	$1,029,002

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$828,957	$257,281

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$895,815	$(348,208)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 87

PGIM S&P 500 Buffer 12 ETF - July

Schedule of Investments (continued)

as of October 31, 2025

For the year ended October 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$10,703,348
Options Written (2)	35,440

*	Average volume is based on average quarter end balances for the year ended October 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - July

Statement of Assets & Liabilities

as of October 31, 2025

Assets

Investments at value:
Unaffiliated investments (cost $15,888,463)	$17,028,054
Affiliated investments (cost $158,104)	158,104
Receivable for Fund shares sold	607,968
Receivable for investments sold	41,389
Dividends receivable	574

Total Assets	17,836,089

Liabilities

Options written outstanding, at value (premiums received $681,198)	1,029,002

Payable for investments purchased	688,921

Management fee payable	6,406

Total Liabilities	1,724,329

Net Assets	$16,111,760

Net assets were comprised of:
Common stock, at par	$530
Paid-in capital in excess of par	15,371,307
Total distributable earnings (loss)	739,923

Net assets, October 31, 2025	$16,111,760

Net asset value, offering price and redemption price per share, ($16,111,760 ÷ 530,001 shares of common stock issued and outstanding)	$30.40

See Notes to Financial Statements.

PGIM Rock ETF Trust 89

PGIM S&P 500 Buffer 12 ETF - July

Statement of Operations

Year Ended October 31, 2025

Net Investment Income (Loss)

Affiliated dividend income	$4,649

Expenses
Management fee	51,755
Less: Fee waiver and/or expense reimbursement	(6,919)

Net expenses	44,836

Net investment income (loss)	(40,187)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(55,988)
In-kind redemptions	1,142,085
Options written transactions	141

1,086,238

Net change in unrealized appreciation (depreciation) on:
Investments	895,815
Options written	(348,208)

547,607

Net gain (loss) on investment transactions	1,633,845

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,593,658

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - July

Statements of Changes in Net Assets

	Year Ended October 31, 2025	May 07, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(40,187)	$(10,554)
Net realized gain (loss) on investment and in-kind redemptions transactions	1,086,238	20,822
Net change in unrealized appreciation (depreciation) on investments	547,607	244,180

Net increase (decrease) in net assets resulting from operations	1,593,658	254,448

Fund share transactions
Net proceeds from shares sold (610,000 and 340,001 shares, respectively)	17,229,256	8,686,928
Shares redeemed in-kind (360,000 and 60,000 shares, respectively)	(10,125,580)	(1,526,950)

Net increase (decrease) in net assets from Fund share transactions	7,103,676	7,159,978

Total increase (decrease)	8,697,334	7,414,426

Net Assets:

Beginning of period	7,414,426	—

End of period	$16,111,760	$7,414,426

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 91

PGIM S&P 500 Buffer 12 ETF - July

Financial Highlights

	Year Ended October 31,2025	May 07, 2024(a) through October 31,2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.48	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.11)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	4.03	1.53
Total from investment operations	3.92	1.48
Net asset value, end of period	$30.40	$26.48
Total Return(c) :	14.80%	5.92%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16,112	$7,414
Average net assets (000)	$10,346	$5,327
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.43%	0.47	%(e)
Expenses before waivers and/or expense reimbursement	0.50%	0.50	%(e)
Net investment income (loss)	(0.39)%	(0.41	)%(e)
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - July

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 108.0%

AFFILIATED MUTUAL FUND 0.9%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%) (cost $235,879)(wb)	235,879	$235,879

OPTIONS PURCHASED*~ 107.1% (cost $26,270,281)		28,196,251

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 108.0% (cost $26,506,160)		28,432,130

OPTIONS WRITTEN*~ (7.9)% (premiums received $1,138,988)		(2,068,476)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.1% (cost $25,367,172)		26,363,654
Liabilities in excess of other assets (0.1)%		(33,530)

NET ASSETS 100.0%		$26,330,124

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	06/30/26	$ 6.18	409	41	$27,497,446
SPDR S&P 500 ETF Trust	Put	06/30/26	$617.85	409	41	698,805

Total Options Purchased (cost $26,270,281)						$28,196,251

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	06/30/26	$683.90	409	41	$(1,853,956)
SPDR S&P 500 ETF Trust	Put	06/30/26	$494.28	409	41	(214,520)

Total Options Written (premiums received $1,138,988)						$(2,068,476)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Rock ETF Trust 93

PGIM S&P 500 Buffer 20 ETF - July

Schedule of Investments (continued)

as of October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$235,879	$—	$—
Options Purchased	—	28,196,251	—

Total	$235,879	$28,196,251	$—

Liabilities
Options Written	$—	$(2,068,476)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Options Purchased	107.1%
Affiliated Mutual Fund	0.9

108.0
Options Written	(7.9)
Liabilities in excess of other assets	(0.1)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$28,196,251	Options written outstanding, at value	$2,068,476

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$1,041,360	$192,265

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$1,609,610	$(889,950)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - July

Schedule of Investments (continued)

as of October 31, 2025

For the year ended October 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$15,616,491
Options Written (2)	51,200

*	Average volume is based on average quarter end balances for the year ended October 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 95

PGIM S&P 500 Buffer 20 ETF - July

Statement of Assets & Liabilities

as of October 31, 2025

Assets

Investments at value:
Unaffiliated investments (cost $26,270,281)	$28,196,251
Affiliated investments (cost $235,879)	235,879
Receivable for Fund shares sold	295,835
Receivable for investments sold	25,125
Dividends receivable	913

Total Assets	28,754,003

Liabilities

Options written outstanding, at value (premiums received $1,138,988)	2,068,476
Payable for investments purchased	344,455
Management fee payable	10,948

Total Liabilities	2,423,879

Net Assets	$26,330,124

Net assets were comprised of:
Common stock, at par	$890
Paid-in capital in excess of par	25,605,590
Total distributable earnings (loss)	723,644

Net assets, October 31, 2025	$26,330,124

Net asset value, offering price and redemption price per share, ($26,330,124 ÷ 890,001 shares of common stock issued and outstanding)	$29.58

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - July

Statement of Operations

Year Ended October 31, 2025

Net Investment Income (Loss)

Affiliated dividend income	$6,822

Expenses
Management fee	74,877
Less: Fee waiver and/or expense reimbursement	(7,468)

Net expenses	67,409

Net investment income (loss)	(60,587)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(36,643)
In-kind redemptions	1,415,020
Options written transactions	(144,752)

1,233,625

Net change in unrealized appreciation (depreciation) on:
Investments	1,609,610
Options written	(889,950)

719,660

Net gain (loss) on investment transactions	1,953,285

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,892,698

See Notes to Financial Statements.

PGIM Rock ETF Trust 97

PGIM S&P 500 Buffer 20 ETF - July

Statements of Changes in Net Assets

	Year Ended October 31, 2025	May 07, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(60,587)	$(11,697)
Net realized gain (loss) on investment and in-kind redemptions transactions	1,233,625	18,771
Net change in unrealized appreciation (depreciation) on investments	719,660	276,822

Net increase (decrease) in net assets resulting from operations	1,892,698	283,896

Fund share transactions
Net proceeds from shares sold (1,010,000 and 390,001 shares, respectively)	28,424,604	9,917,660
Shares redeemed in-kind (450,000 and 60,000 shares, respectively)	(12,664,253)	(1,524,481)

Net increase (decrease) in net assets from Fund share transactions	15,760,351	8,393,179

Total increase (decrease)	17,653,049	8,677,075

Net Assets:

Beginning of period	8,677,075	—

End of period	$26,330,124	$8,677,075

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - July

Financial Highlights

	Year Ended October 31,2025	May 07, 2024(a) through October 31,2024
Per Share Operating Performance(b) :
Net Asset Value, Beginning of Period	$26.29	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.11)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	3.40	1.34
Total from investment operations	3.29	1.29
Net asset value, end of period	$29.58	$26.29
Total Return(c) :	12.51%	5.18%

Ratios/Supplemental Data:
Net assets, end of period (000)	$26,330	$8,677
Average net assets (000)	$14,975	$5,885
Ratios to average net assets(d) :
Expenses after waivers and/or expense reimbursement	0.45%	0.47	%(e)
Expenses before waivers and/or expense reimbursement	0.50%	0.50	%(e)
Net investment income (loss)	(0.40)%	(0.41	)%(e)
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 99

PGIM S&P 500 Buffer 12 ETF - August

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 105.9%

AFFILIATED MUTUAL FUND 0.9%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%) (cost $105,955)(wb)	105,955	$105,955

OPTIONS PURCHASED*~ 105.0% (cost $11,267,518)		11,931,043

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 105.9% (cost $11,373,473)		12,036,998

OPTIONS WRITTEN*~ (5.9)% (premiums received $448,052)		(668,746)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $10,925,421)		11,368,252
Liabilities in excess of other assets (0.0)%		(4,177)

NET ASSETS 100.0%		$11,364,075

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	07/31/26	$6.32	172	17	$11,566,030
SPDR S&P 500 ETF Trust	Put	07/31/26	$632.08	172	17	365,013

Total Options Purchased (cost $11,267,518)						$11,931,043

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	07/31/26	$721.01	172	17	$(486,339)
SPDR S&P 500 ETF Trust	Put	07/31/26	$556.23	172	17	(182,407)

Total Options Written (premiums received $448,052)						$(668,746)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - August

Schedule of Investments (continued)

as of October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$105,955	$—	$—
Options Purchased	—	11,931,043	—

Total	$105,955	$11,931,043	$—

Liabilities
Options Written	$—	$(668,746)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Options Purchased	105.0%
Affiliated Mutual Fund	0.9

105.9
Options Written	(5.9)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$11,931,043	Options written outstanding, at value	$668,746

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$1,008,765	$152,136

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$569,362	$(222,502)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 101

PGIM S&P 500 Buffer 12 ETF - August

Schedule of Investments (continued)

as of October 31, 2025

For the year ended October 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$6,189,715
Options Written (2)	20,040

*	Average volume is based on average quarter end balances for the year ended October 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - August

Statement of Assets & Liabilities

as of October 31, 2025

Assets
Investments at value:
Unaffiliated investments (cost $11,267,518)	$11,931,043
Affiliated investments (cost $105,955)	105,955
Dividends receivable	410

Total Assets	12,037,408

Liabilities
Options written outstanding, at value (premiums received $448,052)	668,746
Management fee payable	4,587

Total Liabilities	673,333

Net Assets	$11,364,075

Net assets were comprised of:
Common stock, at par	$370
Paid-in capital in excess of par	10,946,944
Total distributable earnings (loss)	416,761

Net assets, October 31, 2025	$11,364,075

Net asset value, offering price and redemption price per share, ($11,364,075 ÷ 370,001 shares of common stock issued and outstanding)	$30.71

See Notes to Financial Statements.

PGIM Rock ETF Trust  103

PGIM S&P 500 Buffer 12 ETF - August

Statement of Operations

Year Ended October 31, 2025

Net Investment Income (Loss)
Affiliated dividend income	$4,014

Expenses
Management fee	36,204
Less: Fee waiver and/or expense reimbursement	(5,568)

Net expenses	30,636

Net investment income (loss)	(26,622)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(168,132)
In-kind redemptions	1,312,409
Options written transactions	16,624

1,160,901

Net change in unrealized appreciation (depreciation) on:
Investments	569,362
Options written	(222,502)

346,860

Net gain (loss) on investment transactions	1,507,761

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,481,139

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - August

Statements of Changes in Net Assets

	Year Ended October 31, 2025	May 09, 2024* through October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(26,622)	$(3,681)
Net realized gain (loss) on investment and in-kind redemptions transactions	1,160,901	34,285
Net change in unrealized appreciation (depreciation) on investments	346,860	95,971

Net increase (decrease) in net assets resulting from operations	1,481,139	126,575

Fund share transactions
Net proceeds from shares sold (830,000 and 220,001 shares, respectively)	23,473,058	5,630,953
Shares redeemed in-kind (590,000 and 80,000 shares, respectively)	(16,995,206)	(2,048,738)
Cost of shares purchased (10,000 and 0 shares, respectively)	(303,706)	—

Net increase (decrease) in net assets from Fund share transactions	6,174,146	3,582,215

Total increase (decrease)	7,655,285	3,708,790

Net Assets:
Beginning of period	3,708,790	—

End of period	$11,364,075	$3,708,790

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust  105

PGIM S&P 500 Buffer 12 ETF - August

Financial Highlights

	Year Ended October 31, 2025	May 09, 2024(a) through October 31, 2024
Per Share Operating Performance(b) :
Net Asset Value, Beginning of Period	$26.49	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.10)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	4.32	1.53
Total from investment operations	4.22	1.49
Net asset value, end of period	$30.71	$26.49
Total Return(c) :	15.94%	5.96%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,364	$3,709
Average net assets (000)	$7,234	$2,327
Ratios to average net assets(d) :
Expenses after waivers and/or expense reimbursement	0.42%	0.43	%(e)
Expenses before waivers and/or expense reimbursement	0.50%	0.50	%(e)
Net investment income (loss)	(0.37)%	(0.33	)%(e)
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - August

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 106.8%

AFFILIATED MUTUAL FUND 0.8%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%)
(cost $150,273)(wb)	150,273	$150,273

OPTIONS PURCHASED*~ 106.0% (cost $17,991,437)		19,145,162

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 106.8% (cost $18,141,710)		19,295,435

OPTIONS WRITTEN*~ (6.8)% (premiums received $690,654)		(1,232,875)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $17,451,056)		18,062,560
Liabilities in excess of other assets (0.0)%		(6,959)

NET ASSETS 100.0%		$18,055,601

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	07/31/26	$ 6.32	276	28	$18,559,443
SPDR S&P 500 ETF Trust	Put	07/31/26	$632.08	276	28	585,719

Total Options Purchased (cost $17,991,437)						$19,145,162

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	07/31/26	$702.75	276	28	$(1,048,872)
SPDR S&P 500 ETF Trust	Put	07/31/26	$505.66	276	28	(184,003)

Total Options Written (premiums received $690,654)						$(1,232,875)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Rock ETF Trust 107

PGIM S&P 500 Buffer 20 ETF - August

Schedule of Investments (continued)

as of October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$150,273	$—	$—
Options Purchased	—	19,145,162	—

Total	$150,273	$19,145,162	$—

Liabilities
Options Written	$—	$(1,232,875)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Options Purchased	106.0%
Affiliated Mutual Fund	0.8

106.8
Options Written	(6.8)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$19,145,162	Options written outstanding, at value	$1,232,875

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts.	$629,408	$4,033

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts.	$1,031,958	$(528,127)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - August

Schedule of Investments (continued)

as of October 31, 2025

For the year ended October 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$8,324,383
Options Written (2)	26,840

*	Average volume is based on average quarter end balances for the year ended October 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 109

PGIM S&P 500 Buffer 20 ETF - August

Statement of Assets & Liabilities

as of October 31, 2025

Assets
Investments at value:
Unaffiliated investments (cost $17,991,437)	$19,145,162
Affiliated investments (cost $150,273)	150,273
Dividends receivable	551

Total Assets	19,295,986

Liabilities
Options written outstanding, at value (premiums received $690,654)	1,232,875
Management fee payable	7,510

Total Liabilities	1,240,385

Net Assets	$18,055,601

Net assets were comprised of:
Common stock, at par	$610
Paid-in capital in excess of par	17,714,249
Total distributable earnings (loss)	340,742

Net assets, October 31, 2025	$18,055,601

Net asset value, offering price and redemption price per share, ($18,055,601 ÷ 610,001 shares of common stock issued and outstanding)	$29.60

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - August

Statement of Operations

Year Ended October 31, 2025

Net Investment Income (Loss)
Affiliated dividend income	$4,062

Expenses
Management fee	43,078
Less: Fee waiver and/or expense reimbursement	(4,740)

Net expenses	38,338

Net investment income (loss)	(34,276)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(220,905)
In-kind redemptions	908,689
Options written transactions	(54,343)

633,441

Net change in unrealized appreciation (depreciation) on:
Investments	1,031,958
Options written	(528,127)

503,831

Net gain (loss) on investment transactions	1,137,272

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,102,996

See Notes to Financial Statements.

PGIM Rock ETF Trust 111

PGIM S&P 500 Buffer 20 ETF - August

Statements of Changes in Net Assets

	Year Ended October 31, 2025	May 09, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(34,276)	$(4,585)
Net realized gain (loss) on investment and in-kind redemptions transactions	633,441	30,564
Net change in unrealized appreciation (depreciation) on investments	503,831	107,673

Net increase (decrease) in net assets resulting from operations	1,102,996	133,652

Fund share transactions
Net proceeds from shares sold (740,000 and 220,001 shares, respectively)	20,948,421	5,607,217
Shares redeemed in-kind (280,000 and 70,000 shares, respectively)	(7,946,982)	(1,789,703)

Net increase (decrease) in net assets from Fund share transactions	13,001,439	3,817,514

Total increase (decrease)	14,104,435	3,951,166

Net Assets:

Beginning of period	3,951,166	—

End of period	$18,055,601	$3,951,166

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - August

Financial Highlights

	Year Ended October 31,2025	May 09, 2024(a) through October 31,2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.34	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.11)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	3.37	1.38
Total from investment operations	3.26	1.34
Net asset value, end of period	$29.60	$26.34
Total Return(c):	12.37%	5.36%

Ratios/Supplemental Data:
Net assets, end of period (000)	$18,056	$3,951
Average net assets (000)	$8,616	$2,657
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.44%	0.44	%(e)
Expenses before waivers and/or expense reimbursement	0.50%	0.50	%(e)
Net investment income (loss)	(0.40)%	(0.36	)%(e)
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 113

PGIM S&P 500 Buffer 12 ETF - September

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 104.8%

OPTIONS PURCHASED*~ 104.8% (cost $12,424,607)		$12,987,350

TOTAL LONG-TERM INVESTMENTS, BEFORE OPTIONS WRITTEN 104.8% (cost $12,424,607)		12,987,350

OPTIONS WRITTEN*~ (6.0)% (premiums received $518,628)		(737,395)

TOTAL LONG-TERM INVESTMENTS, NET OF OPTIONS WRITTEN 98.8% (cost $11,905,979)		12,249,955

SHORT-TERM INVESTMENT 1.2%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 4.282%) (cost $149,184)(wb)	149,184	149,184

TOTAL INVESTMENTS 100.0% (cost $12,055,163)		12,399,139
Liabilities in excess of other assets (0.0)%		(4,591)

NET ASSETS 100.0%		$12,394,548

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	08/31/26	$6.45	186	19	$12,511,368
SPDR S&P 500 ETF Trust	Put	08/31/26	$645.05	186	19	475,982

Total Options Purchased (cost $12,424,607)						$12,987,350

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	08/31/26	$732.33	186	19	$(494,407)
SPDR S&P 500 ETF Trust	Put	08/31/26	$567.64	186	19	(242,988)

Total Options Written (premiums received $518,628)						$(737,395)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - September

Schedule of Investments (continued)

as of October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Options Purchased	$—	$12,987,350	$—

Short-Term Investment
Affiliated Mutual Fund	149,184	—	—

Total	$149,184	$12,987,350	$—

Liabilities
Long-Term Investments
Options Written	$—	$(737,395)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Options Purchased	104.8%
Affiliated Mutual Fund	1.2

106.0
Options Written	(6.0)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$12,987,350	Options written outstanding, at value	$737,395

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$708,886	$225,678

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$469,025	$(213,286)

See Notes to Financial Statements.

PGIM Rock ETF Trust 115

PGIM S&P 500 Buffer 12 ETF - September

Schedule of Investments (continued)

as of October 31, 2025

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended October 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$7,397,348
Options Written (2)	24,360

*	Average volume is based on average quarter end balances for the year ended October 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - September

Statement of Assets & Liabilities

as of October 31, 2025

Assets

Investments at value:
Unaffiliated investments (cost $12,424,607)	$12,987,350
Affiliated investments (cost $149,184)	149,184
Dividends receivable	528

Total Assets	13,137,062

Liabilities

Options written outstanding, at value (premiums received $518,628)	737,395
Management fee payable	5,119

Total Liabilities	742,514

Net Assets	$12,394,548

Net assets were comprised of:
Common stock, at par	$410
Paid-in capital in excess of par	12,265,252
Total distributable earnings (loss)	128,886

Net assets, October 31, 2025	$12,394,548

Net asset value, offering price and redemption price per share, ($12,394,548 ÷ 410,001 shares of common stock issued and outstanding)	$30.23

See Notes to Financial Statements.

PGIM Rock ETF Trust 117

PGIM S&P 500 Buffer 12 ETF - September

Statement of Operations

Year Ended October 31, 2025

Net Investment Income (Loss)

Affiliated dividend income	$3,879

Expenses
Management fee	37,318
Less: Fee waiver and/or expense reimbursement	(6,639)

Net expenses	30,679

Net investment income (loss)	(26,800)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(329,887)
In-kind redemptions	1,270,257
Options written transactions	(5,806)

934,564

Net change in unrealized appreciation (depreciation) on:
Investments	469,025
Options written	(213,286)

255,739

Net gain (loss) on investment transactions	1,190,303

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,163,503

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - September

Statements of Changes in Net Assets

	Year Ended October 31, 2025	May 14, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(26,800)	$(5,403)
Net realized gain (loss) on investment and in-kind redemptions transactions	934,564	67,538
Net change in unrealized appreciation (depreciation) on investments	255,739	88,237

Net increase (decrease) in net assets resulting from operations	1,163,503	150,372

Fund share transactions
Net proceeds from shares sold (550,000 and 290,001 shares, respectively)	15,784,689	7,437,889
Shares redeemed in-kind (340,000 and 90,000 shares, respectively)	(9,805,154)	(2,336,751)

Net increase (decrease) in net assets from Fund share transactions	5,979,535	5,101,138

Total increase (decrease)	7,143,038	5,251,510

Net Assets:
Beginning of period	5,251,510	—

End of period	$12,394,548	$5,251,510

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 119

PGIM S&P 500 Buffer 12 ETF - September

Financial Highlights

	Year Ended October 31, 2025	May 14, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.26	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.10)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	4.07	1.31
Total from investment operations	3.97	1.26
Net asset value, end of period	$30.23	$26.26
Total Return(c):	15.13%	5.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12,395	$5,252
Average net assets (000)	$7,463	$2,949
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.41%	0.44	%(e)
Expenses before waivers and/or expense reimbursement	0.50%	0.50	%(e)
Net investment income (loss)	(0.36)%	(0.39	)%(e)
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - September

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 105.7%

OPTIONS PURCHASED*~ 105.7% (cost $34,520,642)		$36,029,422

TOTAL LONG-TERM INVESTMENTS, BEFORE OPTIONS WRITTEN 105.7% (cost $34,520,642)		36,029,422

OPTIONS WRITTEN*~ (6.8)% (premiums received $1,470,611)		(2,301,097)

TOTAL LONG-TERM INVESTMENTS, NET OF OPTIONS WRITTEN 98.9% (cost $33,050,031)		33,728,325

SHORT-TERM INVESTMENT 1.1%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 4.282%) (cost $357,191)(wb)	357,191	357,191

TOTAL INVESTMENTS 100.0% (cost $33,407,222)		34,085,516
Liabilities in excess of other assets (0.0)%		(12,941)

NET ASSETS 100.0%		$34,072,575

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	08/31/26	$6.45	516	52	$34,708,958
SPDR S&P 500 ETF Trust	Put	08/31/26	$645.05	516	52	1,320,464

Total Options Purchased (cost $34,520,642)						$36,029,422

Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	08/31/26	$712.33	516	52	$(1,875,397)
SPDR S&P 500 ETF Trust	Put	08/31/26	$516.04	516	52	(425,700)

Total Options Written (premiums received $1,470,611)						$(2,301,097)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

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PGIM S&P 500 Buffer 20 ETF - September

Schedule of Investments (continued)

as of October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Options Purchased	$—	$36,029,422	$—

Short-Term Investment
Affiliated Mutual Fund	357,191	—	—

Total	$357,191	$36,029,422	$—

Liabilities
Long-Term Investments
Options Written	$—	$(2,301,097)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Options Purchased	105.7%
Affiliated Mutual Fund	1.1

106.8
Options Written	(6.8)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$36,029,422	Options written outstanding, at value	$2,301,097

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$581,976	$26,844

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$1,436,897	$(806,964)

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - September

Schedule of Investments (continued)

as of October 31, 2025

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended October 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$11,179,542
Options Written (2)	35,280

*	Average volume is based on average quarter end balances for the year ended October 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 123

PGIM S&P 500 Buffer 20 ETF - September

Statement of Assets & Liabilities

as of October 31, 2025

Assets

Investments at value:
Unaffiliated investments (cost $34,520,642)	$36,029,422
Affiliated investments (cost $357,191)	357,191
Dividends receivable	1,196

Total Assets	36,387,809

Liabilities

Options written outstanding, at value (premiums received $1,470,611)	2,301,097
Management fee payable	14,137

Total Liabilities	2,315,234

Net Assets	$34,072,575

Net assets were comprised of:
Common stock, at par	$1,170
Paid-in capital in excess of par	33,777,339
Total distributable earnings (loss)	294,066

Net assets, October 31, 2025	$34,072,575

Net asset value, offering price and redemption price per share, ($34,072,575 ÷ 1,170,001 shares of common stock issued and outstanding)	$29.12

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - September

Statement of Operations

Year Ended October 31, 2025

Net Investment Income (Loss)
Affiliated dividend income	$ 4,549

Expenses
Management fee	49,043
Less: Fee waiver and/or expense reimbursement	(5,072)

Net expenses	43,971

Net investment income (loss)	(39,422)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(269,007)
In-kind redemptions	1,029,630
Options written transactions	(151,803)

608,820

Net change in unrealized appreciation (depreciation) on:
Investments	1,436,897
Options written	(806,964)

629,933

Net gain (loss) on investment transactions	1,238,753

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,199,331

See Notes to Financial Statements.

PGIM Rock ETF Trust 125

PGIM S&P 500 Buffer 20 ETF - September

Statements of Changes in Net Assets

	Year Ended October 31, 2025	May 14, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(39,422)	$(3,229)
Net realized gain (loss) on investment and in-kind redemptions transactions	608,820	49,852
Net change in unrealized appreciation (depreciation) on investments	629,933	48,361

Net increase (decrease) in net assets resulting from operations	1,199,331	94,984

Fund share transactions
Net proceeds from shares sold (1,350,000 and 190,001 shares, respectively)	38,222,297	4,846,032
Shares redeemed in-kind (300,000 and 70,000 shares, respectively)	(8,481,468)	(1,808,601)

Net increase (decrease) in net assets from Fund share transactions	29,740,829	3,037,431

Total increase (decrease)	30,940,160	3,132,415

Net Assets:
Beginning of period	3,132,415	—

End of period	$34,072,575	$3,132,415

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - September

Financial Highlights

	Year Ended October 31, 2025	May 14, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.10	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.11)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	3.13	1.14
Total from investment operations	3.02	1.10
Net asset value, end of period	$29.12	$26.10
Total Return(c):	11.56%	4.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$34,073	$3,132
Average net assets (000)	$9,809	$2,051
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.45%	0.42	%(e)
Expenses before waivers and/or expense reimbursement	0.50%	0.50	%(e)
Net investment income (loss)	(0.40)%	(0.34	)%(e)
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 127

PGIM S&P 500 Buffer 12 ETF - October

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 105.5%

AFFILIATED MUTUAL FUND 0.9%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%)
(cost $161,722)(wb)	161,722	$161,722

OPTIONS PURCHASED*~ 104.6%
(cost $18,820,121)		19,136,147

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 105.5%
(cost $18,981,843)		19,297,869

OPTIONS WRITTEN*~ (5.5)%
(premiums received $884,079)		(995,642)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0%
(cost $18,097,764)		18,302,227
Liabilities in excess of other assets (0.0)%		(6,191)

NET ASSETS 100.0%		$18,296,036

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	09/30/26	$6.66	272	27	$18,246,867
SPDR S&P 500 ETF Trust	Put	09/30/26	$666.18	272	27	889,280

Total Options Purchased (cost $18,820,121)						$19,136,147

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	09/30/26	$755.51	272	27	$(534,360)
SPDR S&P 500 ETF Trust	Put	09/30/26	$586.24	272	27	(461,282)

Total Options Written (premiums received $884,079)						$(995,642)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - October

Schedule of Investments (continued)

as of October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$161,722	$—	$—
Options Purchased	—	19,136,147	—

Total	$161,722	$19,136,147	$—

Liabilities
Options Written	$—	$(995,642)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Options Purchased	104.6%
Affiliated Mutual Fund	0.9

105.5
Options Written	(5.5)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$19,136,147	Options written outstanding, at value	$995,642

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$1,175,765	$200,149

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$342,285	$(123,139)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 129

PGIM S&P 500 Buffer 12 ETF - October

Schedule of Investments (continued)

as of October 31, 2025

For the year ended October 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$11,649,100
Options Written (2)	37,080

*	Average volume is based on average quarter end balances for the year ended October 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - October

Statement of Assets & Liabilities

as of October 31, 2025

Assets

Investments at value:
Unaffiliated investments (cost $18,820,121)	$19,136,147
Affiliated investments (cost $161,722)	161,722
Dividends receivable	575

Total Assets	19,298,444

Liabilities

Options written outstanding, at value (premiums received $884,079)	995,642
Management fee payable	6,766

Total Liabilities	1,002,408

Net Assets	$18,296,036

Net assets were comprised of:
Common stock, at par	$610
Paid-in capital in excess of par	18,175,453
Total distributable earnings (loss)	119,973

Net assets, October 31, 2025	$18,296,036

Net asset value, offering price and redemption price per share, ($18,296,036 ÷ 610,001 shares of common stock issued and outstanding)	$29.99

See Notes to Financial Statements.

PGIM Rock ETF Trust 131

PGIM S&P 500 Buffer 12 ETF - October

Statement of Operations

Year Ended October 31, 2025

Net Investment Income (Loss)

Affiliated dividend income	$3,861

Expenses
Management fee	50,071
Less: Fee waiver and/or expense reimbursement	(7,203)

Net expenses	42,868

Net investment income (loss)	(39,007)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(301,853)
In-kind redemptions	1,846,800
Options written transactions	(169,033)

1,375,914

Net change in unrealized appreciation (depreciation) on:
Investments	342,285
Options written	(123,139)

219,146

Net gain (loss) on investment transactions	1,595,060

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,556,053

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - October

Statements of Changes in Net Assets

	Year Ended October 31, 2025	May 16, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$(39,007)	$(5,265)

Net realized gain (loss) on investment and in-kind redemptions transactions	1,375,914	150,337

Net change in unrealized appreciation (depreciation) on investments	219,146	(14,683)

Net increase (decrease) in net assets resulting from operations	1,556,053	130,389

Fund share transactions

Net proceeds from shares sold (1,220,000 and 350,001 shares, respectively)	35,218,502	9,043,783

Shares redeemed in-kind (830,000 and 130,000 shares, respectively)	(24,239,373)	(3,413,318)

Net increase (decrease) in net assets from Fund share transactions	10,979,129	5,630,465

Total increase (decrease)	12,535,182	5,760,854

Net Assets:

Beginning of period	5,760,854	—

End of period	$18,296,036	$5,760,854

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 133

PGIM S&P 500 Buffer 12 ETF - October

Financial Highlights

	Year Ended October 31, 2025	May 16, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.19	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.11)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	3.91	1.23
Total from investment operations	3.80	1.19
Net asset value, end of period	$29.99	$26.19
Total Return(c):	14.54%	4.74%

Ratios/Supplemental Data:
Net assets, end of period (000)	$18,296	$5,761
Average net assets (000)	$10,011	$3,325
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.43%	0.42	%(e)
Expenses before waivers and/or expense reimbursement	0.50%	0.50	%(e)
Net investment income (loss)	(0.39)%	(0.35	)%(e)
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - October

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 106.0%

AFFILIATED MUTUAL FUND 1.1%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%) (cost $228,294)(wb)	228,294	$228,294

OPTIONS PURCHASED*~ 104.9% (cost $20,844,502)		21,176,397

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 106.0% (cost $21,072,796)		21,404,691

OPTIONS WRITTEN*~ (5.7)% (premiums received $970,975)		(1,157,583)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.3% (cost $20,101,821)		20,247,108
Liabilities in excess of other assets (0.3)%		(50,529)

NET ASSETS 100.0%		$20,196,579

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	09/30/26	$ 6.66	301	30	$20,192,305
SPDR S&P 500 ETF Trust	Put	09/30/26	$666.18	301	30	984,092

Total Options Purchased (cost $20,844,502)						$21,176,397

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	09/30/26	$734.93	301	30	$(835,489)
SPDR S&P 500 ETF Trust	Put	09/30/26	$532.94	301	30	(322,094)

Total Options Written (premiums received $970,975)						$(1,157,583)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Rock ETF Trust 135

PGIM S&P 500 Buffer 20 ETF - October

Schedule of Investments (continued)

as of October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$228,294	$—	$—
Options Purchased	—	21,176,397	—

Total	$228,294	$21,176,397	$—

Liabilities
Options Written	$—	$(1,157,583)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Options Purchased	104.9%
Affiliated Mutual Fund	1.1

106.0
Options Written	(5.7)
Liabilities in excess of other assets	(0.3)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$21,176,397	Options written outstanding, at value	$1,157,583

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$945,071	$(125,812)

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$323,286	$(173,829)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - October

Schedule of Investments (continued)

as of October 31, 2025

For the year ended October 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$10,222,083
Options Written (2)	32,560

*	Average volume is based on average quarter end balances for the year ended October 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 137

PGIM S&P 500 Buffer 20 ETF - October

Statement of Assets & Liabilities

as of October 31, 2025

Assets
Investments at value:
Unaffiliated investments (cost $20,844,502)	$21,176,397
Affiliated investments (cost $228,294)	228,294
Receivable for Fund shares sold	288,514
Receivable for investments sold	19,040
Dividends receivable	590

Total Assets	21,712,835

Liabilities
Options written outstanding, at value (premiums received $970,975)	1,157,583
Payable for investments purchased	351,495
Management fee payable	7,178

Total Liabilities	1,516,256

Net Assets	$20,196,579

Net assets were comprised of:
Common stock, at par	$700
Paid-in capital in excess of par	20,596,114
Total distributable earnings (loss)	(400,235)

Net assets, October 31, 2025	$20,196,579

Net asset value, offering price and redemption price per share, ($20,196,579 ÷ 700,001 shares of common stock issued and outstanding)	$28.85

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - October

Statement of Operations

Year Ended October 31, 2025

Net Investment Income (Loss)
Affiliated dividend income	$3,765

Expenses
Management fee	43,595
Less: Fee waiver and/or expense reimbursement	(5,138)

Net expenses	38,457

Net investment income (loss)	(34,692)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(346,204)
In-kind redemptions	1,503,352
Options written transactions	(337,889)

819,259

Net change in unrealized appreciation (depreciation) on:
Investments	323,286
Options written	(173,829)

149,457

Net gain (loss) on investment transactions	968,716

Net Increase (Decrease) In Net Assets Resulting From Operations	$934,024

See Notes to Financial Statements.

PGIM Rock ETF Trust 139

PGIM S&P 500 Buffer 20 ETF - October

Statements of Changes in Net Assets

	Year Ended October 31, 2025	May 16, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$(34,692)	$(4,044)

Net realized gain (loss) on investment and in-kind redemptions transactions	819,259	67,757

Net change in unrealized appreciation (depreciation) on investments	149,457	(4,170)

Net increase (decrease) in net assets resulting from operations	934,024	59,543

Fund share transactions

Net proceeds from shares sold (810,000 and 310,001 shares, respectively)	23,003,841	8,012,516

Shares redeemed in-kind (340,000 and 70,000 shares, respectively)	(9,720,232)	(1,826,149)

Cost of shares purchased (10,000 and 0 shares, respectively)	(266,964)	—

Net increase (decrease) in net assets from Fund share transactions	13,016,645	6,186,367

Total increase (decrease)	13,950,669	6,245,910

Net Assets:

Beginning of period	6,245,910	—

End of period	$20,196,579	$6,245,910

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - October

Financial Highlights

	Year Ended October 31, 2025	May 16, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.02	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.11)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	2.94	1.07
Total from investment operations	2.83	1.02
Net asset value, end of period	$28.85	$26.02
Total Return(c):	10.86%	4.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$20,197	$6,246
Average net assets (000)	$8,718	$2,320
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.44%	0.43%(e)
Expenses before waivers and/or expense reimbursement	0.50%	0.50%(e)
Net investment income (loss)	(0.40)%	(0.38)%(e)
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 141

PGIM S&P 500 Buffer 12 ETF - November

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 104.6%

AFFILIATED MUTUAL FUND 0.3%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%)
(cost $21,459)(wb)	21,459	$21,459

OPTIONS PURCHASED*~ 104.3%
(cost $8,802,275)		8,801,768

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.6%
(cost $8,823,734)		8,823,227

OPTIONS WRITTEN*~ (5.1)%
(premiums received $424,937)		(425,444)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 99.5%
(cost $8,398,797)		8,397,783
Other assets in excess of liabilities 0.5%		40,342

NET ASSETS 100.0%		$8,438,125

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	10/30/26	$ 6.82	124	12	$8,319,656
SPDR S&P 500 ETF Trust	Put	10/30/26	$682.06	124	12	482,112

Total Options Purchased (cost $8,802,275)						$8,801,768

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	10/30/26	$786.62	124	12	$(171,740)
SPDR S&P 500 ETF Trust	Put	10/30/26	$600.21	124	12	(253,704)

Total Options Written (premiums received $424,937)						$(425,444)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - November

Schedule of Investments (continued)

as of October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$21,459	$—	$—
Options Purchased	—	8,801,768	—

Total	$21,459	$8,801,768	$—

Liabilities
Options Written	$—	$(425,444)	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2025 were as follows:

Options Purchased	104.3%
Affiliated Mutual Fund	0.3

104.6
Options Written	(5.1)
Other assets in excess of liabilities	0.5

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$8,801,768	Options written outstanding, at value	$425,444

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$885,515	$(208,817)

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$(319)	$(316)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 143

PGIM S&P 500 Buffer 12 ETF - November

Schedule of Investments (continued)

as of October 31, 2025

For the year ended October 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$5,279,032
Options Written (2)	16,840

*	Average volume is based on average quarter end balances for the year ended October 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - November

Statement of Assets & Liabilities

as of October 31, 2025

Assets

Investments at value:
Unaffiliated investments (cost $8,802,275)	$8,801,768
Affiliated investments (cost $21,459)	21,459
Receivable for investments sold	9,285,384
Dividends receivable	105

Total Assets	18,108,716

Liabilities

Payable for investments purchased	9,241,518

Options written outstanding, at value (premiums received $424,937)	425,444
Management fee payable	3,629

Total Liabilities	9,670,591

Net Assets	$8,438,125

Net assets were comprised of:
Common stock, at par	$280
Paid-in capital in excess of par	9,048,418
Total distributable earnings (loss)	(610,573)

Net assets, October 31, 2025	$8,438,125

Net asset value, offering price and redemption price per share, ($8,438,125 ÷ 280,001 shares of common stock issued and outstanding)	$30.14

See Notes to Financial Statements.

PGIM Rock ETF Trust 145

PGIM S&P 500 Buffer 12 ETF - November

Statement of Operations

Year Ended October 31, 2025

Net Investment Income (Loss)

Affiliated dividend income	$2,816

Expenses
Management fee	26,491
Less: Fee waiver and/or expense reimbursement	(5,001)

Net expenses	21,490

Net investment income (loss)	(18,674)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(250,640)
In-kind redemptions	1,200,332
Options written transactions	(272,994)

676,698

Net change in unrealized appreciation (depreciation) on:
Investments	(319)
Options written	(316)

(635)

Net gain (loss) on investment transactions	676,063

Net Increase (Decrease) In Net Assets Resulting From Operations	$657,389

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - November

Statements of Changes in Net Assets

	Year Ended October 31, 2025	May 21, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(18,674)	$(3,144)
Net realized gain (loss) on investment and in-kind redemptions transactions	676,698	127,737
Net change in unrealized appreciation (depreciation) on investments	(635)	(379)

Net increase (decrease) in net assets resulting from operations	657,389	124,214

Fund share transactions
Net proceeds from shares sold (460,000 and 200,001 shares, respectively)	13,559,980	5,185,905
Shares redeemed in-kind (280,000 and 100,000 shares, respectively)	(8,434,379)	(2,654,984)

Net increase (decrease) in net assets from Fund share transactions	5,125,601	2,530,921

Total increase (decrease)	5,782,990	2,655,135

Net Assets:
Beginning of period	2,655,135	—

End of period	$8,438,125	$2,655,135

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 147

PGIM S&P 500 Buffer 12 ETF - November

Financial Highlights

	Year Ended October 31, 2025	May 21, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.55	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.10)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	3.69	1.59
Total from investment operations	3.59	1.55
Net asset value, end of period	$30.14	$26.55
Total Return(c):	13.49%	6.22%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,438	$2,655
Average net assets (000)	$5,298	$2,127
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.41%	0.43	%(e)
Expenses before waivers and/or expense reimbursement	0.50%	0.50	%(e)
Net investment income (loss)	(0.35)%	(0.33	)%(e)
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - November

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 105.4%

AFFILIATED MUTUAL FUND 0.7%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%)
(cost $93,179)(wb)	93,179	$93,179

OPTIONS PURCHASED*~ 104.7%
(cost $13,700,315)		13,699,526

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 105.4%
(cost $13,793,494)		13,792,705

OPTIONS WRITTEN*~ (5.1)%
(premiums received $661,394)		(662,183)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.3%
(cost $13,132,100)		13,130,522
Liabilities in excess of other assets (0.3)%		(39,289)

NET ASSETS 100.0%		$13,091,233

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	10/30/26	$6.82	193	19	$12,949,142
SPDR S&P 500 ETF Trust	Put	10/30/26	$682.06	193	19	750,384

Total Options Purchased (cost $13,700,315)						$13,699,526

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	10/30/26	$760.29	193	19	$(410,704)
SPDR S&P 500 ETF Trust	Put	10/30/26	$545.65	193	19	(251,479)

Total Options Written (premiums received $661,394)						$(662,183)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Rock ETF Trust 149

PGIM S&P 500 Buffer 20 ETF - November

Schedule of Investments (continued)

as of October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$93,179	$—	$—
Options Purchased	—	13,699,526	—

Total	$93,179	$13,699,526	$—

Liabilities
Options Written	$—	$(662,183)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Options Purchased	104.7%
Affiliated Mutual Fund	0.7

105.4
Options Written	(5.1)
Liabilities in excess of other assets	(0.3)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$13,699,526	Options written outstanding, at value	$662,183

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts.	$1,235,019	$(423,803)

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$(621)	$(619)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - November

Schedule of Investments (continued)

as of October 31, 2025

For the year ended October 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$8,292,625
Options Written (2)	26,360

*	Average volume is based on average quarter end balances for the year ended October 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 151

PGIM S&P 500 Buffer 20 ETF - November

Statement of Assets & Liabilities

as of October 31, 2025

Assets

Investments at value:
Unaffiliated investments (cost $13,700,315)	$13,699,526
Affiliated investments (cost $93,179)	93,179
Receivable for investments sold	11,889,136
Receivable for Fund shares sold	2,618,510
Dividends receivable	289

Total Assets	28,300,640

Liabilities

Payable for investments purchased	14,542,931
Options written outstanding, at value (premiums received $661,394)	662,183
Management fee payable	4,293

Total Liabilities	15,209,407

Net Assets	$13,091,233

Net assets were comprised of:
Common stock, at par	$450
Paid-in capital in excess of par	14,167,036
Total distributable earnings (loss)	(1,076,253)

Net assets, October 31, 2025	$13,091,233

Net asset value, offering price and redemption price per share, ($13,091,233 ÷ 450,001 shares of common stock issued and outstanding)	$29.09

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - November

Statement of Operations

Year Ended October 31, 2025

Net Investment Income (Loss)
Affiliated dividend income	$3,653

Expenses
Management fee	41,768
Less: Fee waiver and/or expense reimbursement	(7,508)

Net expenses	34,260

Net investment income (loss)	(30,607)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(392,021)
In-kind redemptions	1,697,820
Options written transactions	(494,583)

811,216

Net change in unrealized appreciation (depreciation) on:
Investments	(621)
Options written	(619)

(1,240)

Net gain (loss) on investment transactions	809,976

Net Increase (Decrease) In Net Assets Resulting From Operations	$779,369

See Notes to Financial Statements.

PGIM Rock ETF Trust 153

PGIM S&P 500 Buffer 20 ETF - November

Statements of Changes in Net Assets

	Year Ended October 31, 2025	May 21, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(30,607)	$(10,354)
Net realized gain (loss) on investment and in-kind redemptions transactions	811,216	321,224
Net change in unrealized appreciation (depreciation) on investments	(1,240)	(338)

Net increase (decrease) in net assets resulting from operations	779,369	310,532

Fund share transactions
Net proceeds from shares sold (720,000 and 540,001 shares, respectively)	20,388,306	13,899,513
Shares redeemed in-kind (360,000 and 270,000 shares, respectively)	(10,444,847)	(7,104,029)
Cost of shares purchased (0 and 180,000 shares, respectively)	—	(4,737,611)

Net increase (decrease) in net assets from Fund share transactions	9,943,459	2,057,873

Total increase (decrease)	10,722,828	2,368,405

Net Assets:
Beginning of period	2,368,405	—

End of period	$13,091,233	$2,368,405

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - November

Financial Highlights

	Year Ended October 31,2025	May 21, 2024(a) through October 31,2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.32	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.10)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	2.87	1.36
Total from investment operations	2.77	1.32
Net asset value, end of period	$29.09	$26.32
Total Return(c):	10.54%	5.28%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13,091	$2,368
Average net assets (000)	$8,385	$5,986
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.41%	0.45	%(e)
Expenses before waivers and/or expense reimbursement	0.50%	0.50	%(e)
Net investment income (loss)	(0.37)%	(0.39	)%(e)
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 155

PGIM S&P 500 Buffer 12 ETF - December

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 101.6%

AFFILIATED MUTUAL FUND 0.6%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%) (cost $59,152)(wb)	59,152	$59,152

OPTIONS PURCHASED*~ 101.0% (cost $9,200,613)		9,951,721

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.6% (cost $9,259,765)		10,010,873

OPTIONS WRITTEN*~ (1.6)% (premiums received $236,991)		(155,602)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $9,022,774)		9,855,271
Liabilities in excess of other assets (0.0)%		(3,755)

NET ASSETS 100.0%		$9,851,516

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	11/28/25	$ 6.03	147	15	$9,940,078
SPDR S&P 500 ETF Trust	Put	11/28/25	$602.55	147	15	11,643

Total Options Purchased (cost $9,200,613)						$9,951,721

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	11/28/25	$685.16	147	15	$(152,280)
SPDR S&P 500 ETF Trust	Put	11/28/25	$530.24	147	15	(3,322)

Total Options Written (premiums received $236,991)						$(155,602)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - December

Schedule of Investments (continued)

as of October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$59,152	$—	$—
Options Purchased	—	9,951,721	—

Total	$59,152	$9,951,721	$—

Liabilities
Options Written	$—	$(155,602)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Options Purchased	101.0%
Affiliated Mutual Fund	0.6

101.6
Options Written	(1.6)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$9,951,721	Options written outstanding, at value	$155,602

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts.	$704,100	$(247,195)

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$469,994	$95,877

(3) Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 157

PGIM S&P 500 Buffer 12 ETF - December

Schedule of Investments (continued)

as of October 31, 2025

For the year ended October 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$7,565,571
Options Written (2)	25,040

*	Average volume is based on average quarter end balances for the year ended October 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - December

Statement of Assets & Liabilities

as of October 31, 2025

Assets

Investments at value:
Unaffiliated investments (cost $9,200,613)	$9,951,721
Affiliated investments (cost $59,152)	59,152
Dividends receivable	242

Total Assets	10,011,115

Liabilities

Options written outstanding, at value (premiums received $236,991)	155,602
Management fee payable	3,997

Total Liabilities	159,599

Net Assets	$9,851,516

Net assets were comprised of:
Common stock, at par	$330
Paid-in capital in excess of par	9,041,241
Total distributable earnings (loss)	809,945

Net assets, October 31, 2025	$9,851,516

Net asset value, offering price and redemption price per share, ($9,851,516 ÷ 330,001 shares of common stock issued and outstanding)	$29.85

See Notes to Financial Statements.

PGIM Rock ETF Trust 159

PGIM S&P 500 Buffer 12 ETF - December

Statement of Operations

Year Ended October 31, 2025

Net Investment Income (Loss)

Affiliated dividend income	$3,441

Expenses
Management fee	35,875
Less: Fee waiver and/or expense reimbursement	(7,432)

Net expenses	28,443

Net investment income (loss)	(25,002)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	104,292
In-kind redemptions	523,547
Options written transactions	(170,934)

456,905

Net change in unrealized appreciation (depreciation) on:
Investments	469,994
Options written	95,877

565,871

Net gain (loss) on investment transactions	1,022,776

Net Increase (Decrease) In Net Assets Resulting From Operations	$997,774

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - December

Statements of Changes in Net Assets

	Year Ended October 31, 2025	May 23, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$ (25,002)	$ (9,771)
Net realized gain (loss) on investment and in-kind redemptions transactions	456,905	—
Net change in unrealized appreciation (depreciation) on investments	565,871	266,626

Net increase (decrease) in net assets resulting from operations	997,774	256,855

Fund share transactions
Net proceeds from shares sold (280,000 and 270,001 shares, respectively)	7,665,073	6,861,542
Shares redeemed in-kind (220,000 and 0 shares, respectively)	(5,929,728)	—

Net increase (decrease) in net assets from Fund share transactions	1,735,345	6,861,542

Total increase (decrease)	2,733,119	7,118,397

Net Assets:

Beginning of period	7,118,397	—

End of period	$ 9,851,516	$ 7,118,397

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 161

PGIM S&P 500 Buffer 12 ETF - December

Financial Highlights

	Year Ended October 31,2025	May 23, 2024(a) through October 31,2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.36	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.10)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	3.59	1.41
Total from investment operations	3.49	1.36
Net asset value, end of period	$29.85	$26.36
Total Return(c):	13.23%	5.46%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,852	$7,118
Average net assets (000)	$7,175	$5,488
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.40%	0.45	%(e)
Expenses before waivers and/or expense reimbursement	0.50%	0.50	%(e)
Net investment income (loss)	(0.35)%	(0.40	)%(e)
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - December

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 103.3%

AFFILIATED MUTUAL FUND 0.5%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%) (cost $124,767)(wb)	124,767	$124,767

OPTIONS PURCHASED*~ 102.8% (cost $22,623,381)		24,439,260

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.3% (cost $22,748,148)		24,564,027

OPTIONS WRITTEN*~ (3.3)% (premiums received $507,593)		(789,157)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $22,240,555)		23,774,870
Liabilities in excess of other assets (0.0)%		(9,527)

NET ASSETS 100.0%		$23,765,343

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	11/28/25	$6.03	361	36	$24,410,669
SPDR S&P 500 ETF Trust	Put	11/28/25	$602.55	361	36	28,591

Total Options Purchased (cost $22,623,381)						$24,439,260

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	11/28/25	$668.71	361	36	$(785,312)
SPDR S&P 500 ETF Trust	Put	11/28/25	$482.04	361	36	(3,845)

Total Options Written (premiums received $507,593)						$(789,157)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Rock ETF Trust 163

PGIM S&P 500 Buffer 20 ETF - December

Schedule of Investments (continued)

as of October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$124,767	$—	$—
Options Purchased	—	24,439,260	—

Total	$124,767	$24,439,260	$—

Liabilities
Options Written	$—	$(789,157)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Options Purchased	102.8%
Affiliated Mutual Fund	0.5

103.3
Options Written	(3.3)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$24,439,260	Options written outstanding, at value	$789,157

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$1,480,477	$87,028

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$1,675,848	$(246,844)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - December

Schedule of Investments (continued)

as of October 31, 2025

For the year ended October 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$18,466,519
Options Written (2)	60,200

*	Average volume is based on average quarter end balances for the year ended October 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 165

PGIM S&P 500 Buffer 20 ETF - December

Statement of Assets & Liabilities

as of October 31, 2025

Assets

Investments at value:
Unaffiliated investments (cost $22,623,381)	$24,439,260
Affiliated investments (cost $124,767)	124,767
Dividends receivable	472

Total Assets	24,564,499

Liabilities

Options written outstanding, at value (premiums received $507,593)	789,157
Management fee payable	9,999

Total Liabilities	799,156

Net Assets	$23,765,343

Net assets were comprised of:
Common stock, at par	$820
Paid-in capital in excess of par	22,474,254
Total distributable earnings (loss)	1,290,269

Net assets, October 31, 2025	$23,765,343

Net asset value, offering price and redemption price per share, ($23,765,343 ÷ 820,001 shares of common stock issued and outstanding)	$28.98

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - December

Statement of Operations

Year Ended October 31, 2025

Net Investment Income (Loss)
Affiliated dividend income	$7,082

Expenses
Management fee	95,876
Less: Fee waiver and/or expense reimbursement	(5,959)

Net expenses	89,917

Net investment income (loss)	(82,835)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(34,665)
In-kind redemptions	1,805,827
Options written transactions	(203,657)

1,567,505

Net change in unrealized appreciation (depreciation) on:
Investments	1,675,848
Options written	(246,844)

1,429,004

Net gain (loss) on investment transactions	2,996,509

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,913,674

See Notes to Financial Statements.

PGIM Rock ETF Trust 167

PGIM S&P 500 Buffer 20 ETF - December

Statements of Changes in Net Assets

	Year Ended October 31, 2025	May 23, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(82,835)	$(3,564)
Net realized gain (loss) on investment and in-kind redemptions transactions	1,567,505	—
Net change in unrealized appreciation (depreciation) on investments	1,429,004	105,311

Net increase (decrease) in net assets resulting from operations	2,913,674	101,747

Fund share transactions
Net proceeds from shares sold (1,120,000 and 140,001 shares, respectively)	29,164,771	3,560,251
Shares redeemed in-kind (440,000 and 0 shares, respectively)	(11,975,100)	—

Net increase (decrease) in net assets from Fund share transactions	17,189,671	3,560,251

Total increase (decrease)	20,103,345	3,661,998

Net Assets:

Beginning of period	3,661,998	—

End of period	$23,765,343	$3,661,998

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - December

Financial Highlights

	Year Ended October 31, 2025	May 23, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.16	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.12)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	2.94	1.20
Total from investment operations	2.82	1.16
Net asset value, end of period	$28.98	$26.16
Total Return(c):	10.80%	4.63%

Ratios/Supplemental Data:
Net assets, end of period (000)	$23,765	$3,662
Average net assets (000)	$19,177	$2,272
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.47%	0.44	%(e)
Expenses before waivers and/or expense reimbursement	0.50%	0.50	%(e)
Net investment income (loss)	(0.43)%	(0.36	)%(e)
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 169

PGIM Laddered S&P 500 Buffer 12 ETF

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED EXCHANGE-TRADED FUNDS
PGIM S&P 500 Buffer 12 ETF - January*	205,995	$6,591,716
PGIM S&P 500 Buffer 12 ETF - February*	210,856	6,590,895
PGIM S&P 500 Buffer 12 ETF - March*	209,657	6,590,232
PGIM S&P 500 Buffer 12 ETF - April*	225,438	6,590,680
PGIM S&P 500 Buffer 12 ETF - May*	216,648	6,589,609
PGIM S&P 500 Buffer 12 ETF - June*	219,037	6,588,699
PGIM S&P 500 Buffer 12 ETF - July*	216,790	6,589,592
PGIM S&P 500 Buffer 12 ETF - August*	214,596	6,589,685
PGIM S&P 500 Buffer 12 ETF - September*	218,010	6,590,312
PGIM S&P 500 Buffer 12 ETF - October*	219,668	6,594,433
PGIM S&P 500 Buffer 12 ETF - November*	218,740	6,596,105
PGIM S&P 500 Buffer 12 ETF - December*	220,967	6,593,699

TOTAL LONG-TERM INVESTMENTS
(cost $72,439,584)		79,095,657

SHORT-TERM INVESTMENT 0.3%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 4.282%)
(cost $226,952)	226,952	226,952

TOTAL INVESTMENTS 100.2%
(cost $72,666,536)(wa)		79,322,609
Liabilities in excess of other assets (0.2)%		(186,937)

NET ASSETS 100.0%		$79,135,672

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Funds	$79,095,657	$—	$—
Short-Term Investment
Affiliated Mutual Fund	226,952	—	—

Total	$79,322,609	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Affiliated Exchange-Traded Funds	99.9%

See Notes to Financial Statements.

PGIM Laddered S&P 500 Buffer 12 ETF

Schedule of Investments (continued)

as of October 31, 2025

Investment Allocation (continued):

Affiliated Mutual Fund	0.3%

100.2
Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

PGIM Rock ETF Trust 171

PGIM Laddered S&P 500 Buffer 12 ETF

Statement of Assets & Liabilities

as of October 31, 2025

Assets

Investments at value:
Affiliated investments (cost $72,666,536)	$79,322,609
Receivable for Fund shares sold	889,175
Dividends receivable	519

Total Assets	80,212,303

Liabilities

Payable for investments purchased	1,076,631

Net Assets	$79,135,672

Net assets were comprised of:
Common stock, at par	$2,670
Paid-in capital in excess of par	72,472,106
Total distributable earnings (loss)	6,660,896

Net assets, October 31, 2025	$79,135,672

Net asset value, offering price and redemption price per share, ($79,135,672 ÷ 2,670,000 shares of common stock issued and outstanding)	$29.64

See Notes to Financial Statements.

PGIM Laddered S&P 500 Buffer 12 ETF

Statement of Operations

Year Ended October 31, 2025

Net Investment Income (Loss)

Affiliated dividend income	$5,669

Net investment income (loss)	5,669

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net change in unrealized appreciation (depreciation) on investments	5,928,258

Net gain (loss) on investment transactions	5,928,258

Net Increase (Decrease) In Net Assets Resulting From Operations	$5,933,927

See Notes to Financial Statements.

PGIM Rock ETF Trust 173

PGIM Laddered S&P 500 Buffer 12 ETF

Statements of Changes in Net Assets

	Year Ended October 31, 2025	June 11, 2024* through October 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$5,669	$3,628
Net change in unrealized appreciation (depreciation) on investments	5,928,258	727,815

Net increase (decrease) in net assets resulting from operations	5,933,927	731,443

Dividends and Distributions
Distributions from distributable earnings	(4,474)	—

Fund share transactions
Net proceeds from shares sold (150,000 and 280,000 shares, respectively)	4,430,925	7,000,000
Shares sold in-kind (1,580,000 and 660,000 shares, respectively)	44,194,874	16,848,977

Net increase (decrease) in net assets from Fund share transactions	48,625,799	23,848,977

Total increase (decrease)	54,555,252	24,580,420

Net Assets:

Beginning of period	24,580,420	—

End of period	$79,135,672	$24,580,420

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Laddered S&P 500 Buffer 12 ETF

Financial Highlights

	Year Ended October 31,2025		June 11, 2024(a) through October 31,2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.15		$25.00
Income (loss) from investment operations:
Net investment income (loss)	-	(c)	0.01
Net realized and unrealized gain (loss) on investment transactions	3.49		1.14
Total from investment operations	3.49		1.15
Less Dividends and Distributions:
Dividends from net investment income	(-	)(c)	-
Net asset value, end of period	$29.64		$26.15
Total Return(d):	13.37%		4.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$79,136		$24,580
Average net assets (000)	$42,308		$18,568
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	-%		-%
Expenses before waivers and/or expense reimbursement	-%		-%
Net investment income (loss)	0.01%		0.05	%(f)
Portfolio turnover rate(g)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 175

PGIM Laddered S&P 500 Buffer 20 ETF

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED EXCHANGE-TRADED FUNDS
PGIM S&P 500 Buffer 20 ETF - January*	191,891	$5,826,214
PGIM S&P 500 Buffer 20 ETF - February*	194,658	5,823,077
PGIM S&P 500 Buffer 20 ETF - March*	194,045	5,821,835
PGIM S&P 500 Buffer 20 ETF - April*	203,896	5,825,268
PGIM S&P 500 Buffer 20 ETF - May*	196,637	5,824,113
PGIM S&P 500 Buffer 20 ETF - June*	197,179	5,818,930
PGIM S&P 500 Buffer 20 ETF - July*	196,706	5,818,209
PGIM S&P 500 Buffer 20 ETF - August*	196,501	5,815,762
PGIM S&P 500 Buffer 20 ETF - September*	199,899	5,823,058
PGIM S&P 500 Buffer 20 ETF - October*	201,394	5,813,580
PGIM S&P 500 Buffer 20 ETF - November*	200,542	5,835,772
PGIM S&P 500 Buffer 20 ETF - December*	201,049	5,827,566

TOTAL LONG-TERM INVESTMENTS
(cost $65,091,933)		69,873,384

SHORT-TERM INVESTMENT 0.6%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 4.282%)
(cost $435,058)	435,058	435,058

TOTAL INVESTMENTS 100.5%
(cost $65,526,991)(wa)		70,308,442
Liabilities in excess of other assets (0.5)%		(364,522)

NET ASSETS 100.0%		$69,943,920

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Funds	$69,873,384	$—	$—
Short-Term Investment
Affiliated Mutual Fund	435,058	—	—

Total	$70,308,442	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Affiliated Exchange-Traded Funds               99.9%

See Notes to Financial Statements.

PGIM Laddered S&P 500 Buffer 20 ETF

Schedule of Investments (continued)

as of October 31, 2025

Investment Allocation (continued):

Affiliated Mutual Fund	0.6%

100.5
Liabilities in excess of other assets	(0.5)

100.0%

See Notes to Financial Statements.

PGIM Rock ETF Trust 177

PGIM Laddered S&P 500 Buffer 20 ETF

Statement of Assets & Liabilities

as of October 31, 2025

Assets
Investments at value:
Affiliated investments (cost $65,526,991)	$70,308,442
Dividends receivable	889

Total Assets	70,309,331

Liabilities
Payable for investments purchased	365,411

Net Assets	$69,943,920

Net assets were comprised of:
Common stock, at par	$2,430
Paid-in capital in excess of par	65,153,787
Total distributable earnings (loss)	4,787,703

Net assets, October 31, 2025	$69,943,920

Net asset value, offering price and redemption price per share,
($69,943,920 ÷ 2,430,000 shares of common stock issued and outstanding)	$28.78

See Notes to Financial Statements.

PGIM Laddered S&P 500 Buffer 20 ETF

Statement of Operations

Year Ended October 31, 2025

Net Investment Income (Loss)
Affiliated dividend income	$7,143

Net investment income (loss)	7,143

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on in-kind redemptions investment transactions	532,647
Net change in unrealized appreciation (depreciation) on investments	4,254,507

Net gain (loss) on investment transactions	4,787,154

Net Increase (Decrease) In Net Assets Resulting From Operations	$4,794,297

See Notes to Financial Statements.

PGIM Rock ETF Trust 179

PGIM Laddered S&P 500 Buffer 20 ETF

Statements of Changes in Net Assets

	Year Ended October 31, 2025	June 11, 2024* through October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,143	$3,511
Net realized gain (loss) on investment and in-kind redemptions transactions	532,647	—
Net change in unrealized appreciation (depreciation) on investments	4,254,507	526,944

Net increase (decrease) in net assets resulting from operations	4,794,297	530,455

Dividends and Distributions
Distributions from distributable earnings	(4,402)	—

Fund share transactions
Net proceeds from shares sold (100,000 and 280,000 shares, respectively)	2,867,047	7,000,000
Shares sold in-kind (1,970,000 and 400,000 shares, respectively)	53,151,441	10,147,766
Shares redeemed in-kind (320,000 and 0 shares, respectively)	(8,542,684)	—

Net increase (decrease) in net assets from Fund share transactions	47,475,804	17,147,766

Total increase (decrease)	52,265,699	17,678,221

Net Assets:
Beginning of period	17,678,221	—

End of period	$69,943,920	$17,678,221

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Laddered S&P 500 Buffer 20 ETF

Financial Highlights

	Year Ended October 31, 2025		June 11, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.00		$25.00
Income (loss) from investment operations:
Net investment income (loss)	-	(c)	0.01
Net realized and unrealized gain (loss) on investment transactions	2.78		0.99
Total from investment operations	2.78		1.00
Less Dividends and Distributions:
Dividends from net investment income	(-	)(c)	-
Net asset value, end of period	$28.78		$26.00
Total Return(d):	10.73%		3.99%

Ratios/Supplemental Data:
Net assets, end of period (000)	$69,944		$17,678
Average net assets (000)	$44,803		$14,920
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	-%		-%
Expenses before waivers and/or expense reimbursement	-%		-%
Net investment income (loss)	0.02%		0.06	%(f)
Portfolio turnover rate(g)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 181

PGIM Nasdaq-100 Buffer 12 ETF - January

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 107.7%

AFFILIATED MUTUAL FUND 1.3%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%)
(cost $75,961)(wb)	75,961	$75,961

OPTIONS PURCHASED*~ 106.4%
(cost $5,583,996)		6,376,775

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 107.7%
(cost $5,659,957)		6,452,736

OPTIONS WRITTEN*~ (7.7)%
(premiums received $298,422)		(458,899)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0%
(cost $5,361,535)		5,993,837
Liabilities in excess of other assets (0.0)%		(2,302)

NET ASSETS 100.0%		$5,991,535

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Invesco QQQ ETF Trust	Call	12/31/25	$5.11	102	10	$6,357,401
Invesco QQQ ETF Trust	Put	12/31/25	$511.23	102	10	19,374

Total Options Purchased (cost $5,583,996)						$6,376,775

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Invesco QQQ ETF Trust	Call	12/31/25	$598.55	102	10	$(450,822)
Invesco QQQ ETF Trust	Put	12/31/25	$449.88	102	10	(8,077)

Total Options Written (premiums received $298,422)						$(458,899)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Nasdaq-100 Buffer 12 ETF - January

Schedule of Investments (continued)

as of October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$75,961	$—	$—
Options Purchased	—	6,376,775	—

Total	$75,961	$6,376,775	$—

Liabilities
Options Written	$—	$(458,899)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Options Purchased	106.4%
Affiliated Mutual Fund	1.3

107.7
Options Written	(7.7)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$6,376,775	Options written outstanding, at value	$458,899

The effects of derivative instruments on the Statement of Operations for the period ended October 31, 2025 are as follows:

For the period ended October 31, 2025, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$792,779	$(160,477)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended October 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$4,408,368

See Notes to Financial Statements.

PGIM Rock ETF Trust 183

PGIM Nasdaq-100 Buffer 12 ETF - January

Schedule of Investments (continued)

as of October 31, 2025

Derivative Contract Type	Average Volume of Derivative Activities*
Options Written (2)	$16,300

*	Average volume is based on average quarter end balances for the period ended October 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Nasdaq-100 Buffer 12 ETF - January

Statement of Assets & Liabilities

as of October 31, 2025

Assets
Investments at value:
Unaffiliated investments (cost $5,583,996)	$6,376,775
Affiliated investments (cost $75,961)	75,961
Dividends receivable	105

Total Assets	6,452,841

Liabilities
Options written outstanding, at value (premiums received $298,422)	458,899
Management fee payable	2,407

Total Liabilities	461,306

Net Assets	$5,991,535

Net assets were comprised of:
Common stock, at par	$210
Paid-in capital in excess of par	5,374,324
Total distributable earnings (loss)	617,001

Net assets, October 31, 2025	$5,991,535

Net asset value, offering price and redemption price per share,
($5,991,535 ÷ 210,000 shares of common stock issued and outstanding)	$28.53

See Notes to Financial Statements.

PGIM Rock ETF Trust 185

PGIM Nasdaq-100 Buffer 12 ETF - January

Statement of Operations

For the Period December 27, 2024* through October 31, 2025

Net Investment Income (Loss)
Affiliated dividend income	$2,365

Expenses
Management fee	17,704
Miscellaneous	21

Total expenses	17,725
Less: Fee waiver and/or expense reimbursement	(38)

Net expenses	17,687

Net investment income (loss)	(15,322)

Realized And Unrealized Gain (Loss) On Investments
Net change in unrealized appreciation (depreciation) on:
Investments	792,779
Options written	(160,477)

Net gain (loss) on investment transactions	632,302

Net Increase (Decrease) In Net Assets Resulting From Operations	$616,980

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Nasdaq-100 Buffer 12 ETF - January

Statement of Changes in Net Assets

December 27, 2024* through October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(15,322)
Net change in unrealized appreciation (depreciation) on investments	632,302

Net increase (decrease) in net assets resulting from operations	616,980

Fund share transactions
Net proceeds from shares sold (220,000 shares)	5,628,089
Cost of shares purchased (10,000 shares)	(253,534)

Net increase (decrease) in net assets from Fund share transactions	5,374,555

Total increase (decrease)	5,991,535
Net Assets:
Beginning of period	—

End of period	$5,991,535

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 187

PGIM Nasdaq-100 Buffer 12 ETF - January

Financial Highlights

	December 27, 2024(a) through October 31, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.10)
Net realized and unrealized gain (loss) on investment transactions	3.63
Total from investment operations	3.53
Net asset value, end of period	$28.53
Total Return(c):	14.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,992
Average net assets (000)	$4,196
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.43	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Nasdaq-100 Buffer 12 ETF - April

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 118.9%

AFFILIATED MUTUAL FUND 0.8%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%) (cost $55,454)(wb)	55,454	$55,454

OPTIONS PURCHASED*~ 118.1% (cost $7,040,250)		8,661,657

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 118.9% (cost $7,095,704)		8,717,111

OPTIONS WRITTEN*~ (18.9)% (premiums received $471,052)		(1,382,256)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $6,624,652)		7,334,855
Liabilities in excess of other assets (0.0)%		(2,889)

NET ASSETS 100.0%		$7,331,966

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Invesco QQQ ETF Trust	Call	03/31/26	$ 4.69	138	14	$8,603,704
Invesco QQQ ETF Trust	Put	03/31/26	$468.92	138	14	57,953

Total Options Purchased (cost $7,040,250)						$8,661,657

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Invesco QQQ ETF Trust	Call	03/31/26	$551.22	138	14	$(1,351,370)
Invesco QQQ ETF Trust	Put	03/31/26	$412.65	138	14	(30,886)

Total Options Written (premiums received $471,052)						$(1,382,256)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Rock ETF Trust 189

PGIM Nasdaq-100 Buffer 12 ETF - April

Schedule of Investments (continued)

as of October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$55,454	$—	$—
Options Purchased	—	8,661,657	—

Total	$55,454	$8,661,657	$—

Liabilities
Options Written	$—	$(1,382,256)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Options Purchased	118.1%
Affiliated Mutual Fund	0.8

118.9
Options Written	(18.9)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$8,661,657	Options written outstanding, at value	$1,382,256

The effects of derivative instruments on the Statement of Operations for the period ended October 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$33,545	$58,141

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$1,621,407	$(911,204)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM Nasdaq-100 Buffer 12 ETF - April

Schedule of Investments (continued)

as of October 31, 2025

For the period ended October 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$5,530,940
Options Written (2)	21,900

*	Average volume is based on average quarter end balances for the period ended October 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 191

PGIM Nasdaq-100 Buffer 12 ETF - April

Statement of Assets & Liabilities

as of October 31, 2025

Assets
Investments at value:
Unaffiliated investments (cost $7,040,250)	$8,661,657
Affiliated investments (cost $55,454)	55,454
Dividends receivable	206

Total Assets	8,717,317

Liabilities
Options written outstanding, at value (premiums received $471,052)	1,382,256
Management fee payable	3,095

Total Liabilities	1,385,351

Net Assets	$7,331,966

Net assets were comprised of:
Common stock, at par	$260
Paid-in capital in excess of par	6,653,746
Total distributable earnings (loss)	677,960

Net assets, October 31, 2025	$7,331,966

Net asset value, offering price and redemption price per share, ($7,331,966 ÷ 260,000 shares of common stock issued and outstanding)	$28.20

See Notes to Financial Statements.

PGIM Nasdaq-100 Buffer 12 ETF - April

Statement of Operations

For the Period December 27, 2024* through October 31, 2025

Net Investment Income (Loss)
Affiliated dividend income	$2,305

Expenses
Management fee	22,382
Miscellaneous	21

Total expenses	22,403
Less: Fee waiver and/or expense reimbursement	(38)

Net expenses	22,365

Net investment income (loss)	(20,060)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(84,063)
In-kind redemptions	103,890
Options written transactions	71,859

91,686

Net change in unrealized appreciation (depreciation) on:
Investments	1,621,407
Options written	(911,204)

710,203

Net gain (loss) on investment transactions	801,889

Net Increase (Decrease) In Net Assets Resulting From Operations	$781,829

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 193

PGIM Nasdaq-100 Buffer 12 ETF - April

Statement of Changes in Net Assets

December 27, 2024* through October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(20,060)
Net realized gain (loss) on investment and in-kind redemptions transactions	91,686
Net change in unrealized appreciation (depreciation) on investments	710,203

Net increase (decrease) in net assets resulting from operations	781,829

Fund share transactions
Net proceeds from shares sold (320,000 shares)	8,022,107
Shares redeemed in-kind (60,000 shares)	(1,471,970)

Net increase (decrease) in net assets from Fund share transactions	6,550,137

Total increase (decrease)	7,331,966

Net Assets:
Beginning of period	—

End of period	$7,331,966

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Nasdaq-100 Buffer 12 ETF - April

Financial Highlights

December 27, 2024(a) through October 31,2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.10)
Net realized and unrealized gain (loss) on investment transactions	3.30
Total from investment operations	3.20
Net asset value, end of period	$28.20
Total Return(c):	12.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,332
Average net assets (000)	$5,305
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50%(e)
Expenses before waivers and/or expense reimbursement	0.50%(e)
Net investment income (loss)	(0.45)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 195

PGIM Nasdaq-100 Buffer 12 ETF - July

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 109.2%

AFFILIATED MUTUAL FUND 0.7%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%) (cost $31,157)(wb)	31,157	$31,157

OPTIONS PURCHASED*~ 108.5% (cost $4,859,171)		5,306,973

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 109.2% (cost $4,890,328)		5,338,130

OPTIONS WRITTEN*~ (9.2)% (premiums received $290,318)		(446,586)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $4,600,010)		4,891,544
Liabilities in excess of other assets (0.0)%		(1,834)

NET ASSETS 100.0%		$4,889,710

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Invesco QQQ ETF Trust	Call	06/30/26	$ 5.52	83	8	$5,162,252
Invesco QQQ ETF Trust	Put	06/30/26	$551.64	83	8	144,721

Total Options Purchased (cost $4,859,171)						$5,306,973

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Invesco QQQ ETF Trust	Call	06/30/26	$643.27	83	8	$(372,958)
Invesco QQQ ETF Trust	Put	06/30/26	$485.44	83	8	(73,628)

Total Options Written (premiums received $290,318)						$(446,586)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Nasdaq-100 Buffer 12 ETF - July

Schedule of Investments (continued)

as of October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$31,157	$—	$—
Options Purchased	—	5,306,973	—

Total	$31,157	$5,306,973	$—

Liabilities
Options Written	$—	$(446,586)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Options Purchased	108.5%
Affiliated Mutual Fund	0.7

109.2
Options Written	(9.2)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$5,306,973	Options written outstanding, at value	$446,586

The effects of derivative instruments on the Statement of Operations for the period ended October 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$143,277	$108,374

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$447,802	$(156,268)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 197

PGIM Nasdaq-100 Buffer 12 ETF - July

Schedule of Investments (continued)

as of October 31, 2025

For the period ended October 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$3,507,399
Options Written (2)	12,450

*	Average volume is based on average quarter end balances for the period ended October 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Nasdaq-100 Buffer 12 ETF - July

Statement of Assets & Liabilities

as of October 31, 2025

Assets

Investments at value:
Unaffiliated investments (cost $4,859,171)	$5,306,973
Affiliated investments (cost $31,157)	31,157
Dividends receivable	130

Total Assets	5,338,260

Liabilities

Options written outstanding, at value (premiums received $290,318)	446,586
Management fee payable	1,964

Total Liabilities	448,550

Net Assets	$4,889,710

Net assets were comprised of:
Common stock, at par	$170
Paid-in capital in excess of par	4,627,028
Total distributable earnings (loss)	262,512

Net assets, October 31, 2025	$4,889,710

Net asset value, offering price and redemption price per share, ($4,889,710 ÷ 170,000 shares of common stock issued and outstanding)	$28.76

See Notes to Financial Statements.

PGIM Rock ETF Trust 199

PGIM Nasdaq-100 Buffer 12 ETF - July

Statement of Operations

For the Period December 27, 2024* through October 31, 2025

Net Investment Income (Loss)

Affiliated dividend income	$2,107

Expenses
Management fee	13,330
Miscellaneous	22

Total expenses	13,352
Less: Fee waiver and/or expense reimbursement	(38)

Net expenses	13,314

Net investment income (loss)	(11,207)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(18,254)
In-kind redemptions	269,487
Options written transactions	418

251,651

Net change in unrealized appreciation (depreciation) on:
Investments	447,802
Options written	(156,268)

291,534

Net gain (loss) on investment transactions	543,185

Net Increase (Decrease) In Net Assets Resulting From Operations	$531,978

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Nasdaq-100 Buffer 12 ETF - July

Statement of Changes in Net Asset

December 27, 2024* through October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(11,207)
Net realized gain (loss) on investment and in-kind redemptions transactions	251,651
Net change in unrealized appreciation (depreciation) on investments	291,534

Net increase (decrease) in net assets resulting from operations	531,978

Fund share transactions
Net proceeds from shares sold (280,000 shares)	7,260,986
Shares redeemed in-kind (110,000 shares)	(2,903,254)

Net increase (decrease) in net assets from Fund share transactions	4,357,732

Total increase (decrease)	4,889,710

Net Assets:
Beginning of period	—

End of period	$4,889,710

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 201

PGIM Nasdaq-100 Buffer 12 ETF - July

Financial Highlights

	December 27, 2024(a) through October 31, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.09)
Net realized and unrealized gain (loss) on investment transactions	3.85
Total from investment operations	3.76
Net asset value, end of period	$28.76
Total Return(c):	15.05%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,890
Average net assets (000)	$3,159
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.42	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Nasdaq-100 Buffer 12 ETF - October

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 108.0%

AFFILIATED MUTUAL FUND 1.1%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%) (cost $82,473)(wb)	82,473	$82,473

OPTIONS PURCHASED*~ 106.9% (cost $7,736,665)		7,933,184

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 108.0% (cost $7,819,138)		8,015,657

OPTIONS WRITTEN*~ (8.0)% (premiums received $491,849)		(594,773)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $7,327,289)		7,420,884
Liabilities in excess of other assets (0.0)%		(1,935)

NET ASSETS 100.0%		$7,418,949

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Invesco QQQ ETF Trust	Call	09/30/26	$ 6.00	121	12	$7,517,951
Invesco QQQ ETF Trust	Put	09/30/26	$600.37	121	12	415,233

Total Options Purchased (cost $7,736,665)						$7,933,184

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Invesco QQQ ETF Trust	Call	09/30/26	$697.93	121	12	$(373,126)
Invesco QQQ ETF Trust	Put	09/30/26	$528.33	121	12	(221,647)

Total Options Written (premiums received $491,849)						$(594,773)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Rock ETF Trust 203

PGIM Nasdaq-100 Buffer 12 ETF - October

Schedule of Investments (continued)

as of October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$82,473	$—	$—
Options Purchased	—	7,933,184	—

Total	$82,473	$7,933,184	$—

Liabilities
Options Written	$—	$(594,773)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Options Purchased	106.9%
Affiliated Mutual Fund	1.1

108.0
Options Written	(8.0)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$7,933,184	Options written outstanding, at value	$594,773

The effects of derivative instruments on the Statement of Operations for the period ended October 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$360,720	$35,248

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$196,519	$(102,924)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM Nasdaq-100 Buffer 12 ETF - October

Schedule of Investments (continued)

as of October 31, 2025

For the period ended October 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$4,136,904
Options Written (2)	14,300

*	Average volume is based on average quarter end balances for the period ended October 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 205

PGIM Nasdaq-100 Buffer 12 ETF - October

Statement of Assets & Liabilities

as of October 31, 2025

Assets
Investments at value:
Unaffiliated investments (cost $7,736,665)	$7,933,184
Affiliated investments (cost $82,473)	82,473
Dividends receivable	200

Total Assets	8,015,857

Liabilities
Options written outstanding, at value (premiums received $491,849)	594,773
Management fee payable	2,135

Total Liabilities	596,908

Net Assets	$7,418,949

Net assets were comprised of:
Common stock, at par	$260
Paid-in capital in excess of par	7,567,512
Total distributable earnings (loss)	(148,823)

Net assets, October 31, 2025	$7,418,949

Net asset value, offering price and redemption price per share, ($7,418,949 ÷ 260,000 shares of common stock issued and outstanding)	$28.53

See Notes to Financial Statements.

PGIM Nasdaq-100 Buffer 12 ETF - October

Statement of Operations

For the Period December 27, 2024* through October 31, 2025

Net Investment Income (Loss)
Affiliated dividend income	$2,595

Expenses
Management fee	13,354
Miscellaneous	22

Total expenses	13,376

Less: Fee waiver and/or expense reimbursement	(38)

Net expenses	13,338

Net investment income (loss)	(10,743)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(184,020)
In-kind redemptions	669,227
Options written transactions	(89,239)

395,968

Net change in unrealized appreciation (depreciation) on:
Investments	196,519
Options written	(102,924)

93,595

Net gain (loss) on investment transactions	489,563

Net Increase (Decrease) In Net Assets Resulting From Operations	$478,820

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 207

PGIM Nasdaq-100 Buffer 12 ETF - October

Statements of Changes in Net Assets

December 27, 2024* through October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(10,743)
Net realized gain (loss) on investment and in-kind redemptions transactions	395,968
Net change in unrealized appreciation (depreciation) on investments	93,595

Net increase (decrease) in net assets resulting from operations	478,820

Fund share transactions
Net proceeds from shares sold (410,000 shares)	11,098,836
Shares redeemed in-kind (150,000 shares)	(4,158,707)

Net increase (decrease) in net assets from Fund share transactions	6,940,129

Total increase (decrease)	7,418,949

Net Assets:

Beginning of period	—

End of period	$7,418,949

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Nasdaq-100 Buffer 12 ETF - October

Financial Highlights

	December 27, 2024(a) through October 31, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.09)
Net realized and unrealized gain (loss) on investment transactions	3.62
Total from investment operations	3.53
Net asset value, end of period	$28.53
Total Return(c):	14.13%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,419
Average net assets (000)	$3,165
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.40	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 209

PGIM Laddered Nasdaq-100 Buffer 12 ETF

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED EXCHANGE-TRADED FUNDS
PGIM Nasdaq-100 Buffer 12 ETF - January*	132,204	$3,771,119
PGIM Nasdaq-100 Buffer 12 ETF - April*	133,303	3,757,145
PGIM Nasdaq-100 Buffer 12 ETF - July*	131,240	3,772,494
PGIM Nasdaq-100 Buffer 12 ETF - October*	132,585	3,783,313

TOTAL LONG-TERM INVESTMENTS
(cost $13,659,033)		15,084,071

SHORT-TERM INVESTMENT 0.1%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 4.282%)
(cost $15,495)	15,495	15,495

TOTAL INVESTMENTS 100.0%
(cost $13,674,528)(wa)		15,099,566
Other assets in excess of liabilities 0.0%		308

NET ASSETS 100.0%		$15,099,874

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Funds	$15,084,071	$—	$—
Short-Term Investment
Affiliated Mutual Fund	15,495	—	—

Total	$15,099,566	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2025 were as follows:

Affiliated Exchange-Traded Funds	99.9%
Affiliated Mutual Fund	0.1

100.0
Other assets in excess of liabilities	0.0 *

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Laddered Nasdaq-100 Buffer 12 ETF

Statement of Assets & Liabilities

as of October 31, 2025

Assets
Investments at value:
Affiliated investments (cost $13,674,528)	$15,099,566
Dividends receivable	308

Total Assets	15,099,874

Net Assets	$15,099,874

Net assets were comprised of:
Common stock, at par	$530
Paid-in capital in excess of par	13,671,402
Total distributable earnings (loss)	1,427,942

Net assets, October 31, 2025	$15,099,874

Net asset value, offering price and redemption price per share, ($15,099,874 ÷ 530,000 shares of common stock issued and outstanding)	$28.49

See Notes to Financial Statements.

PGIM Rock ETF Trust 211

PGIM Laddered Nasdaq-100 Buffer 12 ETF

Statement of Operations

For the Period December 27, 2024* through October 31, 2025

Net Investment Income (Loss)

Affiliated dividend income	$2,957

Expenses

Miscellaneous	102

Net investment income (loss)	2,855

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	(53)

Net change in unrealized appreciation (depreciation) on investments	1,425,038

Net gain (loss) on investment transactions	1,424,985

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,427,840

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Laddered Nasdaq-100 Buffer 12 ETF

Statement of Changes in Net Assets

December 27, 2024* through October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$2,855
Net realized gain (loss) on investment transactions	(53)
Net change in unrealized appreciation (depreciation) on investments	1,425,038

Net increase (decrease) in net assets resulting from operations	1,427,840

Fund share transactions
Net proceeds from shares sold (320,000 shares)	8,126,749
Shares sold in-kind (220,000 shares)	5,773,453
Shares redeemed in-kind (10,000 shares)	(228,168)

Net increase (decrease) in net assets from Fund share transactions	13,672,034

Total increase (decrease)	15,099,874

Net Assets:

Beginning of period	—

End of period	$15,099,874

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 213

PGIM Laddered Nasdaq-100 Buffer 12 ETF

Financial Highlights

	December 27, 2024(a) through October 31, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	0.01
Net realized and unrealized gain (loss) on investment transactions	3.48
Total from investment operations	3.49
Net asset value, end of period	$28.49
Total Return(c):	13.96%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15,100
Average net assets (000)	$9,737
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	-	%(e)(f)
Expenses before waivers and/or expense reimbursement	-	%(e)(f)
Net investment income (loss)	0.03	%(e)
Portfolio turnover rate(g)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Amount rounds to zero.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - January

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 109.5%

AFFILIATED MUTUAL FUND 1.5%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%)
(cost $37,679)(wb)	37,679	$37,679

OPTIONS PURCHASED*~ 108.0%
(cost $2,281,319)		2,571,326

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 109.5%
(cost $2,318,998)		2,609,005

OPTION WRITTEN*~ (9.5)%
(premiums received $69,931)		(226,920)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.0%
(cost $2,249,067)		2,382,085
Liabilities in excess of other assets (0.0)%		(870)

NET ASSETS 100.0%		$2,381,215

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

SPDR S&P 500 ETF Trust	Call	12/31/25	$5.86	38	4	$2,562,823
SPDR S&P 500 ETF Trust	Put	12/31/25	$586.08	38	4	8,503

Total Options Purchased (cost $2,281,319)						$2,571,326

Option Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	12/31/25	$630.27	38	4	$(226,920)

(premiums received $69,931)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Rock ETF Trust 215

PGIM S&P 500 Max Buffer ETF - January

Schedule of Investments (continued)

as of October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$37,679	$—	$—
Options Purchased	—	2,571,326	—

Total	$37,679	$2,571,326	$—

Liabilities
Option Written	$—	$(226,920)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Options Purchased	108.0%
Affiliated Mutual Fund	1.5

109.5
Option Written	(9.5)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$2,571,326	Options written outstanding, at value	$226,920

The effects of derivative instruments on the Statement of Operations for the period ended October 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$4,451	$4,435

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$290,007	$(156,989)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - January

Schedule of Investments (continued)

as of October 31, 2025

For the period ended October 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$2,400,415
Options Written (2)	4,000

*	Average volume is based on average quarter end balances for the period ended October 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 217

PGIM S&P 500 Max Buffer ETF - January

Statement of Assets & Liabilities

as of October 31, 2025

Assets
Investments at value:
Unaffiliated investments (cost $2,281,319)	$2,571,326
Affiliated investments (cost $37,679)	37,679
Dividends receivable	137

Total Assets	2,609,142

Liabilities
Options written outstanding, at value (premiums received $69,931)	226,920
Management fee payable	1,007

Total Liabilities	227,927

Net Assets	$2,381,215

Net assets were comprised of:
Common stock, at par	$90
Paid-in capital in excess of par	2,255,809
Total distributable earnings (loss)	125,316

Net assets, October 31, 2025	$2,381,215

Net asset value, offering price and redemption price per share,
($2,381,215 ÷ 90,001 shares of common stock issued and outstanding)	$26.46

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - January

Statement of Operations

For the Period December 31, 2024* through October 31, 2025

Net Investment Income (Loss)
Affiliated dividend income	$2,309

Expenses
Management fee	10,011

Net investment income (loss)	(7,702)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on In-kind redemptions	8,886

Net change in unrealized appreciation (depreciation) on:
Investments	290,007
Options written	(156,989)

133,018

Net gain (loss) on investment transactions	141,904

Net Increase (Decrease) In Net Assets Resulting From Operations	$134,202

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 219

PGIM S&P 500 Max Buffer ETF - January

Statement of Changes in Net Assets

December 31, 2024* through October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(7,702)
Net realized gain (loss) on in-kind redemptions	8,886
Net change in unrealized appreciation (depreciation) on investments	133,018

Net increase (decrease) in net assets resulting from operations	134,202

Fund share transactions
Net proceeds from shares sold (100,001 shares)	2,500,905
Shares redeemed in-kind (10,000 shares)	(253,892)

Net increase (decrease) in net assets from Fund share transactions	2,247,013

Total increase (decrease)	2,381,215

Net Assets:
Beginning of period	—

End of period	$2,381,215

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - January

Financial Highlights

	December 31, 2024(a) through October 31, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.08)
Net realized and unrealized gain (loss) on investment transactions	1.54
Total from investment operations	1.46
Net asset value, end of period	$26.46
Total Return(c):	5.83%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,381
Average net assets (000)	$2,404
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.38	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 221

PGIM S&P 500 Max Buffer ETF - February

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 108.2%

AFFILIATED MUTUAL FUND 0.9%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%) (cost $33,559)(wb)	33,559	$33,559

OPTIONS PURCHASED*~ 107.3% (cost $3,566,923)		3,943,995

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 108.2% (cost $3,600,482)		3,977,554

OPTION WRITTEN*~ (8.2)% (premiums received $110,789)		(299,707)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.0% (cost $3,489,693)		3,677,847
Liabilities in excess of other assets (0.0)%		(1,431)

NET ASSETS 100.0%		$3,676,416

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	01/30/26	$6.02	58	6	$3,914,214
SPDR S&P 500 ETF Trust	Put	01/30/26	$601.82	58	6	29,781

Total Options Purchased (cost $3,566,923)						$3,943,995

Option Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	01/30/26	$646.48	58	6	$(299,707)

 (premiums received $110,789)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - February

Schedule of Investments (continued)

as of October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$33,559	$—	$—
Options Purchased	—	3,943,995	—

Total	$33,559	$3,943,995	$—

Liabilities
Option Written	$—	$(299,707)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Options Purchased	107.3%
Affiliated Mutual Fund	0.9

108.2
Option Written	(8.2)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$3,943,995	Options written outstanding, at value	$299,707

The effects of derivative instruments on the Statement of Operations for the period ended October 31, 2025 are as follows:

For the period ended October 31, 2025, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written

Equity contracts	$377,072	$(188,918)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended October 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$3,182,354

See Notes to Financial Statements.

PGIM Rock ETF Trust 223

PGIM S&P 500 Max Buffer ETF - February

Schedule of Investments (continued)

as of October 31, 2025

Derivative Contract Type	Average Volume of Derivative Activities*
Options Written (2)	$ 5,175

*	Average volume is based on average quarter end balances for the period ended October 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - February

Statement of Assets & Liabilities

as of October 31, 2025

Assets

Investments at value:
Unaffiliated investments (cost $3,566,923)	$3,943,995
Affiliated investments (cost $33,559)	33,559
Dividends receivable	125

Total Assets	3,977,679

Liabilities

Options written outstanding, at value (premiums received $110,789)	299,707
Management fee payable	1,556

Total Liabilities	301,263

Net Assets	$3,676,416

Net assets were comprised of:
Common stock, at par	$140
Paid-in capital in excess of par	3,498,917
Total distributable earnings (loss)	177,359

Net assets, October 31, 2025	$3,676,416

Net asset value, offering price and redemption price per share, ($3,676,416 ÷ 140,001 shares of common stock issued and outstanding)	$26.26

See Notes to Financial Statements.

PGIM Rock ETF Trust 225

PGIM S&P 500 Max Buffer ETF - February

Statement of Operations

For the Period January 31, 2025* through October 31, 2025

Net Investment Income (Loss)

Affiliated dividend income	$2,097

Expenses
Management fee	12,892

Net investment income (loss)	(10,795)

Realized And Unrealized Gain (Loss) On Investments
Net change in unrealized appreciation (depreciation) on:
Investments	377,072
Options written	(188,918)

Net gain (loss) on investment transactions	188,154

Net Increase (Decrease) In Net Assets Resulting From Operations	$177,359

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - February

Statement of Changes in Net Assets

January 31, 2025* through October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(10,795)
Net change in unrealized appreciation (depreciation) on investments	188,154

Net increase (decrease) in net assets resulting from operations	177,359

Fund share transactions
Net proceeds from shares sold (140,001 shares)	3,499,057

Total increase (decrease)	3,676,416

Net Assets:
Beginning of period	—

End of period	$3,676,416

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 227

PGIM S&P 500 Max Buffer ETF - February

Financial Highlights

	January 31, 2025(a) through October 31, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.08)
Net realized and unrealized gain (loss) on investment transactions	1.34
Total from investment operations	1.26
Net asset value, end of period	$26.26
Total Return(c):	5.04%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,676
Average net assets (000)	$3,447
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.42	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - March

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 110.4%

AFFILIATED MUTUAL FUND 0.8%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%)
(cost $22,369)(wb)	22,369	$22,369

OPTIONS PURCHASED*~ 109.6%
(cost $2,551,769)		2,861,838

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 110.4%
(cost $2,574,138)		2,884,207

OPTION WRITTEN*~ (10.4)%
(premiums received $77,936)		(271,642)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.0%
(cost $2,496,202)		2,612,565
Liabilities in excess of other assets (0.0)%		(1,023)

NET ASSETS 100.0%		$2,611,542

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

SPDR S&P 500 ETF Trust	Call	02/27/26	$5.94	42	4	$2,835,198
SPDR S&P 500 ETF Trust	Put	02/27/26	$594.18	42	4	26,640

Total Options Purchased (cost $2,551,769)						$2,861,838

Option Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	02/27/26	$636.37	42	4	$(271,642)

(premiums received $77,936)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Rock ETF Trust 229

PGIM S&P 500 Max Buffer ETF - March

Schedule of Investments (continued)

as of October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$22,369	$—	$—
Options Purchased	—	2,861,838	—

Total	$22,369	$2,861,838	$—

Liabilities
Option Written	$—	$(271,642)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Options Purchased	109.6%
Affiliated Mutual Fund	0.8

110.4
Option Written	(10.4)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$2,861,838	Options written outstanding, at value	$271,642

The effects of derivative instruments on the Statement of Operations for the period ended October 31, 2025 are as follows:

For the period ended October 31, 2025, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$310,069	$(193,706)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended October 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$2,468,403

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - March

Schedule of Investments (continued)

as of October 31, 2025

Derivative Contract Type	Average Volume of Derivative Activities*

Options Written (2)	$4,067

*	Average volume is based on average quarter end balances for the period ended October 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 231

PGIM S&P 500 Max Buffer ETF - March

Statement of Assets & Liabilities

as of October 31, 2025

Assets

Investments at value:
Unaffiliated investments (cost $2,551,769)	$2,861,838
Affiliated investments (cost $22,369)	22,369
Dividends receivable	83

Total Assets	2,884,290

Liabilities

Options written outstanding, at value (premiums received $77,936)	271,642
Management fee payable	1,106

Total Liabilities	272,748

Net Assets	$2,611,542

Net assets were comprised of:
Common stock, at par	$100
Paid-in capital in excess of par	2,501,642
Total distributable earnings (loss)	109,800

Net assets, October 31, 2025	$2,611,542

Net asset value, offering price and redemption price per share, ($2,611,542 ÷ 100,001 shares of common stock issued and outstanding)	$26.12

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - March

Statement of Operations

For the Period February 28, 2025* through October 31, 2025

Net Investment Income (Loss)

Affiliated dividend income	$1,517

Expenses
Management fee	8,080

Net investment income (loss)	(6,563)

Realized And Unrealized Gain (Loss) On Investments

Net change in unrealized appreciation (depreciation) on:
Investments	310,069
Options written	(193,706)

Net gain (loss) on investment transactions	116,363

Net Increase (Decrease) In Net Assets Resulting From Operations	$109,800

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 233

PGIM S&P 500 Max Buffer ETF - March

Statements of Changes in Net Assets

February 28, 2025* through October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(6,563)
Net change in unrealized appreciation (depreciation) on investments	116,363

Net increase (decrease) in net assets resulting from operations	109,800

Fund share transactions
Net proceeds from shares sold (100,001 shares)	2,501,742

Total increase (decrease)	2,611,542

Net Assets:
Beginning of period	—

End of period	$2,611,542

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - March

Financial Highlights

	February 28, 2025(a) through October 31,2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.07)
Net realized and unrealized gain (loss) on investment transactions	1.19
Total from investment operations	1.12
Net asset value, end of period	$26.12
Total Return(c):	4.46%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,612
Average net assets (000)	$2,407
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.41	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 235

PGIM S&P 500 Max Buffer ETF - April

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 116.7%

AFFILIATED MUTUAL FUND 2.2%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%)
(cost $57,231)(wb)	57,231	$57,231

OPTIONS PURCHASED*~ 114.5%
(cost $2,522,069)		2,990,399

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 116.7%
(cost $2,579,300)		3,047,630

OPTION WRITTEN*~ (16.7)%
(premiums received $82,740)		(435,109)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.0%
(cost $2,496,560)		2,612,521
Liabilities in excess of other assets (0.0)%		(913)

NET ASSETS 100.0%		$2,611,608

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	03/31/26	$5.59	44	4	$2,965,514
SPDR S&P 500 ETF Trust	Put	03/31/26	$559.39	44	4	24,885

Total Options Purchased (cost $2,522,069)						$2,990,399

Option Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	03/31/26	$600.23	44	4	$(435,109)

(premiums received $82,740)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - April

Schedule of Investments (continued)

as of October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$57,231	$—	$—
Options Purchased	—	2,990,399	—

Total	$57,231	$2,990,399	$—

Liabilities
Option Written	$—	$(435,109)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Options Purchased	114.5%
Affiliated Mutual Fund	2.2

116.7
Option Written	(16.7)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$2,990,399	Options written outstanding, at value	$435,109

The effects of derivative instruments on the Statement of Operations for the period ended October 31, 2025 are as follows:

For the period ended October 31, 2025, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$468,330	$(352,369)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended October 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$2,522,069

See Notes to Financial Statements.

PGIM Rock ETF Trust 237

PGIM S&P 500 Max Buffer ETF - April

Schedule of Investments (continued)

as of October 31, 2025

Derivative Contract Type	Average Volume of Derivative Activities*
Options Written (2)	$ 4,400

*	Average volume is based on average quarter end balances for the period ended October 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - April

Statement of Assets & Liabilities

as of October 31, 2025

Assets
Investments at value:
Unaffiliated investments (cost $2,522,069)	$2,990,399
Affiliated investments (cost $57,231)	57,231
Dividends receivable	207

Total Assets	3,047,837

Liabilities
Options written outstanding, at value (premiums received $82,740)	435,109
Management fee payable	1,120

Total Liabilities	436,229

Net Assets	$2,611,608

Net assets were comprised of:
Common stock, at par	$100
Paid-in capital in excess of par	2,501,269
Total distributable earnings (loss)	110,239

Net assets, October 31, 2025	$2,611,608

Net asset value, offering price and redemption price per share,

($2,611,608 ÷ 100,001 shares of common stock issued and outstanding)	$26.12

See Notes to Financial Statements.

PGIM Rock ETF Trust 239

PGIM S&P 500 Max Buffer ETF - April

Statement of Operations

For the Period March 31, 2025* through October 31, 2025

Net Investment Income (Loss)
Affiliated dividend income	$1,576

Expenses

Management fee	7,298

Net investment income (loss)	(5,722)

Realized And Unrealized Gain (Loss) On Investments
Net change in unrealized appreciation (depreciation) on:
Investments	468,330
Options written	(352,369)

Net gain (loss) on investment transactions	115,961

Net Increase (Decrease) In Net Assets Resulting From Operations	$110,239

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - April

Statement of Changes in Net Assets

March 31, 2025* through October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(5,722)
Net change in unrealized appreciation (depreciation) on investments	115,961

Net increase (decrease) in net assets resulting from operations	110,239

Fund share transactions
Net proceeds from shares sold (100,001 shares)	2,501,369

Total increase (decrease)	2,611,608

Net Assets:
Beginning of period	—

End of period	$2,611,608

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 241

PGIM S&P 500 Max Buffer ETF - April

Financial Highlights

	March 31, 2025(a) through October 31, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.06)
Net realized and unrealized gain (loss) on investment transactions	1.18
Total from investment operations	1.12
Net asset value, end of period	$26.12
Total Return(c):	4.46%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,612
Average net assets (000)	$2,485
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.39	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - May

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 119.0%

AFFILIATED MUTUAL FUND 0.9%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%)
(cost $23,933)(wb)	23,933	$23,933

OPTIONS PURCHASED*~ 118.1%
(cost $2,566,364)		3,063,859

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 119.0%
(cost $2,590,297)		3,087,792

OPTION WRITTEN*~ (19.0)%
(premiums received $93,901)		(491,341)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.0%
(cost $2,496,396)		2,596,451
Liabilities in excess of other assets (0.0)%		(1,012)

NET ASSETS 100.0%		$2,595,439

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

SPDR S&P 500 ETF Trust	Call	04/30/26	$5.55	45	5	$3,034,016
SPDR S&P 500 ETF Trust	Put	04/30/26	$554.54	45	5	29,843

Total Options Purchased (cost $2,566,364)						$3,063,859

Option Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust (premiums received $93,901)	Call	04/30/26	$592.91	45	5	$(491,341)

(premiums received $93,901)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Rock ETF Trust 243

PGIM S&P 500 Max Buffer ETF - May

Schedule of Investments (continued)

as of October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$23,933	$—	$—
Options Purchased	—	3,063,859	—

Total	$23,933	$3,063,859	$—

Liabilities
Option Written	$—	$(491,341)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Options Purchased	118.1%
Affiliated Mutual Fund	0.9

119.0
Option Written	(19.0)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$3,063,859	Options written outstanding, at value	$491,341

The effects of derivative instruments on the Statement of Operations for the period ended October 31, 2025 are as follows:

For the period ended October 31, 2025, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$497,495	$(397,440)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended October 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$2,390,651

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - May

Schedule of Investments (continued)

as of October 31, 2025

Derivative Contract Type	Average Volume of Derivative Activities*
Options Written (2)	$ 4,200

*	Average volume is based on average quarter end balances for the period ended October 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 245

PGIM S&P 500 Max Buffer ETF - May

Statement of Assets & Liabilities

as of October 31, 2025

Assets
Investments at value:
Unaffiliated investments (cost $2,566,364)	$3,063,859
Affiliated investments (cost $23,933)	23,933
Dividends receivable	88

Total Assets	3,087,880

Liabilities
Options written outstanding, at value (premiums received $93,901)	491,341
Management fee payable	1,100

Total Liabilities	492,441

Net Assets	$2,595,439

Net assets were comprised of:
Common stock, at par	$100
Paid-in capital in excess of par	2,500,825
Total distributable earnings (loss)	94,514

Net assets, October 31, 2025	$2,595,439

Net asset value, offering price and redemption price per share,
($2,595,439 ÷ 100,001 shares of common stock issued and outstanding)	$25.95

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - May

Statement of Operations

For the Period April 30, 2025* through October 31, 2025

Net Investment Income (Loss)

Affiliated dividend income	$825

Expenses
Management fee	6,366

Net investment income (loss)	(5,541)

Realized And Unrealized Gain (Loss) On Investments
Net change in unrealized appreciation (depreciation) on:
Investments	497,495
Options written	(397,440)

Net gain (loss) on investment transactions	100,055

Net Increase (Decrease) In Net Assets Resulting From Operations	$94,514

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 247

PGIM S&P 500 Max Buffer ETF - May

Statement of Changes in Net Assets

April 30, 2025* through October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(5,541)
Net change in unrealized appreciation (depreciation) on investments	100,055

Net increase (decrease) in net assets resulting from operations	94,514

Fund share transactions
Net proceeds from shares sold (100,001 shares)	2,500,925

Total increase (decrease)	2,595,439

Net Assets:
Beginning of period	—

End of period	$2,595,439

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - May

Financial Highlights

	April 30, 2025(a) through October 31, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.06)
Net realized and unrealized gain (loss) on investment transactions	1.01
Total from investment operations	0.95
Net asset value, end of period	$25.95
Total Return(c):	3.81%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,595
Average net assets (000)	$2,525
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.44	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 249

PGIM S&P 500 Max Buffer ETF - June

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 112.9%

AFFILIATED MUTUAL FUND 1.3%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%) (cost $39,346)(wb)	39,346	$39,346

OPTIONS PURCHASED*~ 111.6% (cost $3,084,479)		3,466,154

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 112.9% (cost $3,123,825)		3,505,500

OPTION WRITTEN*~ (12.9)% (premiums received $122,374)		(399,029)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.0% (cost $3,001,451)		3,106,471
Liabilities in excess of other assets (0.0)%		(1,172)

NET ASSETS 100.0%		$3,105,299

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	05/29/26	$11.79	51	5	$3,409,291
SPDR S&P 500 ETF Trust	Put	05/29/26	$589.39	51	5	56,863

Total Options Purchased (cost $3,084,479)						$3,466,154

Option Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	05/29/26	$634.77	51	5	$(399,029)

(premiums received $122,374)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - June

Schedule of Investments (continued)

as of October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$39,346	$—	$—
Options Purchased	—	3,466,154	—

Total	$39,346	$3,466,154	$—

Liabilities
Option Written	$—	$(399,029)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Options Purchased	111.6%
Affiliated Mutual Fund	1.3

112.9
Option Written	(12.9)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$3,466,154	Options written outstanding, at value	$399,029

The effects of derivative instruments on the Statement of Operations for the period ended October 31, 2025 are as follows:

For the period ended October 31, 2025, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$381,675	$(276,655)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended October 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$3,084,480

See Notes to Financial Statements.

PGIM Rock ETF Trust 251

PGIM S&P 500 Max Buffer ETF - June

Schedule of Investments (continued)

as of October 31, 2025

Derivative Contract Type	Average Volume of Derivative Activities*

Options Written (2)	$ 5,100

*	Average volume is based on average quarter end balances for the period ended October 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - June

Statement of Assets & Liabilities

as of October 31, 2025

Assets

Investments at value:
Unaffiliated investments (cost $3,084,479)	$3,466,154
Affiliated investments (cost $39,346)	39,346
Dividends receivable	144

Total Assets	3,505,644

Liabilities

Options written outstanding, at value (premiums received $122,374)	399,029
Management fee payable	1,316

Total Liabilities	400,345

Net Assets	$3,105,299

Net assets were comprised of:
Common stock, at par	$120
Paid-in capital in excess of par	3,004,779
Total distributable earnings (loss)	100,400

Net assets, October 31, 2025	$3,105,299

Net asset value, offering price and redemption price per share, ($3,105,299 ÷ 120,001 shares of common stock issued and outstanding)	$25.88

See Notes to Financial Statements.

PGIM Rock ETF Trust 253

PGIM S&P 500 Max Buffer ETF - June

Statement of Operations

For the Period May 30, 2025* through October 31, 2025

Net Investment Income (Loss)

Affiliated dividend income	$1,647

Expenses
Management fee	6,267

Net investment income (loss)	(4,620)

Realized And Unrealized Gain (Loss) On Investments

Net change in unrealized appreciation (depreciation) on:
Investments	381,675
Options written	(276,655)

Net gain (loss) on investment transactions	105,020

Net Increase (Decrease) In Net Assets Resulting From Operations	$100,400

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - June

Statement of Changes in Net Assets

May 30, 2025* through October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(4,620)
Net change in unrealized appreciation (depreciation) on investments	105,020

Net increase (decrease) in net assets resulting from operations	100,400

Fund share transactions
Net proceeds from shares sold (120,001 shares)	3,004,899

Total increase (decrease)	3,105,299

Net Assets:
Beginning of period	—

End of period	$3,105,299

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 255

PGIM S&P 500 Max Buffer ETF - June

Financial Highlights

	May 30, 2025(a) through October 31, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	0.92
Total from investment operations	0.88
Net asset value, end of period	$25.88
Total Return(c):	3.51%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,105
Average net assets (000)	$2,971
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.37	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - July

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 109.4%

AFFILIATED MUTUAL FUND 2.7%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%) (cost $62,820)(wb)	62,820	$62,820

OPTIONS PURCHASED*~ 106.7% (cost $2,281,060)		2,460,181

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 109.4% (cost $2,343,880)		2,523,001

OPTION WRITTEN*~ (9.4)% (premiums received $95,558)		(215,754)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.0% (cost $2,248,322)		2,307,247
Liabilities in excess of other assets (0.0)%		(750)

NET ASSETS 100.0%		$2,306,497

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	06/30/26	$12.36	36	4	$2,398,672
SPDR S&P 500 ETF Trust	Put	06/30/26	$617.85	36	4	61,509

Total Options Purchased (cost $2,281,060)						$2,460,181

Option Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	06/30/26	$662.61	36	4	$(215,754)

(premiums received $95,558)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Rock ETF Trust 257

PGIM S&P 500 Max Buffer ETF - July

Schedule of Investments (continued)

as of October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$62,820	$—	$—
Options Purchased	—	2,460,181	—

Total	$62,820	$2,460,181	$—

Liabilities
Option Written	$—	$(215,754)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Options Purchased	106.7%
Affiliated Mutual Fund	2.7

109.4
Option Written	(9.4)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$2,460,181	Options written outstanding, at value	$215,754

The effects of derivative instruments on the Statement of Operations for the period ended October 31, 2025 are as follows:

For the period ended October 31, 2025, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$179,121	$(120,196)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended October 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$2,281,060

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - July

Schedule of Investments (continued)

as of October 31, 2025

Derivative Contract Type	Average Volume of Derivative Activities*

Options Written (2)	$3,600

*	Average volume is based on average quarter end balances for the period ended October 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust  259

PGIM S&P 500 Max Buffer ETF - July

Statement of Assets & Liabilities

as of October 31, 2025

Assets

Investments at value:
Unaffiliated investments (cost $2,281,060)	$2,460,181
Affiliated investments (cost $62,820)	62,820
Dividends receivable	227

Total Assets	2,523,228

Liabilities

Options written outstanding, at value (premiums received $95,558)	215,754
Management fee payable	977

Total Liabilities	216,731

Net Assets	$2,306,497

Net assets were comprised of:
Common stock, at par	$90
Paid-in capital in excess of par	2,250,122
Total distributable earnings (loss)	56,285

Net assets, October 31, 2025	$2,306,497

Net asset value, offering price and redemption price per share, ($2,306,497 ÷ 90,001 shares of common stock issued and outstanding)	$25.63

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - July

Statement of Operations

For the Period June 30, 2025* through October 31, 2025

Net Investment Income (Loss)

Affiliated dividend income	$1,175

Expenses
Management fee	3,815

Net investment income (loss)	(2,640)

Realized And Unrealized Gain (Loss) On Investments
Net change in unrealized appreciation (depreciation) on:
Investments	179,121
Options written	(120,196)

Net gain (loss) on investment transactions	58,925

Net Increase (Decrease) In Net Assets Resulting From Operations	$56,285

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 261

PGIM S&P 500 Max Buffer ETF - July

Statement of Changes in Net Assets

June 30, 2025* through October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(2,640)
Net change in unrealized appreciation (depreciation) on investments	58,925

Net increase (decrease) in net assets resulting from operations	56,285

Fund share transactions
Net proceeds from shares sold (90,001 shares)	2,250,212

Total increase (decrease)	2,306,497

Net Assets:
Beginning of period	—

End of period	$2,306,497

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - July

Financial Highlights

	June 30, 2025(a) through October 31,2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03)
Net realized and unrealized gain (loss) on investment transactions	0.66
Total from investment operations	0.63
Net asset value, end of period	$25.63
Total Return(c):	2.51%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,306
Average net assets (000)	$2,264
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.35	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 263

PGIM S&P 500 Max Buffer ETF - August

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 107.8%

AFFILIATED MUTUAL FUND 2.1%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%) (cost $75,031)(wb)	75,031	$75,031

OPTIONS PURCHASED*~ 105.7% (cost $3,549,189)		3,781,465

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 107.8% (cost $3,624,220)		3,856,496

OPTION WRITTEN*~ (7.8)% (premiums received $124,254)		(278,605)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.0% (cost $3,499,966)		3,577,891
Liabilities in excess of other assets (0.0)%		(1,243)

NET ASSETS 100.0%		$3,576,648

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	07/31/26	$ 12.64	55	6	$3,664,746
SPDR S&P 500 ETF Trust	Put	07/31/26	$632.08	55	6	116,719

Total Options Purchased (cost $3,549,189)						$3,781,465

Option Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	07/31/26	$682.20	55	6	$(278,605)

(premiums received $124,254)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - August

Schedule of Investments (continued)

as of October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$75,031	$—	$—
Options Purchased	—	3,781,465	—

Total	$75,031	$3,781,465	$—

Liabilities
Option Written	$—	$(278,605)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Options Purchased	105.7%
Affiliated Mutual Fund	2.1

107.8
Option Written	(7.8)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$3,781,465	Options written outstanding, at value	$278,605

The effects of derivative instruments on the Statement of Operations for the period ended October 31, 2025 are as follows:

For the period ended October 31, 2025, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$232,276	$(154,351)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended October 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$2,774,176

See Notes to Financial Statements.

PGIM Rock ETF Trust 265

PGIM S&P 500 Max Buffer ETF - August

Schedule of Investments (continued)

as of October 31, 2025

Derivative Contract Type	Average Volume of Derivative Activities*
Options Written (2)	$ 4,300

*	Average volume is based on average quarter end balances for the period ended October 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - August

Statement of Assets & Liabilities

as of October 31, 2025

Assets

Investments at value:
Unaffiliated investments (cost $3,549,189)	$3,781,465
Affiliated investments (cost $75,031)	75,031
Dividends receivable	272

Total Assets	3,856,768

Liabilities

Options written outstanding, at value (premiums received $124,254)	278,605
Management fee payable	1,515

Total Liabilities	280,120

Net Assets	$3,576,648

Net assets were comprised of:
Common stock, at par	$140
Paid-in capital in excess of par	3,501,868
Total distributable earnings (loss)	74,640

Net assets, October 31, 2025	$3,576,648

Net asset value, offering price and redemption price per share, ($3,576,648 ÷ 140,001 shares of common stock issued and outstanding)	$25.55

See Notes to Financial Statements.

PGIM Rock ETF Trust 267

PGIM S&P 500 Max Buffer ETF - August

Statement of Operations

For the Period July 31, 2025* through October 31, 2025

Net Investment Income (Loss)

Affiliated dividend income	$1,072

Expenses
Management fee	4,357

Net investment income (loss)	(3,285)

Realized And Unrealized Gain (Loss) On Investments

Net change in unrealized appreciation (depreciation) on:
Investments	232,276
Options written	(154,351)

Net gain (loss) on investment transactions	77,925

Net Increase (Decrease) In Net Assets Resulting From Operations	$74,640

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - August

Statement of Changes in Net Assets

July 31, 2025* through October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(3,285)
Net change in unrealized appreciation (depreciation) on investments	77,925

Net increase (decrease) in net assets resulting from operations	74,640

Fund share transactions
Net proceeds from shares sold (140,001 shares)	3,502,008

Total increase (decrease)	3,576,648

Net Assets:

Beginning of period	—

End of period	$3,576,648

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 269

PGIM S&P 500 Max Buffer ETF - August

Financial Highlights

	July 31, 2025(a) through October 31, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02)
Net realized and unrealized gain (loss) on investment transactions	0.57
Total from investment operations	0.55
Net asset value, end of period	$25.55
Total Return(c):	2.19%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,577
Average net assets (000)	$3,458
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.38	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF — September

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 105.8%

OPTIONS PURCHASED*~ 105.8% (cost $4,164,592)		$4,290,468

TOTAL LONG-TERM INVESTMENTS, BEFORE OPTION WRITTEN 105.8% (cost $4,164,592)		4,290,468

OPTION WRITTEN*~ (7.5)% (premiums received $225,739)		(305,484)

TOTAL LONG-TERM INVESTMENTS, NET OF OPTION WRITTEN 98.3% (cost $3,938,853)		3,984,984

SHORT-TERM INVESTMENT 1.7%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 4.282%) (cost $70,575)(wb)	70,575	70,575

TOTAL INVESTMENTS 100.0% (cost $4,009,428)		4,055,559
Liabilities in excess of other assets (0.0)%		(1,446)

NET ASSETS 100.0%		$4,054,113

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	08/31/26	$ 12.90	62	6	$4,131,807
SPDR S&P 500 ETF Trust	Put	08/31/26	$645.05	62	6	158,661

Total Options Purchased (cost $4,164,592)						$4,290,468

Option Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	08/31/26	$690.53	62	6	$(305,484)

(premiums received $225,739)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Rock ETF Trust 271

PGIM S&P 500 Max Buffer ETF — September

Schedule of Investments (continued)

as of October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Options Purchased	$—	$4,290,468	$—

Short-Term Investment
Affiliated Mutual Fund	70,575	—	—

Total	$70,575	$4,290,468	$—

Liabilities
Long-Term Investments
Options Written	$—	$(305,484)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Options Purchased	105.8%
Affiliated Mutual Fund	1.7

107.5
Option Written	(7.5)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$4,290,468	Options written outstanding, at value	$305,484

The effects of derivative instruments on the Statement of Operations for the period ended October 31, 2025 are as follows:

For the period ended October 31, 2025, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$125,876	$(79,745)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

The derivative instruments outstanding as of period-end serve as indicators of the volume of derivative activities for the Fund.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF — September

Statement of Assets & Liabilities

as of October 31, 2025

Assets

Investments at value:
Unaffiliated investments (cost $4,164,592)	$4,290,468
Affiliated investments (cost $70,575)	70,575
Dividends receivable	258

Total Assets	4,361,301

Liabilities

Options written outstanding, at value (premiums received $225,739)	305,484
Management fee payable	1,704

Total Liabilities	307,188

Net Assets	$4,054,113

Net assets were comprised of:
Common stock, at par	$160
Paid-in capital in excess of par	4,009,402
Total distributable earnings (loss)	44,551

Net assets, October 31, 2025	$4,054,113

Net asset value, offering price and redemption price per share, ($4,054,113 ÷ 160,001 shares of common stock issued and outstanding)	$25.34

See Notes to Financial Statements.

PGIM Rock ETF Trust 273

PGIM S&P 500 Max Buffer ETF — September

Statement of Operations

For the Period August 29, 2025* through October 31, 2025

Net Investment Income (Loss)

Affiliated dividend income	$1,481

Expenses
Management fee	3,061

Net investment income (loss)	(1,580)

Realized And Unrealized Gain (Loss) On Investments

Net change in unrealized appreciation (depreciation) on:
Investments	125,876
Options written	(79,745)

Net gain (loss) on investment transactions	46,131

Net Increase (Decrease) In Net Assets Resulting From Operations	$44,551

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF — September

Statement of Changes in Net Assets

August 29, 2025* through October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(1,580)
Net change in unrealized appreciation (depreciation) on investments	46,131

Net increase (decrease) in net assets resulting from operations	44,551

Fund share transactions
Net proceeds from shares sold (160,001 shares)	4,009,562

Total increase (decrease)	4,054,113

Net Assets:

Beginning of period	—

End of period	$4,054,113

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 275

PGIM S&P 500 Max Buffer ETF — September

Financial Highlights

	August 29, 2025(a) through October 31, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01)
Net realized and unrealized gain (loss) on investment transactions	0.35
Total from investment operations	0.34
Net asset value, end of period	$25.34
Total Return(c):	1.35%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,054
Average net assets (000)	$3,547
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.26	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF — October

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 105.9%

AFFILIATED MUTUAL FUND 2.8%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%) (cost $97,484)(wb)	97,484	$97,484

OPTIONS PURCHASED*~ 103.1% (cost $3,572,096)		3,625,010

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 105.9% (cost $3,669,580)		3,722,494

OPTION WRITTEN*~ (5.9)% (premiums received $165,525)		(206,122)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.0% (cost $3,504,055)		3,516,372
Liabilities in excess of other assets (0.0)%		(961)

NET ASSETS 100.0%		$3,515,411

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	09/30/26	$ 13.32	52	5	$3,455,001
SPDR S&P 500 ETF Trust	Put	09/30/26	$666.18	52	5	170,009

Total Options Purchased (cost $3,572,096)						$3,625,010

Option Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	09/30/26	$710.88	52	5	$(206,122)

(premiums received $165,525)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Rock ETF Trust 277

PGIM S&P 500 Max Buffer ETF — October

Schedule of Investments (continued)

as of October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$97,484	$—	$—
Options Purchased	—	3,625,010	—

Total	$97,484	$3,625,010	$—

Liabilities
Option Written	$—	$(206,122)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Options Purchased	103.1%
Affiliated Mutual Fund	2.8

105.9
Option Written	(5.9)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$3,625,010	Options written outstanding, at value	$206,122

The effects of derivative instruments on the Statement of Operations for the period ended October 31, 2025 are as follows:

For the period ended October 31, 2025, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$52,914	$(40,597)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

The derivative instruments outstanding as of period-end serve as indicators of the volume of derivative activities for the Fund.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF — October

Statement of Assets & Liabilities

as of October 31, 2025

Assets

Investments at value:
Unaffiliated investments (cost $3,572,096)	$3,625,010
Affiliated investments (cost $97,484)	97,484
Dividends receivable	212

Total Assets	3,722,706

Liabilities

Options written outstanding, at value (premiums received $165,525)	206,122
Management fee payable	1,173

Total Liabilities	207,295

Net Assets	$3,515,411

Net assets were comprised of:
Common stock, at par	$140
Paid-in capital in excess of par	3,503,683
Total distributable earnings (loss)	11,588

Net assets, October 31, 2025	$3,515,411

Net asset value, offering price and redemption price per share, ($3,515,411 ÷ 140,001 shares of common stock issued and outstanding)	$25.11

See Notes to Financial Statements.

PGIM Rock ETF Trust 279

PGIM S&P 500 Max Buffer ETF — October

Statement of Operations

For the Period September 30, 2025* through October 31, 2025

Net Investment Income (Loss)

Affiliated dividend income	$444

Expenses
Management fee	1,173

Net investment income (loss)	(729)

Realized And Unrealized Gain (Loss) On Investments

Net change in unrealized appreciation (depreciation) on:
Investments	52,914
Options written	(40,597)

Net gain (loss) on investment transactions	12,317

Net Increase (Decrease) In Net Assets Resulting From Operations	$11,588

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF — October

Statement of Changes in Net Assets

September 30, 2025* through October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(729)
Net change in unrealized appreciation (depreciation) on investments	12,317

Net increase (decrease) in net assets resulting from operations	11,588

Fund share transactions
Net proceeds from shares sold (140,001 shares)	3,503,823

Total increase (decrease)	3,515,411

Net Assets:

Beginning of period	—

End of period	$3,515,411

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 281

PGIM S&P 500 Max Buffer ETF — October

Financial Highlights

	September 30, 2025(a) through October 31, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01)
Net realized and unrealized gain (loss) on investment transactions	0.12
Total from investment operations	0.11
Net asset value, end of period	$25.11
Total Return(c):	0.44%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,515
Average net assets (000)	$2,763
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.31	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF — November

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 202.0%

AFFILIATED MUTUAL FUND 100.0%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%) (cost $2,000,025)(wb)	2,000,025	$2,000,025

OPTIONS PURCHASED*~ 102.0% (cost $2,039,602)		2,039,483

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 202.0% (cost $4,039,627)		4,039,508

OPTION WRITTEN*~ (4.9)% (premiums received $96,656)		(96,715)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 197.1% (cost $3,942,971)		3,942,793
Liabilities in excess of other assets (97.1)%		(1,942,747)

NET ASSETS 100.0%		$2,000,046

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	10/30/26	$ 13.64	29	3	$1,926,731
SPDR S&P 500 ETF Trust	Put	10/30/26	$682.06	29	3	112,752

Total Options Purchased (cost $2,039,602)						$2,039,483

Option Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	10/30/26	$730.69	29	3	$(96,715)

(premiums received $96,656)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Rock ETF Trust 283

PGIM S&P 500 Max Buffer ETF — November

Schedule of Investments (continued)

as of October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$2,000,025	$—	$—
Options Purchased	—	2,039,483	—

Total	$2,000,025	$2,039,483	$—

Liabilities
Option Written	$—	$(96,715)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Options Purchased	102.0%
Affiliated Mutual Fund	100.0

202.0
Option Written	(4.9)
Liabilities in excess of other assets	(97.1)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$2,039,483	Options written outstanding, at value	$96,715

The effects of derivative instruments on the Statement of Operations for the period ended October 31, 2025 are as follows:

For the period ended October 31, 2025, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$(119)	$(59)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

The derivative instruments outstanding as of period-end serve as indicators of the volume of derivative activities for the Fund.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF — November

Statement of Assets & Liabilities

as of October 31, 2025

Assets

Investments at value:
Unaffiliated investments (cost $2,039,602)	$2,039,483
Affiliated investments (cost $2,000,025)	2,000,025
Receivable for investments sold	96,656
Dividends receivable	226

Total Assets	4,136,390

Liabilities

Payable for investments purchased	2,039,602

Options written outstanding, at value (premiums received $96,656)	96,715
Management fee payable	27

Total Liabilities	2,136,344

Net Assets	$2,000,046

Net assets were comprised of:
Common stock, at par	$80
Paid-in capital in excess of par	1,999,945
Total distributable earnings (loss)	21

Net assets, October 31, 2025	$2,000,046

Net asset value, offering price and redemption price per share, ($2,000,046 ÷ 80,001 shares of common stock issued and outstanding)	$25.00

See Notes to Financial Statements.

PGIM Rock ETF Trust 285

PGIM S&P 500 Max Buffer ETF — November

Statement of Operations

As of October 31, 2025*

Net Investment Income (Loss)

Affiliated dividend income	$226

Expenses
Management fee	27

Net investment income (loss)	199

Realized And Unrealized Gain (Loss) On Investments

Net change in unrealized appreciation (depreciation) on:
Investments	(119)
Options written	(59)

Net gain (loss) on investment transactions	(178)

Net Increase (Decrease) In Net Assets Resulting From Operations	$21

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF — November

Statement of Changes in Net Assets

As of October 31, 2025*

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$199
Net change in unrealized appreciation (depreciation) on investments	(178)

Net increase (decrease) in net assets resulting from operations	21

Fund share transactions
Net proceeds from shares sold (80,001 shares)	2,000,025

Total increase (decrease)	2,000,046

Net Assets:

Beginning of period	—

End of period	$2,000,046

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 287

PGIM S&P 500 Max Buffer ETF — November

Financial Highlights

	As of October 31, 2025(a)
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	-	(c)
Net realized and unrealized gain (loss) on investment transactions	-	(c)
Total from investment operations	-
Net asset value, end of period	$25.00
Total Return(d):	0.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,000
Average net assets (000)	$2,000
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.50	%(f)
Expenses before waivers and/or expense reimbursement	0.50	%(f)
Net investment income (loss)	3.62	%(f)
Portfolio turnover rate(g)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements

1.	Organization

PGIM Rock ETF Trust (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the series of the RIC listed below (each a “Fund” and collectively the “Funds”). Each Fund operates as an exchange-traded fund.

PGIM S&P 500 Buffer 12 ETF - January	PGIM S&P 500 Buffer 20 ETF - January
PGIM S&P 500 Buffer 12 ETF - February	PGIM S&P 500 Buffer 20 ETF - February
PGIM S&P 500 Buffer 12 ETF - March	PGIM S&P 500 Buffer 20 ETF - March
PGIM S&P 500 Buffer 12 ETF - April	PGIM S&P 500 Buffer 20 ETF - April
PGIM S&P 500 Buffer 12 ETF - May	PGIM S&P 500 Buffer 20 ETF - May
PGIM S&P 500 Buffer 12 ETF - June	PGIM S&P 500 Buffer 20 ETF - June
PGIM S&P 500 Buffer 12 ETF - July	PGIM S&P 500 Buffer 20 ETF - July
PGIM S&P 500 Buffer 12 ETF - August	PGIM S&P 500 Buffer 20 ETF - August
PGIM S&P 500 Buffer 12 ETF - September	PGIM S&P 500 Buffer 20 ETF - September
PGIM S&P 500 Buffer 12 ETF - October	PGIM S&P 500 Buffer 20 ETF - October
PGIM S&P 500 Buffer 12 ETF - November	PGIM S&P 500 Buffer 20 ETF - November
PGIM S&P 500 Buffer 12 ETF - December	PGIM S&P 500 Buffer 20 ETF - December
(collectively, the “S&P 500 Buffer 12 ETFs”)	(collectively, the “S&P 500 Buffer 20 ETFs”)
(the S&P 500 Buffer 12 ETFs and S&P 500 Buffer 20 ETFs are collectively referred to as the “S&P 500 Buffer ETFs”)

The investment objective of each S&P 500 Buffer ETF is to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (“SPY”) up to a predetermined upside cap while providing a downside buffer against the first 12% or 20%, as applicable (before fees and expenses) of SPY’s losses over the one-year Target Outcome Period. Each S&P 500 Buffer ETF seeks to produce a targeted range of potential returns (a “target outcome”) based upon the share price performance (the “price return”) of SPY. The returns sought by each S&P 500 Buffer ETF, which include limited downside protection (a “limited buffer”) against the first 12% or 20%, as applicable, (before fees and expenses) of SPY losses and an upside limit on share price return of SPY (a “cap”) (before fees and expenses), are based on the price return of SPY over an approximate one-year period (the “Target Outcome Period”).

PGIM Laddered S&P 500 Buffer 12 ETF	PGIM Laddered S&P 500 Buffer 20 ETF
(collectively, the “Laddered S&P 500 Buffer ETFs”)

The investment objective of each Laddered S&P 500 Buffer ETF is to provide investors with capital appreciation. The PGIM Laddered S&P 500 Buffer 12 ETF seeks to achieve its investment objective by providing investors with U.S. large-cap equity market exposure through a “laddered portfolio” of the twelve S&P 500 Buffer 12 ETFs. The PGIM Laddered S&P 500 Buffer 20 ETF seeks to achieve its investment objective by providing investors with U.S. large-cap equity market exposure through a “laddered portfolio” of the twelve S&P 500 Buffer 20 ETFs.

PGIM Nasdaq-100 Buffer 12 ETF - January	PGIM Nasdaq-100 Buffer 12 ETF - July
PGIM Nasdaq-100 Buffer 12 ETF - April	PGIM Nasdaq-100 Buffer 12 ETF - October
(collectively, the “Nasdaq-100 Buffer ETFs”)

The investment objective of each Nasdaq-100 Buffer ETF is to provide investors with returns that match the price return of the Invesco QQQ Trust, Series 1 (“QQQ”) up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the QQQ losses over the one-year Target Outcome Period. Each Nasdaq-100 Buffer ETF seeks to produce a targeted range of potential returns (a “target outcome”) based upon the share price performance (the “price return”) of QQQ. The returns sought by the Fund, which include limited downside protection (a “limited buffer”) against the first 12% (before fees and expenses) of QQQ losses and an upside limit on share price return of QQQ (a “cap”) (before fees and expenses), are based on the price return of QQQ over an approximate one-year period (the “Target Outcome Period”).

PGIM Laddered Nasdaq-100 Buffer 12 ETF
(“Laddered Nasdaq ETF”)

The investment objective of the Laddered Nasdaq ETF is to provide investors with capital appreciation. The fund seeks to achieve its investment by providing investors with exposure to the stocks included in the Nasdaq-100 Index while attempting to limit downside risk by investing in a “laddered portfolio” of the four Nasdaq-100 Buffer ETFs.

PGIM S&P 500 Max Buffer ETF - January	PGIM S&P 500 Max Buffer ETF - July
PGIM S&P 500 Max Buffer ETF - February	PGIM S&P 500 Max Buffer ETF - August
PGIM S&P 500 Max Buffer ETF - March	PGIM S&P 500 Max Buffer ETF – September
PGIM S&P 500 Max Buffer ETF - April	PGIM S&P 500 Max Buffer ETF – October

PGIM Rock ETF Trust 289

Notes to Financial Statements (continued)

PGIM S&P 500 Max Buffer ETF - May	PGIM S&P 500 Max Buffer ETF – November
PGIM S&P 500 Max Buffer ETF - June
(collectively, the “S&P 500 Max Buffer ETFs”)

The investment objective of each S&P 500 Max Buffer ETF is to provide investors with returns that match the price return of SPY up to a predetermined upside cap while seeking to maximize the downside protection against SPY’s losses over the one-year Target Outcome Period. Each S&P 500 Max Buffer ETF seeks to provide downside protection against approximately 100% (before fees and expenses) of SPY losses (the “approximate buffer”). At the same time each S&P 500 Max Buffer ETF allows shareholders the potential to experience gains up to a predetermined upside cap on share price return of SPY (a “cap”) (before fees and expenses), in each case based on the price return of SPY (a “target outcome”) over an approximate one-year period (the “Target Outcome Period”).

Each Fund is a non-diversified fund for purposes of the 1940 Act, except for each Laddered S&P 500 Buffer ETF and PGIM Laddered Nasdaq-100 Buffer 12 ETF, which are diversified funds for purposes of the 1940 Act.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments (other than Flexible Exchange Options “FLEX Options”), if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. FLEX Options are valued at an evaluated price provided by an independent pricing agent. Such price is model-based with consideration for trade activity provided by the exchange. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Options: Certain Funds invest substantially all of their assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement.

For each Target Outcome Period, the Funds invest in a combination of purchased and written (sold) FLEX Options that reference the Underlying ETF. Because a portion of the value of the Funds is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options affect the correlation between the Funds’ net asset value (“NAV”) and the price of the Underlying ETF. The Funds utilize European style option contracts, which are exercisable only on the expiration date of the option contract.

The Funds intend to structure the FLEX Options so that any amount owed by the Funds on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Funds will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an Outcome Period, the Fund will invest in a new set of FLEX Options and another Outcome Period will commence.

When the Funds purchase an option, they pay a premium and an amount equal to that premium is recorded as an asset. When the Funds write an option, they receive a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Funds realize a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Funds have realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

To the extent that the Funds write, or sell, an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. As a result, the Funds bear the market risk of an unfavorable change in the price of the asset underlying the written option. Exchange-traded options contracts present minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date,

PGIM Rock ETF Trust 291

Notes to Financial Statements (continued)

or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

Pursuant to management agreements with the RIC on behalf of the Funds (the Management Agreements), PGIM Investments manages each Fund’s investment operations and administers its business affairs. PGIM Investments is also responsible for supervising each Fund’s subadviser.

Pursuant to the Management Agreement relating to each Fund, there is a unitary fee structure for each Funds whereby PGIM Investments is responsible for substantially all expenses of each Fund, excluding payments under the Funds’ 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. Each Fund may also pay for any costs or expenses of investing in other funds. For more information on the unitary management fee structure please refer to the Funds’ Statement of Additional Information.

The unitary fee paid to the Manager is accrued daily and payable monthly, at an annual rate of 0.50% of each Fund’s average daily net assets with the exception of the Laddered S&P 500 Buffer ETFs and Laddered Nasdaq ETF. The Laddered S&P 500 Buffer ETFs and Laddered Nasdaq ETF do not pay the Manager a unitary fee. For the year ended October 31, 2025, the unitary fee rates for each of the Laddered S&P 500 Buffer ETFs and Laddered Nasdaq ETF were 0.00% of each Fund’s average daily net assets. The Manager voluntarily agreed to reduce a portion of the Funds’ respective unitary management fees through December 31, 2024, by the following amounts for the period ended October 31, 2025 (which is not subject to recoupment by the Manager):

Fund	Unitary Fee Waiver
PGIM S&P 500 Buffer 12 ETF - January	$5,848
PGIM S&P 500 Buffer 20 ETF - January	4,730
PGIM S&P 500 Buffer 12 ETF - February	5,689
PGIM S&P 500 Buffer 20 ETF - February	5,696
PGIM S&P 500 Buffer 12 ETF - March	6,276
PGIM S&P 500 Buffer 20 ETF - March	6,896
PGIM S&P 500 Buffer 12 ETF - April	6,682
PGIM S&P 500 Buffer 20 ETF - April	7,360
PGIM S&P 500 Buffer 12 ETF - May	5,253
PGIM S&P 500 Buffer 20 ETF - May	6,346
PGIM S&P 500 Buffer 12 ETF - June	7,432
PGIM S&P 500 Buffer 20 ETF - June	7,251
PGIM S&P 500 Buffer 12 ETF - July	6,919

Fund	Unitary Fee Waiver
PGIM S&P 500 Buffer 20 ETF - July	$7,468
PGIM S&P 500 Buffer 12 ETF - August	5,568
PGIM S&P 500 Buffer 20 ETF - August	4,740
PGIM S&P 500 Buffer 12 ETF - September	6,639
PGIM S&P 500 Buffer 20 ETF - September	5,072
PGIM S&P 500 Buffer 12 ETF - October	7,203
PGIM S&P 500 Buffer 20 ETF - October	5,138
PGIM S&P 500 Buffer 12 ETF - November	5,001
PGIM S&P 500 Buffer 20 ETF - November	7,508
PGIM S&P 500 Buffer 12 ETF - December	7,432
PGIM S&P 500 Buffer 20 ETF - December	5,959
PGIM Nasdaq-100 Buffer 12 ETF - January	38
PGIM Nasdaq-100 Buffer 12 ETF - April	38
PGIM Nasdaq-100 Buffer 12 ETF - July	38
PGIM Nasdaq-100 Buffer 12 ETF - October	38

The Manager has entered into subadvisory agreements (Subadvisory Agreements) with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions” or the “subadviser”). The Manager pays for the services of the subadviser.

Prudential Investment Management Services LLC (“PIMS” or the “Distributor”), acts as the distributor of each Fund, pursuant to the terms of a distribution agreement (“Distribution Agreement”) between the RIC and the Distributor. Shares are continuously offered for sale by the Distributor only. Although the Distributor does not receive any fees under the Distribution Agreement, the Manager or its affiliates may pay the Distributor for certain distribution related services.

PGIM Investments, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the reporting period ended October 31, 2025, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
PGIM S&P 500 Buffer 12 ETF - January	$—	$—
PGIM S&P 500 Buffer 20 ETF - January	—	—
PGIM S&P 500 Buffer 12 ETF - February	—	—
PGIM S&P 500 Buffer 20 ETF - February	—	—
PGIM S&P 500 Buffer 12 ETF - March	—	—
PGIM S&P 500 Buffer 20 ETF - March	—	—
PGIM S&P 500 Buffer 12 ETF - April	—	—
PGIM S&P 500 Buffer 20 ETF - April	—	—
PGIM S&P 500 Buffer 12 ETF - May	—	—
PGIM S&P 500 Buffer 20 ETF - May	—	—
PGIM S&P 500 Buffer 12 ETF - June	—	—
PGIM S&P 500 Buffer 20 ETF - June	—	—
PGIM S&P 500 Buffer 12 ETF - July	—	—
PGIM S&P 500 Buffer 20 ETF - July	—	—
PGIM S&P 500 Buffer 12 ETF - August	—	—
PGIM S&P 500 Buffer 20 ETF - August	—	—
PGIM S&P 500 Buffer 12 ETF - September	8,799,661	—
PGIM S&P 500 Buffer 20 ETF - September	8,533,005	—

PGIM Rock ETF Trust 293

Notes to Financial Statements (continued)

Fund	Cost of Purchases	Proceeds from Sales
PGIM S&P 500 Buffer 12 ETF - October	$—	$—
PGIM S&P 500 Buffer 20 ETF - October	—	—
PGIM S&P 500 Buffer 12 ETF - November	—	—
PGIM S&P 500 Buffer 20 ETF - November	—	—
PGIM S&P 500 Buffer 12 ETF - December	—	—
PGIM S&P 500 Buffer 20 ETF - December	—	—
PGIM Laddered S&P 500 Buffer 12 ETF	4,619,194	—
PGIM Laddered S&P 500 Buffer 20 ETF	3,059,978	—
PGIM Nasdaq-100 Buffer 12 ETF - January	—	—
PGIM Nasdaq-100 Buffer 12 ETF - April	—	—
PGIM Nasdaq-100 Buffer 12 ETF - July	—	—
PGIM Nasdaq-100 Buffer 12 ETF - October	—	—
PGIM Laddered Nasdaq-100 Buffer 12 ETF	8,117,196	1,969
PGIM S&P 500 Max Buffer ETF - January	—	—
PGIM S&P 500 Max Buffer ETF - February	—	—
PGIM S&P 500 Max Buffer ETF - March	—	—
PGIM S&P 500 Max Buffer ETF - April	—	—
PGIM S&P 500 Max Buffer ETF - May	—	—
PGIM S&P 500 Max Buffer ETF - June	—	—
PGIM S&P 500 Max Buffer ETF - July	—	—
PGIM S&P 500 Max Buffer ETF - August	—	—
PGIM S&P 500 Max Buffer ETF – September	2,094,363	—
PGIM S&P 500 Max Buffer ETF – October	—	—
PGIM S&P 500 Max Buffer ETF – November	—	—

The aggregate cost of purchases and proceeds from sales of in-kind creation and redemption transactions for the reporting period ended October 31, 2025, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
PGIM S&P 500 Buffer 12 ETF - January	$—	$4,829,331
PGIM S&P 500 Buffer 20 ETF - January	—	37,061,652
PGIM S&P 500 Buffer 12 ETF - February	—	4,810,879
PGIM S&P 500 Buffer 20 ETF - February	—	3,852,606
PGIM S&P 500 Buffer 12 ETF - March	—	8,972,554
PGIM S&P 500 Buffer 20 ETF - March	—	8,056,261
PGIM S&P 500 Buffer 12 ETF - April	—	6,425,368
PGIM S&P 500 Buffer 20 ETF - April	—	11,752,931
PGIM S&P 500 Buffer 12 ETF - May	—	5,784,464
PGIM S&P 500 Buffer 20 ETF - May	—	7,170,029
PGIM S&P 500 Buffer 12 ETF - June	—	11,137,270
PGIM S&P 500 Buffer 20 ETF - June	—	10,062,005
PGIM S&P 500 Buffer 12 ETF - July	—	10,046,760
PGIM S&P 500 Buffer 20 ETF - July	—	12,585,092
PGIM S&P 500 Buffer 12 ETF - August	—	17,588,856
PGIM S&P 500 Buffer 20 ETF - August	—	7,925,376
PGIM S&P 500 Buffer 12 ETF - September	—	9,820,987
PGIM S&P 500 Buffer 20 ETF - September	—	8,458,931
PGIM S&P 500 Buffer 12 ETF - October	—	25,363,045
PGIM S&P 500 Buffer 20 ETF - October	—	9,687,541
PGIM S&P 500 Buffer 12 ETF - November	—	8,415,981
PGIM S&P 500 Buffer 20 ETF - November	—	10,414,601
PGIM S&P 500 Buffer 12 ETF - December	—	5,826,585
PGIM S&P 500 Buffer 20 ETF - December	—	11,117,570
PGIM Laddered S&P 500 Buffer 12 ETF	44,069,247	—
PGIM Laddered S&P 500 Buffer 20 ETF	52,936,060	8,504,140
PGIM Nasdaq-100 Buffer 12 ETF - January	—	—
PGIM Nasdaq-100 Buffer 12 ETF - April	—	1,371,950

Fund	Cost of Purchases	Proceeds from Sales
PGIM Nasdaq-100 Buffer 12 ETF - July	$—	$2,840,136
PGIM Nasdaq-100 Buffer 12 ETF - October	—	4,119,493
PGIM Laddered Nasdaq-100 Buffer 12 ETF	5,771,956	228,096
PGIM S&P 500 Max Buffer ETF - January	—	236,207
PGIM S&P 500 Max Buffer ETF - February	—	—
PGIM S&P 500 Max Buffer ETF - March	—	—
PGIM S&P 500 Max Buffer ETF - April	—	—
PGIM S&P 500 Max Buffer ETF - May	—	—
PGIM S&P 500 Max Buffer ETF - June	—	—
PGIM S&P 500 Max Buffer ETF - July	—	—
PGIM S&P 500 Max Buffer ETF - August	—	—
PGIM S&P 500 Max Buffer ETF – September	—	—
PGIM S&P 500 Max Buffer ETF – October	—	—
PGIM S&P 500 Max Buffer ETF – November	—	—

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended October 31, 2025, is presented as follows:

PGIM S&P 500 Buffer 12 ETF - January

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)
$54,795	$143,245	$121,730	$—	$—	$76,310	76,310	$3,148	$—

PGIM S&P 500 Buffer 20 ETF - January

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)
$43,320	$27,442,586	$27,331,338	$—	$—	$154,568	154,568	$17,959	$—

PGIM S&P 500 Buffer 12 ETF - February

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)
$64,391	$217,433	$204,298	$—	$—	$77,526	77,526	$3,359	$—

PGIM S&P 500 Buffer 20 ETF - February

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)
$42,753	$336,722	$275,022	$—	$—	$104,453	104,453	$4,647	$—

PGIM Rock ETF Trust 295

Notes to Financial Statements  (continued)

PGIM S&P 500 Buffer 12 ETF - March

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)
$65,427	$295,548	$257,056	$—	$—	$103,919	103,919	$3,333	$—

PGIM S&P 500 Buffer 20 ETF - March

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)
$53,748	$280,748	$195,509	$—	$—	$138,987	138,987	$4,810	$—

PGIM S&P 500 Buffer 12 ETF - April

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)
$47,977	$236,388	$221,980	$—	$—	$62,385	62,385	$3,604	$—

PGIM S&P 500 Buffer 20 ETF - April

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)
$63,494	$468,331	$355,113	$—	$—	$176,712	176,712	$6,342	$—

PGIM S&P 500 Buffer 12 ETF - May

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)
$63,872	$176,626	$136,877	$—	$—	$103,621	103,621	$3,157	$—

PGIM S&P 500 Buffer 20 ETF - May

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)
$69,436	$243,602	$208,027	$—	$—	$105,011	105,011	$4,116	$—

PGIM S&P 500 Buffer 12 ETF - June

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)
$68,481	$468,408	$439,501	$—	$—	$97,388	97,388	$4,499	$—

PGIM S&P 500 Buffer 20 ETF - June

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)
$79,878	$370,145	$303,455	$—	$—	$146,568	146,568	$5,483	$—

PGIM S&P 500 Buffer 12 ETF - July

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)
$59,776	$344,135	$245,807	$—	$—	$158,104	158,104	$4,649	$—

PGIM S&P 500 Buffer 20 ETF - July

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)
$81,566	$484,358	$330,045	$—	$—	$235,879	235,879	$6,822	$—

PGIM S&P 500 Buffer 12 ETF - August

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)
$56,938	$723,225	$674,208	$—	$—	$105,955	105,955	$4,014	$—

PGIM S&P 500 Buffer 20 ETF - August

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)
$30,825	$469,226	$349,778	$—	$—	$150,273	150,273	$4,062	$—

PGIM Rock ETF Trust 297

Notes to Financial Statements  (continued)

PGIM S&P 500 Buffer 12 ETF - September

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)
$62,316	$413,506	$326,638	$—	$—	$149,184	149,184	$3,879	$—

PGIM S&P 500 Buffer 20 ETF - September

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)
$31,413	$730,732	$404,954	$—	$—	$357,191	357,191	$4,549	$—

PGIM S&P 500 Buffer 12 ETF - October

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)
$41,898	$1,560,591	$1,440,767	$—	$—	$161,722	161,722	$3,861	$—

PGIM S&P 500 Buffer 20 ETF - October

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)
$73,704	$491,064	$336,474	$—	$—	$228,294	228,294	$3,765	$—

PGIM S&P 500 Buffer 12 ETF - November

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)
$22,970	$216,337	$217,848	$—	$—	$21,459	21,459	$2,816	$—

PGIM S&P 500 Buffer 20 ETF - November

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)
$53,990	$215,920	$176,731	$—	$—	$93,179	93,179	$3,653	$—

PGIM S&P 500 Buffer 12 ETF - December

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)
$71,413	$1,155,833	$1,168,094	$—	$—	$59,152	59,152	$3,441	$—

PGIM S&P 500 Buffer 20 ETF - December

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)
$55,595	$1,994,264	$1,925,092	$—	$—	$124,767	124,767	$7,082	$—

PGIM Laddered S&P 500 Buffer 12 ETF

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Funds(wa):

PGIM S&P 500 Buffer 12 ETF - January*
$ 2,033,757	$ 4,062,378	$ —	$ 495,581	$—	$ 6,591,716	205,995	$ —	$—

PGIM S&P 500 Buffer 12 ETF - February*
2,028,002	4,080,087	—	482,806	—	6,590,895	210,856	—	—

PGIM S&P 500 Buffer 12 ETF - March*
2,051,902	4,015,564	—	522,766	—	6,590,232	209,657	—	—

PGIM S&P 500 Buffer 12 ETF - April*
2,055,244	4,223,606	—	311,830	—	6,590,680	225,438	—	—

PGIM S&P 500 Buffer 12 ETF - May*
2,041,772	4,146,173	—	401,664	—	6,589,609	216,648	—	—

PGIM S&P 500 Buffer 12 ETF - June*
2,048,808	4,063,591	—	476,300	—	6,588,699	219,037	—	—

PGIM S&P 500 Buffer 12 ETF - July*
2,039,117	4,019,031	—	531,444	—	6,589,592	216,790	—	—

PGIM S&P 500 Buffer 12 ETF - August*
2,039,110	3,972,501	—	578,074	—	6,589,685	214,596	—	—

PGIM S&P 500 Buffer 12 ETF - September*
2,025,063	4,012,476	—	552,773	—	6,590,312	218,010	—	—

PGIM S&P 500 Buffer 12 ETF - October*
2,023,229	4,031,367	—	539,837	—	6,594,433	219,668	—	—

PGIM S&P 500 Buffer 12 ETF - November*
2,060,242	4,040,168	—	495,695	—	6,596,105	218,740	—	—

PGIM S&P 500 Buffer 12 ETF - December*
2,032,713	4,021,498	—	539,488	—	6,593,699	220,967	—	—
$24,478,959	$48,688,440	$ —	$5,928,258	$—	$79,095,657		$ —	$—

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)
$ 101,060	$ 504,537	$378,645	$ —	$—	$ 226,952	226,952	$5,669	$—
$24,580,019	$49,192,977	$378,645	$5,928,258	$—	$79,322,609		$5,669	$—

PGIM Rock ETF Trust 299

Notes to Financial Statements (continued)

PGIM Laddered S&P 500 Buffer 20 ETF

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Funds(wa):

PGIM S&P 500 Buffer 20 ETF - January*
$ 1,462,295	$ 4,674,812	$ 705,359	$ 353,596	$ 40,870	$ 5,826,214	191,891	$ —	$—

PGIM S&P 500 Buffer 20 ETF - February*
1,461,719	4,681,123	701,495	344,671	37,059	5,823,077	194,658	—	—

PGIM S&P 500 Buffer 20 ETF - March*
1,469,599	4,661,818	714,643	354,181	50,880	5,821,835	194,045	—	—

PGIM S&P 500 Buffer 20 ETF - April*
1,475,583	4,810,118	712,314	204,499	47,382	5,825,268	203,896	—	—

PGIM S&P 500 Buffer 20 ETF - May*
1,466,862	4,714,017	714,639	307,996	49,877	5,824,113	196,637	—	—

PGIM S&P 500 Buffer 20 ETF - June*
1,473,246	4,621,040	715,209	389,495	50,358	5,818,930	197,179	—	—

PGIM S&P 500 Buffer 20 ETF - July*
1,465,571	4,605,150	709,334	411,174	45,648	5,818,209	196,706	—	—

PGIM S&P 500 Buffer 20 ETF - August*
1,467,825	4,603,108	709,723	408,219	46,333	5,815,762	196,501	—	—

PGIM S&P 500 Buffer 20 ETF - September*
1,454,190	4,644,368	703,920	388,357	40,063	5,823,058	199,899	—	—

PGIM S&P 500 Buffer 20 ETF - October*
1,456,722	4,662,130	704,224	359,198	39,754	5,813,580	201,394	—	—

PGIM S&P 500 Buffer 20 ETF - November*
1,476,889	4,690,772	714,707	332,726	50,092	5,835,772	200,542	—	—

PGIM S&P 500 Buffer 20 ETF - December*

1,463,830	4,627,582	698,572	400,395	34,331	5,827,566	201,049	—	—
$17,594,331	$55,996,038	$8,504,139	$4,254,507	$532,647	$69,873,384		$ —	$—

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)
$ 83,550	$ 1,268,491	$ 916,983	$ —	$ —	$ 435,058	435,058	$7,143	$—
$17,677,881	$57,264,529	$9,421,122	$4,254,507	$532,647	$70,308,442		$7,143	$—

PGIM Nasdaq-100 Buffer 12 ETF - January

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)
$—	$2,110,945	$2,034,984	$—	$—	$75,961	75,961	$2,365	$—

PGIM Nasdaq-100 Buffer 12 ETF - April

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)
$—	$2,146,350	$2,090,896	$—	$—	$55,454	55,454	$2,305	$—

PGIM Nasdaq-100 Buffer 12 ETF - July

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)
$—	$2,114,562	$2,083,405	$—	$—	$31,157	31,157	$2,107	$—

PGIM Nasdaq-100 Buffer 12 ETF - October

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)
$—	$2,212,699	$2,130,226	$—	$—	$82,473	82,473	$2,595	$—

PGIM Laddered Nasdaq-100 Buffer 12 ETF

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Funds(wa):

PGIM Nasdaq-100 Buffer 12 ETF - January*
$—	$3,460,983	$56,423	$366,576	$(17)	$3,771,119	132,204	$—	$—

PGIM Nasdaq-100 Buffer 12 ETF - April*
—	3,509,857	59,043	306,340	(9)	3,757,145	133,303	—	—

PGIM Nasdaq-100 Buffer 12 ETF - July*
—	3,447,289	57,728	382,946	(13)	3,772,494	131,240	—	—

PGIM Nasdaq-100 Buffer 12 ETF - October*
—	3,471,024	56,872	369,176	(15)	3,783,313	132,585	—	—
$—	$13,889,153	$230,066	$1,425,038	$(54)	$15,084,071		$—	$—

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)
$—	$7,576,564	$7,561,069	$—	$—	$15,495	15,495	$2,957	$—
$—	$21,465,717	$7,791,135	$1,425,038	$(54)	$15,099,566		$2,957	$—

PGIM S&P 500 Max Buffer ETF - January

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)
$—	$2,210,864	$2,173,185	$—	$—	$37,679	37,679	$2,309	$—

PGIM Rock ETF Trust 301

Notes to Financial Statements (continued)

PGIM S&P 500 Max Buffer ETF - February

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)
$—	$2,059,965	$2,026,406	$—	$—	$33,559	33,559	$2,097	$—

PGIM S&P 500 Max Buffer ETF - March

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)
$—	$2,030,094	$2,007,725	$—	$—	$22,369	22,369	$1,517	$—

PGIM S&P 500 Max Buffer ETF - April

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)
$—	$2,058,104	$2,000,873	$—	$—	$57,231	57,231	$1,576	$—

PGIM S&P 500 Max Buffer ETF - May

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)
$—	$2,006,614	$1,982,681	$—	$—	$23,933	23,933	$825	$—

PGIM S&P 500 Max Buffer ETF - June

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)
$—	$2,055,984	$2,016,638	$—	$—	$39,346	39,346	$1,647	$—

PGIM S&P 500 Max Buffer ETF - July

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)
$—	$2,008,239	$1,945,419	$—	$—	$62,820	62,820	$1,175	$—

PGIM S&P 500 Max Buffer ETF - August

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)
$—	$2,007,132	$1,932,101	$—	$—	$75,031	75,031	$1,072	$—

PGIM S&P 500 Max Buffer ETF – September

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)
$—	$2,057,950	$1,987,375	$—	$—	$70,575	70,575	$1,481	$—

PGIM S&P 500 Max Buffer ETF – October

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)
$—	$2,176,713	$2,079,229	$—	$—	$97,484	97,484	$444	$—

PGIM S&P 500 Max Buffer ETF – November

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)
$—	$2,000,025	$—	$—	$—	$2,000,025	2,000,025	$226	$—

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. In order to present total distributable earnings (loss) and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to total distributable earnings (loss) and paid-in capital in excess of par for the Funds indicated below.

PGIM Rock ETF Trust 303

Notes to Financial Statements (continued)

For the year or period ended October 31, 2025, the adjustments were as follows:

Fund	Total Distributable Earnings (Loss)	Paid-in Capital in Excess of Par
PGIM S&P 500 Buffer 12 ETF - January (a)(b)	$(1,039,105)	$1,039,105
PGIM S&P 500 Buffer 20 ETF - January (a)(b)	(2,422,057)	2,422,057
PGIM S&P 500 Buffer 12 ETF - February (a)(b)	(988,764)	988,764
PGIM S&P 500 Buffer 20 ETF - February (a)(b)	(901,774)	901,774
PGIM S&P 500 Buffer 12 ETF - March (a)(b)	(1,089,923)	1,089,923
PGIM S&P 500 Buffer 20 ETF - March (a)(b)	(1,178,352)	1,178,352
PGIM S&P 500 Buffer 12 ETF - April (a)(b)	(653,341)	653,341
PGIM S&P 500 Buffer 20 ETF - April (a)(b)	(1,373,352)	1,373,352
PGIM S&P 500 Buffer 12 ETF - May (a)(b)	(468,218)	468,218
PGIM S&P 500 Buffer 20 ETF - May (a)(b)(c)	(653,599)	653,599
PGIM S&P 500 Buffer 12 ETF - June (a)(b)(c)	(754,679)	754,679
PGIM S&P 500 Buffer 20 ETF - June (a)(b)	(939,954)	939,954
PGIM S&P 500 Buffer 12 ETF - July (a)(b)(c)	(1,048,070)	1,048,070
PGIM S&P 500 Buffer 20 ETF - July (a)(b)(c)	(1,395,433)	1,395,433
PGIM S&P 500 Buffer 12 ETF - August (a)(b)(c)	(1,109,619)	1,109,619
PGIM S&P 500 Buffer 20 ETF - August (a)(b)(c)	(819,005)	819,005
PGIM S&P 500 Buffer 12 ETF - September (a)(b)(c)	(1,068,955)	1,068,955
PGIM S&P 500 Buffer 20 ETF - September (a)(b)(c)	(903,135)	903,135
PGIM S&P 500 Buffer 12 ETF - October (a)(b)(c)	(1,324,206)	1,324,206
PGIM S&P 500 Buffer 20 ETF - October (a)(b)(c)	(1,276,860)	1,276,860
PGIM S&P 500 Buffer 12 ETF - November (a)(b)	(1,195,680)	1,195,680
PGIM S&P 500 Buffer 20 ETF - November (a)(b)(c)	(1,580,483)	1,580,483
PGIM S&P 500 Buffer 12 ETF - December (a)(b)(c)	(444,684)	444,684
PGIM S&P 500 Buffer 20 ETF - December (a)(b)(c)	(1,725,152)	1,725,152
PGIM Laddered S&P 500 Buffer 12 ETF	—	—
PGIM Laddered S&P 500 Buffer 20 ETF (b)	(532,647)	532,647
PGIM Nasdaq-100 Buffer 12 ETF - January (d)	21	(21)
PGIM Nasdaq-100 Buffer 12 ETF - April (b)(d)	(103,869)	103,869
PGIM Nasdaq-100 Buffer 12 ETF - July (b)(d)	(269,466)	269,466
PGIM Nasdaq-100 Buffer 12 ETF - October (b)(c)(d)	(627,643)	627,643
PGIM Laddered Nasdaq-100 Buffer 12 ETF (d)	102	(102)
PGIM S&P 500 Max Buffer ETF - January (b)	(8,886)	8,886
PGIM S&P 500 Max Buffer ETF - February	—	—
PGIM S&P 500 Max Buffer ETF - March	—	—
PGIM S&P 500 Max Buffer ETF - April	—	—
PGIM S&P 500 Max Buffer ETF - May	—	—
PGIM S&P 500 Max Buffer ETF - June	—	—
PGIM S&P 500 Max Buffer ETF - July	—	—
PGIM S&P 500 Max Buffer ETF - August	—	—
PGIM S&P 500 Max Buffer ETF – September	—	—
PGIM S&P 500 Max Buffer ETF – October	—	—
PGIM S&P 500 Max Buffer ETF – November	—	—

(a)	Net Operating Loss
(b)	Redemptions In Kind Adjustments
(c)	Straddle Loss Deferral
(d)	Non-deductible excise tax payment.

For the year or period ended October 31, 2025, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
PGIM S&P 500 Buffer 12 ETF - January	$ —	$—	$—	$ —
PGIM S&P 500 Buffer 20 ETF - January	—	—	—	—
PGIM S&P 500 Buffer 12 ETF - February	—	—	—	—
PGIM S&P 500 Buffer 20 ETF - February	—	—	—	—

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
PGIM S&P 500 Buffer 12 ETF - March	$ —	$—	$—	$ —
PGIM S&P 500 Buffer 20 ETF - March	—	—	—	—
PGIM S&P 500 Buffer 12 ETF - April	—	—	—	—
PGIM S&P 500 Buffer 20 ETF - April	—	—	—	—
PGIM S&P 500 Buffer 12 ETF - May	—	—	—	—
PGIM S&P 500 Buffer 20 ETF - May	—	—	—	—
PGIM S&P 500 Buffer 12 ETF - June	—	—	—	—
PGIM S&P 500 Buffer 20 ETF - June	—	—	—	—
PGIM S&P 500 Buffer 12 ETF - July	—	—	—	—
PGIM S&P 500 Buffer 20 ETF - July	—	—	—	—
PGIM S&P 500 Buffer 12 ETF - August	—	—	—	—
PGIM S&P 500 Buffer 20 ETF - August	—	—	—	—
PGIM S&P 500 Buffer 12 ETF - September	—	—	—	—
PGIM S&P 500 Buffer 20 ETF - September	—	—	—	—
PGIM S&P 500 Buffer 12 ETF - October	—	—	—	—
PGIM S&P 500 Buffer 20 ETF - October	—	—	—	—
PGIM S&P 500 Buffer 12 ETF - November	—	—	—	—
PGIM S&P 500 Buffer 20 ETF - November	—	—	—	—
PGIM S&P 500 Buffer 12 ETF - December	—	—	—	—
PGIM S&P 500 Buffer 20 ETF - December	—	—	—	—
PGIM Laddered S&P 500 Buffer 12 ETF	4,474	—	—	4,474
PGIM Laddered S&P 500 Buffer 20 ETF	4,402	—	—	4,402
PGIM Nasdaq-100 Buffer 12 ETF - January	—	—	—	—
PGIM Nasdaq-100 Buffer 12 ETF - April	—	—	—	—
PGIM Nasdaq-100 Buffer 12 ETF - July	—	—	—	—
PGIM Nasdaq-100 Buffer 12 ETF - October	—	—	—	—
PGIM Laddered Nasdaq-100 Buffer 12 ETF	—	—	—	—
PGIM S&P 500 Max Buffer ETF - January	—	—	—	—
PGIM S&P 500 Max Buffer ETF - February	—	—	—	—
PGIM S&P 500 Max Buffer ETF - March	—	—	—	—
PGIM S&P 500 Max Buffer ETF - April	—	—	—	—
PGIM S&P 500 Max Buffer ETF - May	—	—	—	—
PGIM S&P 500 Max Buffer ETF - June	—	—	—	—
PGIM S&P 500 Max Buffer ETF - July	—	—	—	—
PGIM S&P 500 Max Buffer ETF - August	—	—	—	—
PGIM S&P 500 Max Buffer ETF – September	—	—	—	—
PGIM S&P 500 Max Buffer ETF – October	—	—	—	—
PGIM S&P 500 Max Buffer ETF – November	—	—	—	—

For the reporting period ended October 31, 2024, there were no distributions paid by the Funds.

For the year or period ended October 31, 2025, the Funds indicated below had the following amounts of accumulated undistributed earnings on a tax basis:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
PGIM S&P 500 Buffer 12 ETF - January	$—	$—
PGIM S&P 500 Buffer 20 ETF - January	—	—
PGIM S&P 500 Buffer 12 ETF - February	—	—
PGIM S&P 500 Buffer 20 ETF - February	—	—
PGIM S&P 500 Buffer 12 ETF - March	—	—
PGIM S&P 500 Buffer 20 ETF - March	—	—
PGIM S&P 500 Buffer 12 ETF - April	—	—
PGIM S&P 500 Buffer 20 ETF - April	—	—
PGIM S&P 500 Buffer 12 ETF - May	—	—
PGIM S&P 500 Buffer 20 ETF - May	10,892	—
PGIM S&P 500 Buffer 12 ETF - June	—	—
PGIM S&P 500 Buffer 20 ETF - June	—	—
PGIM S&P 500 Buffer 12 ETF - July	—	—
PGIM S&P 500 Buffer 20 ETF - July	—	—
PGIM S&P 500 Buffer 12 ETF - August	—	—

PGIM Rock ETF Trust 305

Notes to Financial Statements (continued)

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
PGIM S&P 500 Buffer 20 ETF - August	$—	$—
PGIM S&P 500 Buffer 12 ETF - September	—	—
PGIM S&P 500 Buffer 20 ETF - September	—	—
PGIM S&P 500 Buffer 12 ETF - October	—	—
PGIM S&P 500 Buffer 20 ETF - October	—	—
PGIM S&P 500 Buffer 12 ETF - November	—	—
PGIM S&P 500 Buffer 20 ETF - November	—	—
PGIM S&P 500 Buffer 12 ETF - December	—	—
PGIM S&P 500 Buffer 20 ETF - December	—	—
PGIM Laddered S&P 500 Buffer 12 ETF	4,823	—
PGIM Laddered S&P 500 Buffer 20 ETF	6,252	—
PGIM Nasdaq-100 Buffer 12 ETF - January	546	—
PGIM Nasdaq-100 Buffer 12 ETF - April	1,965	—
PGIM Nasdaq-100 Buffer 12 ETF - July	547	—
PGIM Nasdaq-100 Buffer 12 ETF - October	546	—
PGIM Laddered Nasdaq-100 Buffer 12 ETF	2,957	—
PGIM S&P 500 Max Buffer ETF - January	—	—
PGIM S&P 500 Max Buffer ETF - February	—	—
PGIM S&P 500 Max Buffer ETF - March	—	—
PGIM S&P 500 Max Buffer ETF - April	—	—
PGIM S&P 500 Max Buffer ETF - May	—	—
PGIM S&P 500 Max Buffer ETF - June	—	—
PGIM S&P 500 Max Buffer ETF - July	—	—
PGIM S&P 500 Max Buffer ETF - August	—	—
PGIM S&P 500 Max Buffer ETF – September	—	—
PGIM S&P 500 Max Buffer ETF – October	—	—
PGIM S&P 500 Max Buffer ETF – November	199	—

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of October 31, 2025 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
PGIM S&P 500 Buffer 12 ETF - January	$10,898,095	$1,644,776	$ (694,959)	$ 949,817
PGIM S&P 500 Buffer 20 ETF - January	26,189,331	4,070,942	(2,615,333)	1,455,609
PGIM S&P 500 Buffer 12 ETF - February	9,559,498	1,417,347	(641,536)	775,811
PGIM S&P 500 Buffer 20 ETF - February	15,352,742	2,295,342	(1,168,217)	1,127,125
PGIM S&P 500 Buffer 12 ETF - March	11,184,307	1,644,429	(868,764)	775,665
PGIM S&P 500 Buffer 20 ETF - March	14,275,213	2,473,159	(1,432,623)	1,040,536
PGIM S&P 500 Buffer 12 ETF - April	11,813,407	2,487,934	(1,481,151)	1,006,783
PGIM S&P 500 Buffer 20 ETF - April	19,694,178	4,502,273	(3,314,037)	1,188,236
PGIM S&P 500 Buffer 12 ETF - May	9,540,306	1,937,796	(1,130,943)	806,853
PGIM S&P 500 Buffer 20 ETF - May	12,782,730	2,848,676	(1,999,061)	849,615
PGIM S&P 500 Buffer 12 ETF - June	10,464,552	1,612,789	(925,815)	686,974
PGIM S&P 500 Buffer 20 ETF - June	18,719,510	3,091,542	(2,009,113)	1,082,429

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
PGIM S&P 500 Buffer 12 ETF - July	$15,365,369	$1,695,119	$ (903,332)	$ 791,787
PGIM S&P 500 Buffer 20 ETF - July	25,367,172	2,708,714	(1,712,232)	996,482
PGIM S&P 500 Buffer 12 ETF - August	10,925,421	934,832	(492,001)	442,831
PGIM S&P 500 Buffer 20 ETF - August	17,451,056	1,592,393	(980,889)	611,504
PGIM S&P 500 Buffer 12 ETF - September	12,055,163	740,762	(396,786)	343,976
PGIM S&P 500 Buffer 20 ETF - September	33,407,222	1,944,954	(1,266,660)	678,294
PGIM S&P 500 Buffer 12 ETF - October	18,097,764	453,666	(249,203)	204,463
PGIM S&P 500 Buffer 20 ETF - October	20,101,821	440,563	(295,276)	145,287
PGIM S&P 500 Buffer 12 ETF - November	8,398,797	—	(1,014)	(1,014)
PGIM S&P 500 Buffer 20 ETF - November	13,132,100	—	(1,578)	(1,578)
PGIM S&P 500 Buffer 12 ETF - December	9,022,774	1,228,543	(396,046)	832,497
PGIM S&P 500 Buffer 20 ETF - December	22,245,043	4,018,427	(2,488,600)	1,529,827
PGIM Laddered S&P 500 Buffer 12 ETF	72,666,536	6,656,073	—	6,656,073
PGIM Laddered S&P 500 Buffer 20 ETF	65,526,991	4,781,451	—	4,781,451
PGIM Nasdaq-100 Buffer 12 ETF - January	5,361,535	1,188,696	(556,394)	632,302
PGIM Nasdaq-100 Buffer 12 ETF - April	6,638,275	2,217,826	(1,521,246)	696,580
PGIM Nasdaq-100 Buffer 12 ETF - July	4,600,010	658,592	(367,058)	291,534
PGIM Nasdaq-100 Buffer 12 ETF - October	7,327,289	263,171	(169,576)	93,595
PGIM Laddered Nasdaq-100 Buffer 12 ETF	13,674,528	1,425,038	—	1,425,038
PGIM S&P 500 Max Buffer ETF - January	2,249,067	384,144	(251,126)	133,018
PGIM S&P 500 Max Buffer ETF - February	3,489,693	515,269	(327,115)	188,154
PGIM S&P 500 Max Buffer ETF - March	2,496,202	402,107	(285,744)	116,363
PGIM S&P 500 Max Buffer ETF - April	2,496,560	565,479	(449,518)	115,961
PGIM S&P 500 Max Buffer ETF - May	2,496,396	587,669	(487,614)	100,055
PGIM S&P 500 Max Buffer ETF - June	3,001,451	492,970	(387,950)	105,020
PGIM S&P 500 Max Buffer ETF - July	2,248,322	234,146	(175,221)	58,925
PGIM S&P 500 Max Buffer ETF - August	3,499,966	296,156	(218,231)	77,925
PGIM S&P 500 Max Buffer ETF – September	4,009,428	161,263	(115,132)	46,131
PGIM S&P 500 Max Buffer ETF – October	3,504,055	67,318	(55,001)	12,317
PGIM S&P 500 Max Buffer ETF – November	3,942,971	—	(178)	(178)

The difference between GAAP basis and tax basis is primarily attributable to deferred losses on wash sales.

PGIM Rock ETF Trust 307

Notes to Financial Statements (continued)

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of October 31, 2025 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
PGIM S&P 500 Buffer 12 ETF - January	$531,000	$—
PGIM S&P 500 Buffer 20 ETF - January	461,000	—
PGIM S&P 500 Buffer 12 ETF - February	378,000	—
PGIM S&P 500 Buffer 20 ETF - February	461,000	—
PGIM S&P 500 Buffer 12 ETF - March	305,000	—
PGIM S&P 500 Buffer 20 ETF - March	516,000	—
PGIM S&P 500 Buffer 12 ETF - April	427,000	—
PGIM S&P 500 Buffer 20 ETF - April	612,000	—
PGIM S&P 500 Buffer 12 ETF - May	38,000	—
PGIM S&P 500 Buffer 20 ETF - May	—	—
PGIM S&P 500 Buffer 12 ETF - June	30,000	—
PGIM S&P 500 Buffer 20 ETF - June	252,000	—
PGIM S&P 500 Buffer 12 ETF - July	16,000	23,000
PGIM S&P 500 Buffer 20 ETF - July	218,000	—
PGIM S&P 500 Buffer 12 ETF - August	1,000	46,000
PGIM S&P 500 Buffer 20 ETF - August	239,000	—
PGIM S&P 500 Buffer 12 ETF - September	191,000	—
PGIM S&P 500 Buffer 20 ETF - September	347,000	—
PGIM S&P 500 Buffer 12 ETF - October	49,000	43,000
PGIM S&P 500 Buffer 20 ETF - October	515,000	—
PGIM S&P 500 Buffer 12 ETF - November	592,000	—
PGIM S&P 500 Buffer 20 ETF - November	1,047,000	—
PGIM S&P 500 Buffer 12 ETF - December	—	—
PGIM S&P 500 Buffer 20 ETF - December	161,000	—
PGIM Laddered S&P 500 Buffer 12 ETF	—	—
PGIM Laddered S&P 500 Buffer 20 ETF	—	—
PGIM Nasdaq-100 Buffer 12 ETF - January	—	—
PGIM Nasdaq-100 Buffer 12 ETF - April	—	—
PGIM Nasdaq-100 Buffer 12 ETF - July	18,000	—
PGIM Nasdaq-100 Buffer 12 ETF - October	232,000	—
PGIM Laddered Nasdaq-100 Buffer 12 ETF	—	—
PGIM S&P 500 Max Buffer ETF - January	—	—
PGIM S&P 500 Max Buffer ETF - February	—	—
PGIM S&P 500 Max Buffer ETF - March	—	—
PGIM S&P 500 Max Buffer ETF - April	—	—
PGIM S&P 500 Max Buffer ETF - May	—	—
PGIM S&P 500 Max Buffer ETF - June	—	—
PGIM S&P 500 Max Buffer ETF - July	—	—
PGIM S&P 500 Max Buffer ETF - August	—	—
PGIM S&P 500 Max Buffer ETF – September	—	—
PGIM S&P 500 Max Buffer ETF – October	—	—
PGIM S&P 500 Max Buffer ETF – November	—	—

The Funds indicated below elected to treat the below approximated losses as having been incurred in the following fiscal year (October 31, 2026).

Fund	Qualified Late-Year Losses	Post-October Capital Losses
PGIM S&P 500 Buffer 12 ETF - January	$(28,000)	$—
PGIM S&P 500 Buffer 20 ETF - January	(149,000)	—
PGIM S&P 500 Buffer 12 ETF - February	(26,000)	—
PGIM S&P 500 Buffer 20 ETF - February	(47,000)	—
PGIM S&P 500 Buffer 12 ETF - March	(28,000)	—
PGIM S&P 500 Buffer 20 ETF - March	(42,000)	—
PGIM S&P 500 Buffer 12 ETF - April	(29,000)	—

Fund	Qualified Late-Year Losses	Post-October Capital Losses
PGIM S&P 500 Buffer 20 ETF - April	$ (60,000)	$—
PGIM S&P 500 Buffer 12 ETF - May	(23,000)	—
PGIM S&P 500 Buffer 20 ETF - May	—	—
PGIM S&P 500 Buffer 12 ETF - June	(27,000)	—
PGIM S&P 500 Buffer 20 ETF - June	(46,000)	—
PGIM S&P 500 Buffer 12 ETF - July	(36,000)	—
PGIM S&P 500 Buffer 20 ETF - July	(55,000)	—
PGIM S&P 500 Buffer 12 ETF - August	(25,000)	—
PGIM S&P 500 Buffer 20 ETF - August	(32,000)	—
PGIM S&P 500 Buffer 12 ETF - September	(24,000)	—
PGIM S&P 500 Buffer 20 ETF - September	(37,000)	—
PGIM S&P 500 Buffer 12 ETF - October	(36,000)	—
PGIM S&P 500 Buffer 20 ETF - October	(31,000)	—
PGIM S&P 500 Buffer 12 ETF - November	(17,000)	—
PGIM S&P 500 Buffer 20 ETF - November	(27,000)	—
PGIM S&P 500 Buffer 12 ETF - December	(23,000)	—
PGIM S&P 500 Buffer 20 ETF - December	(79,000)	—
PGIM Laddered S&P 500 Buffer 12 ETF	—	—
PGIM Laddered S&P 500 Buffer 20 ETF	—	—
PGIM Nasdaq-100 Buffer 12 ETF - January	(16,000)	—
PGIM Nasdaq-100 Buffer 12 ETF - April	(21,000)	—
PGIM Nasdaq-100 Buffer 12 ETF - July	(12,000)	—
PGIM Nasdaq-100 Buffer 12 ETF - October	(11,000)	—
PGIM Laddered Nasdaq-100 Buffer 12 ETF	—	—
PGIM S&P 500 Max Buffer ETF - January	(8,000)	—
PGIM S&P 500 Max Buffer ETF - February	(11,000)	—
PGIM S&P 500 Max Buffer ETF - March	(7,000)	—
PGIM S&P 500 Max Buffer ETF - April	(6,000)	—
PGIM S&P 500 Max Buffer ETF - May	(6,000)	—
PGIM S&P 500 Max Buffer ETF - June	(5,000)	—
PGIM S&P 500 Max Buffer ETF - July	(3,000)	—
PGIM S&P 500 Max Buffer ETF - August	(3,000)	—
PGIM S&P 500 Max Buffer ETF – September	(2,000)	—
PGIM S&P 500 Max Buffer ETF – October	(1,000)	—
PGIM S&P 500 Max Buffer ETF – November	—	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the three fiscal years up to the most recent fiscal year ended October 31, 2025 are subject to such review.

7. Capital and Ownership

Each Fund is an exchange-traded fund, commonly known as an “ETF”. Individual shares of the Funds may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries. Shares of the Funds are listed for trading on the Cboe BZX Exchange, Inc. except for Nasdaq-100 Buffer ETFs and Laddered Nasdaq ETF, which list their shares on the Nasdaq Stock Market LLC. (together with Cboe BZX Exchange, Inc., the “Exchanges”), and because the shares of the Funds trade at market prices rather than NAV, shares of the Funds may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each Fund will issue and redeem its shares at NAV only in aggregations of a specified number of shares called a “Creation Unit”. An Authorized Participant is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Funds or one of their service providers that allows the Authorized Participant to place orders for the purchase and redemption of Creation Units.

A creation transaction, which is subject to acceptance by the Distributor and each Fund, generally takes place when an Authorized Participant deposits into each Fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, which together approximate the holdings of each Fund in exchange for a specified number of Creation Units. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities, assets or other propositions (the “redemption basket”) held by each Fund and an amount of cash (including any portion of such securities for which cash may be substituted). The Funds may, in certain circumstances,

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offer Creation Units partially or solely for cash. Except when aggregated in Creation Units, shares are not redeemable by the Funds. Creation and redemption baskets may differ and the Funds may accept “custom baskets”. A Creation Unit consists of 10,000 shares of each Fund.

Authorized Participants may be required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, for each transaction in a Creation Unit regardless of the number of Creation Units created or redeemed on that day. These fees, if charged, are paid to the Custodian to offset costs associated with processing creation and redemption transactions. Authorized Participants transacting in creation units for cash may pay an additional variable fee to compensate the Funds for transaction costs and market impact expenses relating to purchases or sales of portfolio securities. Such variable fees, if any, are included in “Net proceeds from shares sold” and/or “Cost of shares purchased”, as applicable, in the Statements of Changes in Net Assets.

The RIC is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value per share.

As of October 31, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
PGIM S&P 500 Buffer 12 ETF - January	266,422	72.0%
PGIM S&P 500 Buffer 20 ETF - January	204,362	22.5
PGIM S&P 500 Buffer 12 ETF - February	236,221	71.5
PGIM S&P 500 Buffer 20 ETF - February	227,111	41.3
PGIM S&P 500 Buffer 12 ETF - March	248,167	65.3
PGIM S&P 500 Buffer 20 ETF - March	230,347	45.2
PGIM S&P 500 Buffer 12 ETF - April	248,502	56.5
PGIM S&P 500 Buffer 20 ETF - April	244,162	33.4
PGIM S&P 500 Buffer 12 ETF - May	243,270	71.5
PGIM S&P 500 Buffer 20 ETF - May	198,509	43.2
PGIM S&P 500 Buffer 12 ETF - June	260,253	70.3
PGIM S&P 500 Buffer 20 ETF - June	236,690	35.3
PGIM S&P 500 Buffer 12 ETF - July	230,499	43.5
PGIM S&P 500 Buffer 20 ETF - July	203,626	22.9
PGIM S&P 500 Buffer 12 ETF - August	213,073	57.6
PGIM S&P 500 Buffer 20 ETF - August	207,734	34.1
PGIM S&P 500 Buffer 12 ETF - September	221,384	54.0
PGIM S&P 500 Buffer 20 ETF - September	204,097	17.6
PGIM S&P 500 Buffer 12 ETF - October	248,797	40.8
PGIM S&P 500 Buffer 20 ETF - October	216,977	31.0
PGIM S&P 500 Buffer 12 ETF - November	218,293	78.0
PGIM S&P 500 Buffer 20 ETF - November	206,628	45.9
PGIM S&P 500 Buffer 12 ETF - December	221,529	67.1
PGIM S&P 500 Buffer 20 ETF - December	202,223	24.7
PGIM Laddered S&P 500 Buffer 12 ETF	492,000	18.4
PGIM Laddered S&P 500 Buffer 20 ETF	471,500	19.4
PGIM Nasdaq-100 Buffer 12 ETF - January	142,204	67.7
PGIM Nasdaq-100 Buffer 12 ETF - April	143,303	55.3
PGIM Nasdaq-100 Buffer 12 ETF - July	141,240	83.1
PGIM Nasdaq-100 Buffer 12 ETF - October	142,585	54.8
PGIM Laddered Nasdaq-100 Buffer 12 ETF	280,000	52.8
PGIM S&P 500 Max Buffer ETF - January	77,001	85.6
PGIM S&P 500 Max Buffer ETF - February	76,001	54.3
PGIM S&P 500 Max Buffer ETF - March	80,001	80.0
PGIM S&P 500 Max Buffer ETF - April	69,001	69.0
PGIM S&P 500 Max Buffer ETF - May	64,001	64.0
PGIM S&P 500 Max Buffer ETF - June	80,001	66.7
PGIM S&P 500 Max Buffer ETF - July	80,001	88.9
PGIM S&P 500 Max Buffer ETF - August	77,001	55.0
PGIM S&P 500 Max Buffer ETF – September	80,001	50.0

Fund	Number of Shares	Percentage of Outstanding Shares
PGIM S&P 500 Max Buffer ETF – October	80,001	57.1%
PGIM S&P 500 Max Buffer ETF – November	80,001	100.0

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
PGIM S&P 500 Buffer 12 ETF - January	1	72.0%
PGIM S&P 500 Buffer 20 ETF - January	1	22.5
PGIM S&P 500 Buffer 12 ETF - February	1	71.5
PGIM S&P 500 Buffer 20 ETF - February	1	41.3
PGIM S&P 500 Buffer 12 ETF - March	1	65.3
PGIM S&P 500 Buffer 20 ETF - March	1	45.2
PGIM S&P 500 Buffer 12 ETF - April	1	56.5
PGIM S&P 500 Buffer 20 ETF - April	1	33.4
PGIM S&P 500 Buffer 12 ETF - May	1	71.5
PGIM S&P 500 Buffer 20 ETF - May	1	43.2
PGIM S&P 500 Buffer 12 ETF - June	1	70.3
PGIM S&P 500 Buffer 20 ETF - June	1	35.3
PGIM S&P 500 Buffer 12 ETF - July	1	43.5
PGIM S&P 500 Buffer 20 ETF - July	1	22.9
PGIM S&P 500 Buffer 12 ETF - August	1	57.6
PGIM S&P 500 Buffer 20 ETF - August	1	34.1
PGIM S&P 500 Buffer 12 ETF - September	1	54.0
PGIM S&P 500 Buffer 20 ETF - September	1	17.6
PGIM S&P 500 Buffer 12 ETF - October	1	40.8
PGIM S&P 500 Buffer 20 ETF - October	1	31.0
PGIM S&P 500 Buffer 12 ETF - November	1	78.0
PGIM S&P 500 Buffer 20 ETF - November	1	45.9
PGIM S&P 500 Buffer 12 ETF - December	1	67.1
PGIM S&P 500 Buffer 20 ETF - December	1	24.7
PGIM Laddered S&P 500 Buffer 12 ETF	1	18.4
PGIM Laddered S&P 500 Buffer 20 ETF	1	19.4
PGIM Nasdaq-100 Buffer 12 ETF - January	1	67.7
PGIM Nasdaq-100 Buffer 12 ETF - April	1	55.3
PGIM Nasdaq-100 Buffer 12 ETF - July	1	83.1
PGIM Nasdaq-100 Buffer 12 ETF - October	1	54.8
PGIM Laddered Nasdaq-100 Buffer 12 ETF	1	52.8
PGIM S&P 500 Max Buffer ETF - January	1	85.6
PGIM S&P 500 Max Buffer ETF - February	1	54.3
PGIM S&P 500 Max Buffer ETF - March	1	80.0
PGIM S&P 500 Max Buffer ETF - April	1	69.0
PGIM S&P 500 Max Buffer ETF - May	1	64.0
PGIM S&P 500 Max Buffer ETF - June	1	66.7
PGIM S&P 500 Max Buffer ETF - July	1	88.9
PGIM S&P 500 Max Buffer ETF - August	1	55.0
PGIM S&P 500 Max Buffer ETF – September	1	50.0
PGIM S&P 500 Max Buffer ETF – October	1	57.1
PGIM S&P 500 Max Buffer ETF – November	1	100.0
Unaffiliated:
PGIM S&P 500 Buffer 12 ETF - January	2	22.1
PGIM S&P 500 Buffer 20 ETF - January	2	71.4
PGIM S&P 500 Buffer 12 ETF - February	3	25.7
PGIM S&P 500 Buffer 20 ETF - February	2	43.1
PGIM S&P 500 Buffer 12 ETF - March	2	26.8
PGIM S&P 500 Buffer 20 ETF - March	2	42.9
PGIM S&P 500 Buffer 12 ETF - April	3	38.8
PGIM S&P 500 Buffer 20 ETF - April	2	58.9
PGIM S&P 500 Buffer 12 ETF - May	1	17.5
PGIM S&P 500 Buffer 20 ETF - May	2	51.1
PGIM S&P 500 Buffer 12 ETF - June	1	13.6

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Fund	Number of Shareholders	Percentage of Outstanding Shares
Unaffiliated:
PGIM S&P 500 Buffer 20 ETF - June	2	59.0%
PGIM S&P 500 Buffer 12 ETF - July	4	48.6
PGIM S&P 500 Buffer 20 ETF - July	2	65.9
PGIM S&P 500 Buffer 12 ETF - August	3	31.5
PGIM S&P 500 Buffer 20 ETF - August	2	58.1
PGIM S&P 500 Buffer 12 ETF - September	2	32.9
PGIM S&P 500 Buffer 20 ETF - September	2	77.4
PGIM S&P 500 Buffer 12 ETF - October	2	49.0
PGIM S&P 500 Buffer 20 ETF - October	3	62.9
PGIM S&P 500 Buffer 12 ETF - November	3	20.4
PGIM S&P 500 Buffer 20 ETF - November	3	50.5
PGIM S&P 500 Buffer 12 ETF - December	1	15.0
PGIM S&P 500 Buffer 20 ETF - December	5	67.0
PGIM Laddered S&P 500 Buffer 12 ETF	3	76.1
PGIM Laddered S&P 500 Buffer 20 ETF	2	71.6
PGIM Nasdaq-100 Buffer 12 ETF - January	1	26.3
PGIM Nasdaq-100 Buffer 12 ETF - April	1	40.4
PGIM Nasdaq-100 Buffer 12 ETF - July	—	—
PGIM Nasdaq-100 Buffer 12 ETF - October	2	32.9
PGIM Laddered Nasdaq-100 Buffer 12 ETF	2	41.8
PGIM S&P 500 Max Buffer ETF - January	1	8.0
PGIM S&P 500 Max Buffer ETF - February	3	39.0
PGIM S&P 500 Max Buffer ETF - March	2	16.7
PGIM S&P 500 Max Buffer ETF - April	3	30.9
PGIM S&P 500 Max Buffer ETF - May	1	29.1
PGIM S&P 500 Max Buffer ETF - June	3	29.3
PGIM S&P 500 Max Buffer ETF - July	1	5.8
PGIM S&P 500 Max Buffer ETF - August	4	42.4
PGIM S&P 500 Max Buffer ETF – September	2	41.2
PGIM S&P 500 Max Buffer ETF – October	3	37.7
PGIM S&P 500 Max Buffer ETF – November	—	—

The Funds may make payment for Fund shares redeemed and contributed wholly or in part by distributing portfolio securities to shareholders. For the reporting period ended October 31, 2025, certain funds had subscriptions in-kind and/or redemptions in-kind with total proceeds in the amounts presented on the Statement of Changes in Net Assets.

8. Risks of Investing in the Funds

S&P 500 Buffer ETFs and S&P 500 Max Buffer ETFs:

Each S&P 500 Buffer ETF’s and S&P 500 Max Buffer ETF’s principal risks include, but are not limited to, some or all of the risks discussed below. With respect to the S&P 500 Buffer ETFs and the S&P 500 Max Buffer ETFs, the term “Underlying ETF” means SPY. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Authorized Participant Concentration Risk: Only an Authorized Participant (as defined in “How to Buy and Sell Shares” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.

Buffered Loss Risk: There can be no guarantee that the Fund will be successful in its strategy to provide limited downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the limited buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.

Cap Change Risk: A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods. In addition, depending on market conditions for the FLEX Options and the establishment of the cap, the S&P 500 Max Buffer ETFs may have a buffer significantly below 100% in certain Target Outcome Periods.

Capped Upside Risk: The Fund’s strategy seeks to provide returns subject to a pre-determined upside cap. The upside cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund’s fees and expenses and because the Fund’s returns are subject to a cap, the return of the Fund could represent a return that is worse than the price performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.

Cash Transactions Risk: Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Counterparty Risk: Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to

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curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

ETF Shares Trading Risk: Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.

Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.

Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.

No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.

FLEX Options Risk: When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.

FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.

FLEX Options Trading Risk: Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund’s counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.

FLEX Options Valuation Risk: The FLEX Options held by a Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by a Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.

Large Capitalization Companies Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Leverage Risk: FLEX Options and other derivatives may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets.

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Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.

New/Small Fund Risk: The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Target Outcome Period Risk: The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the limited buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF due to the annual imposition of a new cap and may be unable to recapture losses from a prior Target Outcome Period as a result of the Fund resetting its cap, and to the extent applicable its buffer, each Target Outcome Period.

Tax Risk: The Fund intends to qualify as a “Regulated Investment Company” under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund’s options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. To qualify and maintain its status as a Regulated Investment Company, the Fund must meet certain income, diversification and distribution tests. If the Fund did not qualify as a Regulated Investment Company for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a Regulated Investment Company, a Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.

The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).

The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its Regulated Investment Company qualification, the Fund must distribute at least 90% of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its Regulated Investment Company qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.

In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a Regulated Investment Company.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Underlying ETF Risk: The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses. The Fund’s value may not directly correlate to the value of the Underlying ETF due to the Fund’s fees and transaction expenses related to the FLEX Options and that the FLEX Options are only exercisable on the expiration date. The fluctuating value of the FLEX Options will affect the Fund’s value.

Laddered S&P 500 Buffer ETFs:

Each Laddered S&P 500 Buffer ETF’s principal risks include, but are not limited to, some or all of the risks discussed below. With respect to the Laddered S&P 500 Buffer ETFs, the term “Underlying ETFs” means the S&P 500 Buffer 12 ETFs or the S&P 500 Buffer 20 ETFs, as applicable. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Authorized Participant Concentration Risk: Only an Authorized Participant (as defined in “How to Buy and Sell Shares” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.

Buffered Loss Risk: There can be no guarantee that the Fund will provide downside protection against SPY losses. The buffer is only provided by the Underlying ETFs and the Fund itself does not provide any stated buffer against losses. The Fund likely will not receive the full benefit of the Underlying ETF buffers and could have limited upside potential. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. Each Underlying ETF’s strategy seeks to

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deliver returns that match the price return of SPY (up to the cap), while limiting downside losses, if shares are bought on the first day of a Target Outcome Period and held until the end of that Target Outcome Period. To the extent the Fund acquires shares of the Underlying ETFs in connection with creations of new shares of the Fund and during each quarterly rebalancing, the Fund typically will not acquire Underlying ETF shares on the first day of a Target Outcome Period. Likewise, to the extent the Fund disposes of shares of the Underlying ETFs in connection with redemptions of shares of the Fund and during each quarterly rebalancing, any such dispositions typically will not occur on the last day of a Target Outcome Period. In the event that the Fund acquires shares after the first day of a Target Outcome Period or disposes of shares prior to the end of a Target Outcome Period, the buffer that the Underlying ETF seeks to provide may not be available. If the Fund purchases Underlying ETF shares during a Target Outcome Period at a time when the Underlying ETF has decreased in value by 12% or 20%, as applicable, or more, from the value of the Underlying ETF on the first day of the Target Outcome Period (the “Initial Underlying ETF Value”), the buffer protection received by the Fund from its investments in the Underlying ETF will essentially be zero (meaning the Fund can lose its entire investment). If the Fund purchases Underlying ETF shares at a time when the Underlying ETF has decreased in value by less than 12% or 20%, as applicable, from the Initial Underlying ETF Value, the Underlying ETF’s buffer protection received by the Fund from its investments in the Underlying ETF will be reduced by the difference between the Initial Underlying ETF Value and the NAV of the Underlying ETF on the date the Fund purchases the shares.

Cap Change Risk: A new cap for an Underlying ETF is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.

Capped Upside Risk: Each Underlying ETF’s strategy seeks to provide returns that match the price return of SPY for shares acquired on the first day of a Target Outcome Period and held for the entire Target Outcome Period, subject to a pre-determined upside cap. Because the Fund will acquire shares of the Underlying ETFs in connection with creations of new shares of the Fund and during each quarterly rebalance, the Fund typically will not acquire Underlying ETF shares on the first day of a Target Outcome Period. Likewise, the Fund will dispose of shares of the Underlying ETFs in connection with redemptions of shares of the Fund and during each quarterly rebalance, and such disposals typically will not occur on the last day of a Target Outcome Period. In the event that the Fund acquires Underlying ETF shares after the first day of a Target Outcome Period and the Underlying ETF has risen in value to a level near or at the cap (because the Fund’s potential gain will be limited to the difference between the Underlying ETF’s NAV on the date the Fund purchases Underlying ETF shares and the cap), there may be little or no ability for the Fund to experience an investment gain on those Underlying ETF shares; however, the Fund will remain vulnerable to downside risks. This could be true for all of the Underlying ETFs held by the Fund at a certain point in time severely limiting the Fund’s ability to participate in gains during that time. If SPY experiences gains during a Target Outcome Period, an Underlying ETF will not participate in those gains beyond the cap. If the Fund buys Underlying ETF shares when the price exceeds the cap, the Fund will not experience any gain in respect of those Underlying ETF shares regardless of the performance of SPY.

Cash Transactions Risk: Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Counterparty Risk: Underlying ETF transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Underlying ETF. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to an Underlying ETF and, in turn, the Fund. An Underlying ETF may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of an Underlying ETF to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, an Underlying ETF and, in turn, the Fund could suffer significant losses.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: The Fund is exposed to the performance of the equity markets through investments in the Underlying ETFs which have exposure to FLEX Options on the SPY. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Underlying ETFs invest could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

ETF Shares Trading Risk: Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund.

Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.

Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.

No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.

FLEX Options Risk: The Underlying ETFs invest in FLEX Options. When an Underlying ETF purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Underlying ETF were permitted to expire without being sold or exercised, its premium would represent a loss to the Underlying ETF. To the extent that the Underlying ETF writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Underlying ETF and, in turn, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.

FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options, Underlying ETF shares and, in turn, Fund shares and result in the Fund being unable to achieve its investment objective.

FLEX Options Trading Risk: Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, an Underlying ETF’s counterparty is the OCC, rather than a bank or broker. Since no Underlying ETF is a member of the OCC and only members (“clearing members”) can participate directly in the OCC, each Underlying ETF will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Underlying ETF will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by an Underlying ETF with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of such Underlying ETF’s clearing member. There is a risk that the assets of an Underlying ETF might not be fully protected in the event of a clearing member’s default and an Underlying ETF would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, an Underlying ETF could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of an Underlying ETF.

FLEX Options Valuation Risk: The FLEX Options held by the Underlying ETFs will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value

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of the SPY. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the SPY. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the SPY’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by an Underlying ETF typically do not increase or decrease at the same rate as the SPY’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Underlying ETF’s NAV (and, in turn, the Fund’s NAV) may not increase or decrease at the same rate as the SPY’s share price.

Large Capitalization Companies Risk: SPY invests in the securities of large capitalization companies. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, an Underlying ETF’s and, in turn, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

New/Small Fund Risk: The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.

Portfolio Turnover Risk: The Fund may engage in active and frequent trading leading to an increased portfolio turnover rate. Under certain market conditions, the Fund’s turnover rate may be higher than that of other funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Target Outcome Period Risk: Each Underlying ETF’s investment strategy is designed to deliver returns that match the price return of SPY if shares are bought on the day on which the Underlying ETF enters into the FLEX Options (i.e., the first day of a Target Outcome Period) and held until those FLEX Options expire at the end of the Target Outcome Period subject to the cap. Because the Fund will acquire shares of the Underlying ETFs in connection with creations of new shares of the Fund and during each quarterly rebalance, the Fund typically will not acquire Underlying ETF shares on the first day of a Target Outcome Period. Likewise, the Fund will dispose of shares of the Underlying ETFs in connection with redemptions of shares of the Fund and during each quarterly rebalance, and such disposals typically will not occur on the last day of a Target Outcome Period. In the event the Fund acquires shares of an Underlying ETF after the first day of a Target Outcome Period or disposes of shares prior to the expiration of the Target Outcome Period, the value of the Fund’s investment in Underlying ETF shares may not be buffered against a decline in the value of SPY and may not participate in a gain in the value of SPY for the Fund’s investment period.

Tax Risk: The Fund intends to qualify as a “Regulated Investment Company” under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”). To qualify and maintain its status as a Regulated Investment Company, the Fund must meet certain income, diversification and distribution tests. The Fund’s qualification as a Regulated Investment Company depends on the qualification of the Underlying ETFs as Regulated Investment Companies. If one or more of the Underlying ETFs were to lose its status as a Regulated Investment Company, the Fund might fail its requirement to have a diversified portfolio, and, thus, lose its own Regulated Investment Company status. If the Fund did not qualify as a Regulated Investment Company for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a Regulated Investment Company, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund may reorganize, close or materially change its investment objective and strategies.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Underlying ETFs and SPY Risk: The value of an investment in the Fund will be related to the investment performance of the Underlying ETFs and, in turn, SPY. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETFs and its investments. Exposure to the Underlying ETFs will also expose the Fund to a pro rata portion of the Underlying ETFs’ fees and expenses. The fluctuating value of the FLEX Options will affect the Underlying ETFs’ value and, in turn, the Fund’s value.

The Fund intends to generally rebalance its portfolio to equal weight (i.e., 81/3% per Underlying ETF) quarterly, in connection with the reset of the cap of each Underlying ETF. In between such rebalances, market movements in the prices of the Underlying ETFs may result in the Fund having temporary larger exposures to certain Underlying ETFs compared to others. Under such circumstances, the Fund’s returns would be more greatly influenced by the returns of the Underlying ETFs with the larger exposures.

Nasdaq-100 Buffer ETFs:

Each Nasdaq-100 Buffer ETF’s principal risks include, but are not limited to, some or all of the risks discussed below. With respect to the Nasdaq-100 Buffer ETFs, the term “Underlying ETF” means QQQ. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Authorized Participant Concentration Risk: Only an Authorized Participant (as defined in “How to Buy and Sell Shares” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.

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Buffered Loss Risk: There can be no guarantee that the Fund will be successful in its strategy to provide limited downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the limited buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.

Cap Change Risk: A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.

Capped Upside Risk: The Fund’s strategy seeks to provide returns subject to a predetermined upside cap. The cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund’s fees and expenses and because the Fund’s returns are subject to a cap, the return of the Fund could represent a return that is worse than the price performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.

Cash Transactions Risk: Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Counterparty Risk: Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

ETF Shares Trading Risk: Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.

Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.

Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.

No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.

FLEX Options Risk: When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.

FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.

FLEX Options Trading Risk: Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund’s counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore,

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the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.

FLEX Options Valuation Risk: The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.

Large Capitalization Companies Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Leverage Risk: FLEX Options and other derivatives may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets.

Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.

New/Small Fund Risk: The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Target Outcome Period Risk: The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the limited buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF due to the annual imposition of a new cap and may be unable to recapture losses from a prior Target Outcome Period as a result of the Fund resetting its cap each Target Outcome Period.

Tax Risk: The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund’s options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.

The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary

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income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).

The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.

In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Technology Sector Risk: QQQ’s assets may be concentrated in the technology sector and in the securities of technology-related companies in other sectors, which means it will be more affected by the performance of the technology sector than a fund that is less concentrated. Market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology advances is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, consumer preferences, excessive investor optimism or pessimism, government regulation or scrutiny, competition, both domestically and internationally, including competition from foreign competitors with lower production costs, actual or perceived security vulnerabilities in products and services and the availability and price of computer software technology components. Stocks of technology companies and companies that rely heavily on technology advances, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, technology companies and companies that rely heavily on technology advances may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Underlying ETF Risk: The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses. The Fund’s value may not directly correlate to the value of the Underlying ETF due to the Fund’s fees and transaction expenses related to the FLEX Options and that the FLEX Options are only exercisable on the expiration date. The fluctuating value of the FLEX Options will affect the Fund’s value.

Laddered Nasdaq ETF:

The Laddered Nasdaq ETF’s principal risks include, but are not limited to, some or all of the risks discussed below. With respect to the Laddered Nasdaq ETF, the term “Underlying ETFs” means the Nasdaq-100 Buffer ETFs. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Authorized Participant Concentration Risk: Only an Authorized Participant (as defined in “How to Buy and Sell Shares” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.

Buffered Loss Risk: There can be no guarantee that the Fund will be successful in its strategy to provide limited downside protection against QQQ losses. The buffer is only provided by the Underlying ETFs and the Fund itself does not provide any stated buffer against losses. The Fund likely will not receive the full benefit of the Underlying ETF buffers and could have limited upside potential. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. Each Underlying ETF’s strategy seeks to deliver returns that match the price return of QQQ (up to the cap), while limiting downside losses, if shares are bought on the first day of a Target Outcome Period and held until the end of that Target Outcome Period. To the extent the Fund acquires shares of the Underlying ETFs in connection with creations of new shares of the Fund and during each quarterly rebalancing, the Fund typically will not acquire Underlying ETF shares on the first day of a Target Outcome Period. Likewise, to the extent the Fund disposes of shares of the Underlying ETFs in connection with redemptions of shares of the Fund and during each quarterly rebalancing, any such dispositions typically will not occur on the last day of a Target Outcome Period. In the event that the Fund acquires shares after the first day of a Target Outcome Period or disposes of shares prior to the end of a Target Outcome Period, the buffer that the Underlying ETF seeks to provide may not be available. If the Fund purchases Underlying ETF shares during a Target Outcome Period at a time when the Underlying ETF has decreased in value by 12% or more from the value of the Underlying ETF on the first day of the Target Outcome Period (the “Initial Underlying ETF Value”), the buffer protection received by the Fund from its investments in the Underlying ETF will essentially be zero (meaning the Fund can lose its entire investment). If the Fund purchases Underlying ETF shares at a time when the Underlying ETF has decreased in value by less than 12% from the Initial Underlying ETF Value, the Fund’s ability to benefit from the buffer will be reduced by the difference between the Initial Underlying ETF Value and the NAV of the Underlying ETF on the date the Fund purchases the shares.

Cap Change Risk: A new cap for an Underlying ETF is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.

Capped Upside Risk: Each Underlying ETF’s strategy seeks to provide returns that match the price return of QQQ for shares acquired on the first day of a Target Outcome Period and held for the entire Target Outcome Period, subject to a pre-determined upside cap. Because the Fund will acquire shares of the Underlying ETFs in connection with creations of new shares of the Fund and during each quarterly rebalance, the Fund typically will not acquire Underlying ETF shares on the first day of a Target Outcome Period. Likewise, the Fund will dispose of shares of the Underlying ETFs in connection with redemptions of shares of the Fund and during each quarterly rebalance, and such disposals typically will not occur on the last day of a Target Outcome Period. In the event that the Fund acquires Underlying ETF shares after the first day of a Target Outcome Period and the Underlying ETF has risen in value to a level near or at the cap (because the Fund’s potential gain will be limited to the difference between the Underlying ETF’s NAV on the date the Fund purchases Underlying ETF shares and the cap), there may be little or no ability for the Fund to experience an investment gain on those Underlying ETF shares; however, the Fund will remain vulnerable to downside risks. This could be true for all of the Underlying ETFs held by the Fund at a certain point in time severely limiting the Fund’s ability to participate in gains during that time. If QQQ experiences gains during a Target Outcome Period, an Underlying ETF will not participate in those gains beyond the cap. If the Fund buys Underlying ETF shares when the price exceeds the cap, the Fund will not experience any gain in respect of those Underlying ETF shares regardless of the performance of QQQ.

Cash Transactions Risk: Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Counterparty Risk: Underlying ETF transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Underlying ETF. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to an Underlying ETF and, in turn, the Fund. An Underlying ETF may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of an

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Underlying ETF to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, an Underlying ETF and, in turn, the Fund could suffer significant losses.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: The Fund is exposed to the performance of the equity markets through investments in the Underlying ETFs which have exposure to FLEX Options on the QQQ. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Underlying ETFs invest could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

ETF Shares Trading Risk: Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.

Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.

Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.

No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.

FLEX Options Risk: The Underlying ETFs invest in FLEX Options. When an Underlying ETF purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Underlying ETF were permitted to expire without being sold or exercised, its premium would represent a loss to the Underlying ETF. To the extent that the Underlying ETF writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Underlying ETF and, in turn, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.

FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options, Underlying ETF shares and, in turn, Fund shares and result in the Fund being unable to achieve its investment objective.

FLEX Options Trading Risk: Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, an Underlying ETF’s counterparty is the OCC, rather than a bank or broker. Since no Underlying ETF is a member of the OCC and only members (“clearing members”) can participate directly in the OCC, each Underlying ETF will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Underlying ETF will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by an Underlying ETF with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of such Underlying ETF’s clearing member. There is a risk that the assets of an Underlying ETF might not be fully protected in the event of a clearing member’s default and an Underlying ETF would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, an Underlying ETF could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of an Underlying ETF.

FLEX Options Valuation Risk: The FLEX Options held by the Underlying ETFs will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the QQQ. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the QQQ. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the QQQ’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by an Underlying ETF typically do not increase or decrease at the same rate as the QQQ’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Underlying ETF’s NAV (and, in turn, the Fund’s NAV) may not increase or decrease at the same rate as the QQQ’s share price.

Large Capitalization Companies Risk: QQQ invests in the securities of large capitalization companies. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, an Underlying ETF’s and, in turn, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

PGIM Rock ETF Trust 329

Notes to Financial Statements (continued)

New/Small Fund Risk: The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.

Portfolio Turnover Risk: The Fund may engage in active and frequent trading leading to an increased portfolio turnover rate. Under certain market conditions, the Fund’s turnover rate may be higher than that of other funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Target Outcome Period Risk: Each Underlying ETF’s investment strategy is designed to deliver returns that match the price return of QQQ if shares are bought on the day on which the Underlying ETF enters into the FLEX Options (i.e., the first day of a Target Outcome Period) and held until those FLEX Options expire at the end of the Target Outcome Period subject to the cap. Because the Fund will acquire shares of the Underlying ETFs in connection with creations of new shares of the Fund and during each quarterly rebalance, the Fund typically will not acquire Underlying ETF shares on the first day of a Target Outcome Period. Likewise, the Fund will dispose of shares of the Underlying ETFs in connection with redemptions of shares of the Fund and during each quarterly rebalance, and such disposals typically will not occur on the last day of a Target Outcome Period. In the event the Fund acquires shares of an Underlying ETF after the first day of a Target Outcome Period or disposes of shares prior to the expiration of the Target Outcome Period, the value of the Fund’s investment in Underlying ETF shares may not be buffered against a decline in the value of QQQ and may not participate in a gain in the value of QQQ for the Fund’s investment period.

Tax Risk: The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”). To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. The Fund’s qualification as a RIC depends on the qualification of the Underlying ETFs as RICs. If one or more of the Underlying ETFs were to lose its status as a RIC, the Fund might fail its requirement to have a diversified portfolio, and, thus, lose its own RIC status. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund may reorganize, close or materially change its investment objective and strategies.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares and shortly thereafter the Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Technology Sector Risk: QQQ’s assets may be concentrated in the technology sector and in the securities of technology-related companies in other sectors, which means it will be more affected by the performance of the technology sector than a fund that is less concentrated. Market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology advances is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, consumer preferences, excessive investor optimism or pessimism, government regulation or scrutiny, competition, both domestically and internationally, including competition from foreign competitors with lower production costs, actual or perceived security vulnerabilities in products and services and the availability and price of computer software technology components. Stocks of technology companies and companies that rely heavily on technology advances, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, technology companies and companies that rely heavily on technology advances may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Underlying ETFs and QQQ Risk: The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETFs, and, in turn, QQQ. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying Fund and its investments. Exposure to the Underlying ETFs will also expose the Fund to a pro rata portion of the Underlying ETFs’ fees and expenses. The fluctuating value of the FLEX Options will affect the Underlying ETFs’ value, and, in turn, the Fund’s value.

The Fund intends to generally rebalance its portfolio to equal weight (i.e., 25% per Underlying ETF) quarterly, in connection with the reset of the cap of each Underlying ETF. In between such rebalances, market movements in the prices of the Underlying ETFs may result in the Fund having temporary larger exposures to certain Underlying ETFs compared to others. Under such circumstances, the Fund’s returns would be more greatly influenced by the returns of the Underlying ETFs with the larger exposures.

9. Recent Accounting Pronouncement and Regulatory Developments

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – “Improvements to Income Taxes Disclosures”, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management has evaluated the impact and does not expect the ASU to have a material impact on the financial statements including the Nasdaq-100 Buffer ETFs, Laddered Nasdaq ETF and the S&P 500 Max Buffer ETFs in which the pronouncement is effective for the year ended October 31, 2025.

10. Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of October 31, 2025.

PGIM Rock ETF Trust 331

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PGIM Rock ETF Trust and Shareholders of each of the forty-two funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (forty-two of the funds constituting PGIM Rock ETF Trust, hereafter collectively referred to as the “Funds”) as of October 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2025, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

PGIM S&P 500 Buffer 12 ETF – January (1)	PGIM S&P 500 Buffer 20 ETF – November (11)
PGIM S&P 500 Buffer 20 ETF – January (1)	PGIM S&P 500 Buffer 12 ETF – December (12)
PGIM S&P 500 Buffer 12 ETF – February (2)	PGIM S&P 500 Buffer 20 ETF – December (12)
PGIM S&P 500 Buffer 20 ETF – February (2)	PGIM Laddered S&P 500 Buffer 12 ETF (13)
PGIM S&P 500 Buffer 12 ETF – March (3)	PGIM Laddered S&P 500 Buffer 20 ETF (13)
PGIM S&P 500 Buffer 20 ETF – March (3)	PGIM Nasdaq-100 Buffer 12 ETF – January (14)
PGIM S&P 500 Buffer 12 ETF – April (4)	PGIM Nasdaq-100 Buffer 12 ETF – April (14)
PGIM S&P 500 Buffer 20 ETF – April (4)	PGIM Nasdaq-100 Buffer 12 ETF – July (14)
PGIM S&P 500 Buffer 12 ETF – May (5)	PGIM Nasdaq-100 Buffer 12 ETF – October (14)
PGIM S&P 500 Buffer 20 ETF – May (5)	PGIM Laddered Nasdaq-100 Buffer 12 ETF (14)
PGIM S&P 500 Buffer 12 ETF – June (6)	PGIM S&P 500 Max Buffer ETF – January (15)
PGIM S&P 500 Buffer 20 ETF – June (6)	PGIM S&P 500 Max Buffer ETF – February (16)
PGIM S&P 500 Buffer 12 ETF – July (7)	PGIM S&P 500 Max Buffer ETF – March (17)
PGIM S&P 500 Buffer 20 ETF – July (7)	PGIM S&P 500 Max Buffer ETF – April (18)
PGIM S&P 500 Buffer 12 ETF – August (8)	PGIM S&P 500 Max Buffer ETF – May (19)
PGIM S&P 500 Buffer 20 ETF – August (8)	PGIM S&P 500 Max Buffer ETF – June (20)
PGIM S&P 500 Buffer 12 ETF – September (9)	PGIM S&P 500 Max Buffer ETF – July (21)
PGIM S&P 500 Buffer 20 ETF – September (9)	PGIM S&P 500 Max Buffer ETF – August (22)
PGIM S&P 500 Buffer 12 ETF – October (10)	PGIM S&P 500 Max Buffer ETF – September (23)
PGIM S&P 500 Buffer 20 ETF – October (10)	PGIM S&P 500 Max Buffer ETF – October (24)
PGIM S&P 500 Buffer 12 ETF – November (11)	PGIM S&P 500 Max Buffer ETF – November (25)

(1) Statement of operations for the year ended October 31, 2025 and statement of changes in net assets for the year ended October 31, 2025 and the period December 29, 2023 (commencement of operations) through October 31, 2024

(2) Statement of operations for the year ended October 31, 2025 and statement of changes in net assets for the year ended October 31, 2025 and the period January 31, 2024 (commencement of operations) through October 31, 2024

(3) Statement of operations for the year ended October 31, 2025 and statement of changes in net assets for the year ended October 31, 2025 and the period February 29, 2024 (commencement of operations) through October 31, 2024

(4) Statement of operations for the year ended October 31, 2025 and statement of changes in net assets for the year ended October 31, 2025 and the period March 28, 2024 (commencement of operations) through October 31, 2024

(5) Statement of operations for the year ended October 31, 2025 and statement of changes in net assets for the year ended October 31, 2025 and the period April 30, 2024 (commencement of operations) through October 31, 2024

(6) Statement of operations for the year ended October 31, 2025 and statement of changes in net assets for the year ended October 31, 2025 and the period May 31, 2024 (commencement of operations) through October 31, 2024

(7) Statement of operations for the year ended October 31, 2025 and statement of changes in net assets for the year ended October 31, 2025 and the period May 7, 2024 (commencement of operations) through October 31, 2024

(8) Statement of operations for the year ended October 31, 2025 and statement of changes in net assets for the year ended October 31, 2025 and the period May 9, 2024 (commencement of operations) through October 31, 2024

(9) Statement of operations for the year ended October 31, 2025 and statement of changes in net assets for the year ended October 31, 2025 and the period May 14, 2024 (commencement of operations) through October 31, 2024

(10) Statement of operations for the year ended October 31, 2025 and statement of changes in net assets for the year ended October 31, 2025 and the period May 16, 2024 (commencement of operations) through October 31, 2024

(11) Statement of operations for the year ended October 31, 2025 and statement of changes in net assets for the year ended October 31, 2025 and the period May 21, 2024 (commencement of operations) through October 31, 2024

(12) Statement of operations for the year ended October 31, 2025 and statement of changes in net assets for the year ended October 31, 2025 and the period May 23, 2024 (commencement of operations) through October 31, 2024

(13) Statement of operations for the year ended October 31, 2025 and statement of changes in net assets for the year ended October 31, 2025 and the period June 11, 2024 (commencement of operations) through October 31, 2024

(14) Statement of operations and statement of changes in net assets for the period December 27, 2024 (commencement of operations) through October 31, 2025

(15) Statement of operations and statement of changes in net assets for the period December 31, 2024 (commencement of operations) through October 31, 2025

(16) Statement of operations and statement of changes in net assets for the period January 31, 2025 (commencement of operations) through October 31, 2025

(17) Statement of operations and statement of changes in net assets for the period February 28, 2025 (commencement of operations) through October 31, 2025

(18) Statement of operations and statement of changes in net assets for the period March 31, 2025 (commencement of operations) through October 31, 2025

(19) Statement of operations and statement of changes in net assets for the period April 30, 2025 (commencement of operations) through October 31, 2025

(20) Statement of operations and statement of changes in net assets for the period May 30, 2025 (commencement of operations) through October 31, 2025

(21) Statement of operations and statement of changes in net assets for the period June 30, 2025 (commencement of operations) through October 31, 2025

(22) Statement of operations and statement of changes in net assets for the period July 31, 2025 (commencement of operations) through October 31, 2025

(23) Statement of operations and statement of changes in net assets for the period August 29, 2025 (commencement of operations) through October 31, 2025

(24) Statement of operations and statement of changes in net assets for the period September 30, 2025 (commencement of operations) through October 31, 2025

(25) Statement of operations and statement of changes in net assets as of October 31, 2025 (commencement of operations)

PGIM Rock ETF Trust 333

Report of Independent Registered Public Accounting Firm (continued)

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

December 19, 2025

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies- None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Because the Manager has agreed in the Management Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Manager pays the compensation to each Independent Trustee for services to the Funds from the management fee. The management fee is included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

Initial Approval of the ETFs’ Advisory Agreements

PGIM Laddered Nasdaq-100 Buffer 12 ETF, PGIM Nasdaq-100 Buffer 12 ETFs and the PGIM S&P 500 Max Buffer ETFs

As required by the Investment Company Act of 1940 (1940 Act), the Board considered the proposed management agreement with PGIM Investments LLC (the Manager) for each ETF1 and the proposed subadvisory agreement with PGIM Quantitative Solutions LLC (the Subadviser), which will sub-advise each of the ETFs, each a series of PGIM Rock ETF Trust (the “Trust”). The Board, including all of the Independent Trustees, met on September 26, 2024 (the Meeting) and approved the agreements for an initial two-year period, after concluding that approval of the agreements was in the best interests of each ETF.

In advance of the Meeting, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its considerations.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the ETFs by the Manager and the Subadviser; and the Manager’s and the Subadviser’s qualifications and track record in serving other affiliated funds (including other buffer ETFs); and the fee arrangements under the agreements. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the Meeting. The Board also considered information that the Trustees received throughout the year regarding the Manager in their capacity as directors/trustees of other affiliated funds managed by the Manager (PGIM Alternative Funds). In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the ETFs.

The Trustees determined that the overall arrangements between each ETF and the Manager, which will serve as each ETF’s investment manager pursuant to a management agreement, and between the Manager and the Subadviser, which will serve as each ETF’s Subadviser pursuant to the terms of a subadvisory agreement, are appropriate in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

A summary of certain factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreements is discussed below.

Nature, quality and extent of services

With respect to the Manager, the Board noted that it had received and considered information about the Manager in advance of and at the Meeting, including information relating to the approval of the management agreement, regarding the nature, quality and extent of services to be provided by the Manager, as well as information received at other regular meetings of the PGIM Alternative Funds Board throughout the year. The Board considered the services to be provided by the Manager, including but not limited to the oversight of the Subadviser, as well as the provision of recordkeeping, compliance and other services to the ETFs. With respect to the Manager’s oversight of the Subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadviser. The Board also noted that the Manager is responsible for certain expenses of the Trust. The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the ETFs and the Subadviser, and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board noted that the Manager has personnel with experience in the management of exchanged-traded funds. The Board further noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer as to the Manager for services provided to other PGIM Alternative Funds. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services to be provided by the Manager.

1

PGIM Laddered Nasdaq-100 Buffer 12 ETF (the “Laddered Nasdaq Buffer ETF”); PGIM Nasdaq-100 Buffer 12 ETF – January, PGIM Nasdaq-100 Buffer 12 ETF – April, PGIM Nasdaq-100 Buffer 12 ETF – July, and PGIM Nasdaq-100 Buffer 12 ETF – October (collectively, the “Nasdaq Buffer ETFs”); and PGIM S&P 500 Max Buffer ETF – January, PGIM S&P 500 Max Buffer ETF – February, PGIM S&P 500 Max Buffer ETF – March, PGIM S&P 500 Max Buffer ETF – April, PGIM S&P 500 Max Buffer ETF – May, PGIM S&P 500 Max Buffer ETF – June, PGIM S&P 500 Max Buffer ETF – July, PGIM S&P 500 Max Buffer ETF – August, PGIM S&P 500 Max Buffer ETF – September, PGIM S&P 500 Max Buffer ETF – October, PGIM S&P 500 Max Buffer ETF – November, and PGIM S&P 500 Max Buffer ETF – December (collectively, the “Max Buffer ETFs”).

PGIM Rock ETF Trust

Approval of Advisory Agreements (continued)

With respect to the Subadviser, the Board noted that it had received and considered information about the Subadviser in advance of and at the Meeting, including information relating to the approval of the subadvisory agreement between the Manager and the Subadviser regarding the nature, quality and extent of services to be provided by the Subadviser. The Board considered, among other things, the qualifications, background and experience of the Subadviser’s portfolio managers who will be responsible for the day-to-day management of each ETF’s portfolio, as well as information on the Subadviser’s organizational structure, senior management, investment operations and other relevant information. The Board also considered how each ETF’s strategy is similar to investment strategies used in other buffer ETFs (through their use of FLEX Options in seeking to provide defined investment outcomes for shareholders) managed by the Manager and the Sub-Adviser. The Board further noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer as to the Subadviser for services. The Board noted that the Subadviser is affiliated with the Manager.

Performance

Because the ETFs had not yet commenced operations and the actual asset base of each ETF has not yet been determined, no investment performance for the ETFs existed for Board review. The Board considered the background and professional experience of the proposed portfolio management team for the ETFs. The Manager will provide information relating to performance to the Board in connection with subsequent reviews of the management agreement and subadvisory agreement.

Fee Rates

Laddered Nasdaq Buffer ETF. The Board considered that for Laddered Nasdaq Buffer ETF, under the proposed Management Agreement the ETF will not pay a management fee and that under the proposed Subadvisory Agreement, the Manager will not pay the Subadviser a subadvisory fee with respect to the ETF. The Board also considered that the Laddered Nasdaq Buffer ETF will invest substantially all of its assets in the Nasdaq Buffer ETFs, and that the Manager receives a management fee from each of the Nasdaq Buffer ETFs. The Board noted that this fee structure is the same as the PGIM Laddered Fund of Buffer 12 ETF and PGIM Laddered Fund of Buffer 20 ETF, each of which are also a series of the Trust.

Nasdaq Buffer ETFs and Max Buffer ETFs. The Board considered the proposed management fees of 0.50% of the average daily value of each ETF’s investable assets to be paid by the ETF to the Manager and the proposed subadvisory fees of 0.25% of each ETF’s investable assets to be paid by the Manager to the Subadviser. The Board noted that this fee structure was similar to the PGIM US Large-Cap Buffer 12 and 20 suite of ETFs, each of which are also a series of the Trust.

The Board considered the nature of the management fee as a unitary fee and that the Manager would be responsible for each ETF’s expenses except for those expenses reflected in the management agreement as remaining the responsibility of each ETF. The Board noted that under the Management Agreement, the Manager will pay the fees associated with subadvisory, custody, transfer agency and administration services, Independent Trustees’ fees, and fees for legal, accounting, valuation, listing fees and transfer agency services. The Board noted that under the Management Agreement, each ETF generally will be responsible for paying interest and other borrowing expenses, taxes, brokerage expenses, acquired fund fees and expenses, expenses associated with any shareholder meetings and proxy statements, extraordinary expenses and future 12b-1 fees (if any), along with any other fees or expenses specifically set out in the Management Agreement as payable by the ETF.

The Board considered information provided by the Manager comparing each ETF’s proposed management fee rate and total expenses to the Lipper 15(c) Peer Group. The Board noted that each ETF’s unitary management fee and total expenses were in the first quartile of the Lipper Peer Group (first quartile being the lowest fee).

The Board concluded that the proposed management fee arrangement and total expenses were reasonable in light of the services to be provided.

Profitability

Because the ETFs had not yet commenced operations and the actual asset base of the Trust has not yet been determined, the Board noted that there was no historical profitability information with respect to each ETF to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the management and subadvisory agreements.

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Economies of Scale

Because the ETFs had not yet commenced operations and the actual asset base of each ETF has not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to each ETF to be reviewed. The Board noted that it would review such information in connection with subsequent renewals of the management and subadvisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager, the Subadviser and their affiliates as a result of their relationship with the ETFs. It was noted that with respect to the Laddered Nasdaq Buffer ETF, the Manager and the Subadviser would each receive advisory fees from the underlying Nasdaq Buffer ETFs and that as those funds grew in size (including through investment by the ETFs), revenues of the Manager and the Subadviser may increase. The Board concluded that any other potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other affiliated funds managed by the Manager, which are reviewed on an annual basis. The Board also concluded that any other potential benefits to be derived by the Subadviser were consistent with those generally derived by subadvisers, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to a registered fund.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of each ETF.

PGIM Rock ETF Trust

Approval of Advisory Agreements

PGIM S&P 500 Buffer ETFs

PGIM Laddered S&P 500 Buffer ETFs

The Funds’ Board of Trustees

The Board of Trustees (the “Board”) of the PGIM S&P 500 Buffer 12 ETFs (January through December series)2, the PGIM S&P 500 Buffer 20 ETFs3 (January through December series), the PGIM Laddered S&P 500 Buffer 12 ETF and the PGIM Laddered S&P 500 Buffer 20 ETF (each, a “Fund, and collectively, the “Funds”) consists of four individuals, three of whom are not “interested persons” of the Funds, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of each Fund and its operations, and performs the various duties imposed on the trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established two standing committees: the Audit Committee and the Nominating and Governance Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Funds’ Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew each Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and each Fund’s subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 26, 2025 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of each Fund and its shareholders.

In advance of the Board Meeting, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration of the renewal of the agreements. Among other things, the Board considered fee information from PGIM Investments and PGIM Quantitative Solutions and the degree to which each Fund performed in line with its investment objective.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments, the subadviser and, as applicable, their affiliates, the performance of each Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Fund and its shareholders as each Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to each Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between each Fund and PGIM Investments, which serves as each Fund’s investment manager pursuant to management agreements with each Fund, and between PGIM Investments and PGIM Quantitative Solutions, which serves as the Funds’ subadviser pursuant to the terms of their respective subadvisory agreements with PGIM Investments, are in the best interests of each Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. While the Board received and considered information common to all Funds for efficiency, the Board considered the approval of the agreement for each Fund separately, and its approvals were made on a Fund-by-Fund basis.

[2]

PGIM S&P 500 Buffer ETFs are: PGIM S&P 500 Buffer 12 ETF – January; PGIM S&P 500 Buffer 12 ETF – February; PGIM S&P 500 Buffer 12 ETF – March; PGIM S&P 500 Buffer 12 ETF – April; PGIM S&P 500 Buffer 12 ETF – May; PGIM S&P 500 Buffer 12 ETF – June; PGIM S&P 500 Buffer 12 ETF – July; PGIM S&P 500 Buffer 12 ETF – August; PGIM S&P 500 Buffer 12 ETF – September; PGIM S&P 500 Buffer 12 ETF – October; PGIM S&P 500 Buffer 12 ETF – November; PGIM S&P 500 Buffer 12 ETF – December.

[3]

PGIM S&P 500 Buffer 20 ETF – January; PGIM S&P 500 Buffer 20 ETF – February; PGIM S&P 500 Buffer 20 ETF – March; PGIM S&P 500 Buffer 20 ETF – April; PGIM S&P 500 Buffer 20 ETF – May; PGIM S&P 500 Buffer 20 ETF – June; PGIM S&P 500 Buffer 20 ETF – July; PGIM S&P 500 Buffer 20 ETF – August; PGIM S&P 500 Buffer 20 ETF – September; PGIM S&P 500 Buffer 20 ETF – October; PGIM S&P 500 Buffer 20 ETF – November; and PGIM S&P 500 Buffer 20 ETF – December.

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Certain factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to each Fund by PGIM Investments and PGIM Quantitative Solutions. The Board noted that PGIM Quantitative Solutions is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for each Fund, as well as the provision of accounting oversight, Fund recordkeeping, compliance and other services to each Fund, such as PGIM Investments’ role as administrator of each Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Funds who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Quantitative Solutions, including investment research and security selection, the subadviser’s success in structuring the options package necessary to implement each Fund’s investment strategy, as well as adherence to each Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of each Fund, PGIM Quantitative Solutions, and also considered the qualifications, backgrounds and responsibilities of the PGIM Quantitative Solutions portfolio managers who are responsible for the day-to-day management of the portfolio for their respective Fund(s). The Board was provided with information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments and PGIM Quantitative Solutions. The Board also noted that it received favorable compliance reports from each Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments and PGIM Quantitative Solutions.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, and the subadvisory services provided to each Fund by PGIM Quantitative Solutions, and that there was a reasonable basis on which to conclude that each Fund benefits from the services provided by PGIM Investments and PGIM Quantitative Solutions under the management agreements and the subadvisory agreements, respectively.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as each Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as each Fund’s assets grow beyond current levels. The Board took note that each Fund was relatively new, was seeded with capital from an affiliate of PGIM Investments and generally had not achieved significant scale. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of each Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase. The Board noted that it would periodically consider the potential for economies of scale as the Funds grow.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

PGIM Rock ETF Trust

Approval of Advisory Agreements (continued)

Other Benefits to PGIM Investments and PGIM Quantitative Solutions

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Quantitative Solutions and their affiliates as a result of their relationship with each Fund. The Board concluded that potential benefits to be derived by PGIM Investments included benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with each Fund. The Board concluded that the potential benefits to be derived by PGIM Quantitative Solutions included the potential benefits consistent with those generally resulting from an increase in assets under management, and benefits to their reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Quantitative Solutions were consistent with the types of benefits generally derived by investment managers and subadvisers to similar funds.

Performance of each Fund / Fees and Expenses

The Board considered that each of the PGIM S&P 500 Buffer 12 ETFs (January through December series) and the PGIM S&P 500 Buffer 20 ETFs (January through December series) delivered performance that was in line with expectations given the performance of the benchmark for the period and each Fund’s target outcome parameters. The Board considered that each of the PGIM Laddered S&P 500 Buffer12 ETF and PGIM Laddered S&P 500 Buffer 20 ETF delivered performance that was in line with expectations given the performance of the underlying ETFs in which they invest. The Board considered the level of upside cap each Fund was able to offer to shareholders.

The Board also considered each Fund’s actual management fee (including the management fee rate of 0.00% for PGIM Laddered S&P 500 Buffer 12 ETF and the PGIM Laddered S&P 500 Buffer 20 ETF) as well as each Fund’s net total expense ratio, for the fiscal period ended October 31, 2024. The Board considered the management fee for each Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Fund represents the actual expense ratio incurred by Fund shareholders. The Board noted that under the unitary fee structure, PGIM Investments will pay all operating expenses of the Fund, except for certain expenses, including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses.

The Board noted that to the extent the PGIM S&P 500 Buffer 12 ETFs (January through December series), or the PGIM S&P 500 Buffer 20 ETFs (January through December series) invests in another ETF advised by PGIM Investments (“PGIM ETF”) , PGIM Investments will waive any management fees it receives from the applicable Fund in an amount equal to the unitary management fee received by PGIM Investments from the PGIM ETF attributable to the Fund’s investment in such PGIM ETF. The Board noted that each of the PGIM Laddered S&P 500 Buffer 12 ETF and the PGIM Laddered S&P 500 Buffer 20 ETF invest in a “laddered portfolio” of twelve PGIM S&P 500 Buffer 12 ETFs and PGIM S&P 500 Buffer 20 ETFs, respectively (the “Underlying ETFs”). The Board noted that each of the PGIM Laddered S&P 500 Buffer 12 ETF and the PGIM Laddered S&P 500 Buffer 20 ETF pays PGIM Investments management fees at the rate of 0.00% of the respective Fund’s average daily net assets. The Board further noted that PGIM Investments, however, does receive management fees for managing the Underlying ETFs, a portion of which are paid indirectly by the PGIM Laddered S&P 500 Buffer 12 ETF and the PGIM Laddered S&P 500 Buffer 20 ETF.

The funds included in the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of fund data. The comparisons placed each series of the PGIM S&P 500 Buffer 12 ETFs (January through December series) and the PGIM S&P 500 Buffer 20 ETFs (January through December series) as well as PGIM Laddered S&P 500 Buffer 12 ETF and PGIM Laddered S&P 500 Buffer 20 ETF in 1st quartile as of year-end 2024, with the first quartile being the best 25% of the funds (for expenses, the lowest cost funds). The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of each Fund and its shareholders.

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Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	PGIM Rock ETF Trust

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	December 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	December 19, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	December 19, 2025